UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)             (Zip code)

Jonathan de St. Paer

Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 7.0% of net assets
Asset-Backed Commercial Paper 7.0%
PRICOA SHORT TERM FUNDING LLC	a,b	2.80%		04/05/19	20,000,000	19,993,822
Total Fixed-Rate Obligations
(Cost $19,993,822)						19,993,822
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 93.5% of net assets
U.S. Government Agency Repurchase Agreements* 36.0%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $3,090,672, 4.00%, due 07/01/47)		2.61%		04/01/19	3,000,653	3,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,150,668, 0.00% - 3.19%, due 03/26/20 - 12/20/48)		2.60%		04/01/19	3,000,650	3,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 4.00%, due 03/20/49)		2.60%		04/01/19	28,006,067	28,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 3.50%, due 07/01/48)		2.60%		04/01/19	28,006,067	28,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,087, 3.00%, due 02/15/48)		2.61%		04/01/19	1,000,218	1,000,000
1

Schwab Cash Reserves
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC DOMINION SECURITIES INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $4,080,971, 0.63% - 2.13%, due 11/30/19 - 02/15/46)		2.57%		04/01/19	4,000,857	4,000,000
ROYAL BANK OF CANADA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $28,846,177, 2.79% - 5.00%, due 02/16/41 - 07/20/67)		2.57%		04/01/19	28,005,997	28,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $8,321,824, 3.00% - 4.00%, due 12/20/42 - 04/01/49)		2.63%		04/01/19	8,001,753	8,000,000
						103,000,000
U.S. Treasury Repurchase Agreements 57.5%
BANK OF MONTREAL
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $6,121,358, 0.00% - 3.88%, due 04/25/19 - 04/15/29)		2.55%		04/01/19	6,001,275	6,000,000
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $28,566,223, 0.38% - 1.88%, due 03/31/22 - 07/15/23)		2.60%		04/01/19	28,006,067	28,000,000
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $3,936,487, 2.88%, due 08/15/28)		2.40%		04/01/19	3,859,288	3,858,516
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,234, 2.88%, due 08/15/28)		2.60%		04/01/19	1,000,217	1,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $25,505,555, 1.00% - 6.75%, due 10/15/19 - 08/15/26)		2.58%		04/01/19	25,005,375	25,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $5,101,204, 0.00% - 2.88%, due 04/25/19 - 02/15/49)		2.60%		04/01/19	5,001,083	5,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $97,941,283, 0.75%, due 02/15/45)		2.60%		04/01/19	96,020,800	96,000,000
						164,858,516
Total Repurchase Agreements
(Cost $267,858,516)						267,858,516
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,993,822 or 7.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
2

Schwab Cash Reserves
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value (NAV) money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
Subsequent Event:
At a meeting held on September 25, 2018, the Board of the Schwab Family of Funds (the Trust) approved the liquidation of Schwab Cash Reserves (the Fund). The Fund will redeem all of its outstanding shares on or about April 10, 2019, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all its charges, taxes, expenses and liabilities.
REG47711MAR19
3

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 32.1% of net assets
U.S. Government Agency Debt 20.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		2.46%		08/12/19	100,000	99,099
FEDERAL HOME LOAN BANKS		2.40%		04/01/19	5,935,000	5,935,000
		2.43%		04/01/19	5,350,000	5,350,000
		2.40%		04/03/19	11,200,000	11,198,507
		2.41%		04/03/19	1,442,000	1,441,807
		2.42%		04/03/19	200,000	199,973
		2.43%		04/03/19	4,565,000	4,564,386
		2.45%		04/03/19	4,900,000	4,899,336
		2.41%		04/04/19	200,000	199,960
		2.42%		04/04/19	1,000,000	999,798
		2.43%		04/04/19	500,000	499,899
		2.41%		04/05/19	3,320,000	3,319,111
		2.42%		04/05/19	7,890,000	7,887,875
		2.43%		04/05/19	2,600,000	2,599,300
		2.44%		04/05/19	4,900,000	4,898,673
		2.43%		04/08/19	200,000	199,906
		2.42%		04/09/19	4,000,000	3,997,849
		2.41%		04/10/19	4,700,000	4,697,168
		2.42%		04/10/19	2,300,000	2,298,609
		2.43%		04/10/19	6,500,000	6,496,051
		2.41%		04/11/19	19,350,000	19,337,057
		2.42%		04/12/19	100,000	99,926
		2.42%		04/15/19	1,500,000	1,498,591
		2.43%		04/15/19	390,000	389,631
		2.40%		04/16/19	2,000,000	1,998,000
		2.42%		04/16/19	217,000,000	216,781,644
		2.42%		04/17/19	885,200,000	884,250,299
		2.43%		04/18/19	100,000	99,886
		2.42%		04/22/19	309,700,000	309,263,742
		2.43%		04/22/19	8,455,000	8,443,052
		2.46%		04/22/19	337,500,000	337,017,656
1

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.43%		04/24/19	200,000	199,691
		2.45%		04/24/19	3,500,000	3,494,522
		2.43%		04/26/19	28,474,000	28,426,063
		2.41%		04/30/19	50,312,000	50,214,527
		2.43%		05/02/19	100,000,000	99,791,181
		2.41%		05/03/19	4,800,000	4,789,760
		2.43%		05/03/19	10,120,000	10,098,141
		2.43%		05/08/19	10,000,000	9,975,076
		2.43%		05/10/19	100,700,000	100,435,998
		2.44%		05/10/19	9,500,000	9,474,991
		2.43%		05/15/19	488,200,000	486,755,506
		2.44%		05/17/19	2,000,000	1,993,790
		2.44%		05/22/19	461,600,000	460,012,876
		2.43%		05/24/19	6,900,000	6,875,468
		2.46%		05/24/19	92,400,000	92,070,799
		1.38%		05/28/19	16,200,000	16,172,246
		2.46%		05/31/19	750,000	746,938
		2.44%		06/03/19	174,000,000	173,261,587
		2.43%		06/07/19	4,500,000	4,479,774
		2.43%		06/19/19	10,000,000	9,946,894
		2.45%		06/19/19	63,000,000	62,663,361
		2.45%		06/25/19	199,000,000	197,858,237
		2.48%		09/11/19	4,500,000	4,450,041
		2.46%		09/25/19	517,000,000	510,823,142
		2.58%		03/20/20	85,500,000	85,500,000
		2.51%		04/02/20	86,000,000	86,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.75%		05/30/19	24,067,000	24,038,698
FEDERAL NATIONAL MORTGAGE ASSOCIATION		2.44%		04/10/19	1,500,000	1,499,089
		2.44%		04/17/19	5,000,000	4,994,578
		2.46%		05/08/19	2,000,000	1,994,964
		0.88%		08/02/19	10,934,000	10,875,056
						4,410,874,785
U.S. Treasury Debt 11.7%
United States Treasury		2.33%		04/02/19	500,000,000	499,967,639
		2.39%		04/02/19	300,000,000	299,980,123
		2.40%		04/02/19	35,000,000	34,997,667
		2.41%		04/02/19	100,000,000	99,993,319
		2.40%		04/04/19	35,000,000	34,993,000
		2.42%		04/16/19	650,000,000	649,345,937
		2.44%		04/23/19	220,000,000	219,672,493
		2.46%		04/23/19	500,000,000	499,248,333
		1.13%		05/31/19	184,000,000	183,604,165
						2,521,802,676
Total Fixed-Rate Obligations
(Cost $6,932,677,461)						6,932,677,461

2

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 10.2% of net assets
U.S. Government Agency Debt 10.2%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(3 mo. USD-LIBOR - 0.14%)		2.46%	06/12/19	03/12/20	4,000,000	3,999,811
(1 mo. USD-LIBOR + 0.01%)		2.51%	04/29/19	06/29/20	145,000,000	145,000,000
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.32%)		2.48%		04/05/19	250,000,000	250,001,207
(1 mo. USD-LIBOR - 0.07%)		2.42%		04/24/19	440,000,000	439,990,592
(SOFR + 0.04%)		2.69%	03/30/19	05/15/19	50,000,000	50,000,000
(SOFR + 0.04%)		2.69%	03/30/19	06/21/19	74,500,000	74,500,000
(3 mo. USD-LIBOR - 0.26%)		2.35%		06/27/19	171,900,000	171,876,751
(1 mo. USD-LIBOR - 0.04%)		2.46%	04/08/19	09/06/19	185,000,000	185,000,000
(SOFR + 0.06%)		2.71%	03/30/19	09/10/19	50,000,000	50,000,000
(SOFR + 0.03%)		2.68%	03/30/19	09/20/19	100,000,000	100,000,000
(SOFR + 0.03%)		2.68%	03/30/19	12/06/19	112,900,000	112,900,000
(SOFR + 0.07%)		2.72%	03/30/19	03/27/20	215,000,000	215,000,000
(SOFR + 0.12%)		2.77%	03/30/19	03/12/21	66,000,000	66,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		2.68%	03/30/19	05/08/19	23,000,000	23,000,000
(SOFR + 0.03%)		2.68%	03/30/19	06/19/19	139,000,000	139,000,000
(SOFR + 0.03%)		2.68%	04/02/19	10/01/19	185,000,000	185,000,000
Total Variable-Rate Obligations
(Cost $2,211,268,361)						2,211,268,361
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 54.6% of net assets
U.S. Government Agency Repurchase Agreements* 37.3%
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $792,422,430, 2.44% - 5.00%, due 03/01/31 - 02/01/49)		2.62%		04/01/19	769,342,164	769,174,228
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $240,042,198, 3.50% - 4.50%, due 02/01/46 - 03/01/48)		2.61%		04/01/19	233,050,678	233,000,000
BMO CAPITAL MARKETS CORP
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $54,601,691, 2.16% - 5.00%, due 03/30/20 - 09/20/65)		2.57%		04/01/19	53,011,351	53,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $254,254,580, 0.00% - 4.79%, due 08/15/19 - 06/25/57)		2.60%		04/01/19	249,053,950	249,000,000
3

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO LLC
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $612,100,498, 2.50% - 7.50%, due 07/01/19 - 04/01/56)		2.68%		04/03/19	600,312,667	600,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities valued at $510,000,000, 2.50% - 6.50%, due 08/15/23 - 07/15/53)		2.70%		04/04/19	500,262,500	500,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $56,650,000, 3.00% - 5.00%, due 06/01/33 - 03/01/49)		2.60%		04/01/19	55,011,917	55,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $257,500,000, 3.00% - 6.00%, due 03/20/25 - 01/20/49)		2.59%		04/01/19	250,053,958	250,000,000
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $154,533,733, 2.50% - 10.00%, due 05/15/19 - 02/20/49)		2.62%		04/02/19	150,076,417	150,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $515,077,250, 3.50% - 5.50%, due 04/01/33 - 11/20/47)		2.70%		04/03/19	500,262,500	500,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $205,983,208, 2.13% - 10.00%, due 02/15/21 - 03/01/49)		2.70%		04/03/19	200,105,000	200,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $515,077,250, 2.50% - 6.00%, due 10/01/31 - 03/01/49)		2.70%		04/03/19	500,262,500	500,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $162,740,000, 3.50%, due 07/01/48)		2.60%		04/01/19	158,034,233	158,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $332,690,000, 2.89% - 5.00%, due 12/01/27 - 01/01/49)		2.61%		04/01/19	323,070,253	323,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $176,497,853, 0.88% - 3.38%, due 07/31/19 - 11/15/48)		2.57%		04/01/19	173,037,051	173,000,000
Issued 02/15/19, repurchase date 04/15/19 (Collateralized by U.S. Treasury Securities valued at $153,616,909, 0.63% - 2.88%, due 11/30/23 - 02/15/43)		2.46%		04/05/19	150,502,250	150,000,000
4

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
ROYAL BANK OF CANADA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,281,712,464, 1.13% - 6.50%, due 08/15/21 - 03/20/66)		2.57%		04/01/19	1,253,268,351	1,253,000,000
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $154,578,109, 2.50% - 6.50%, due 05/01/24 - 02/01/56)		2.60%		04/02/19	150,075,833	150,000,000
Issued 03/19/19, repurchase date 04/18/19 (Collateralized by U.S. Government Agency Securities valued at $51,606,004, 2.89% - 4.50%, due 10/01/28 - 04/01/49)		2.47%		04/05/19	50,058,319	50,000,000
Issued 03/18/19, repurchase date 04/17/19 (Collateralized by U.S. Government Agency Securities valued at $103,210,292, 2.87% - 4.50%, due 01/25/29 - 03/20/49)		2.45%		04/05/19	100,122,500	100,000,000
Issued 03/15/19, repurchase date 04/16/19 (Collateralized by U.S. Government Agency Securities valued at $241,544,888, 2.32% - 4.56%, due 01/25/29 - 03/20/49)		2.45%		04/05/19	234,334,425	234,000,000
Issued 03/14/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $258,060,778, 2.31% - 4.54%, due 01/25/29 - 03/20/49)		2.45%		04/05/19	250,374,306	250,000,000
Issued 03/13/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $464,540,944, 2.00% - 6.50%, due 02/01/27 - 10/25/58)		2.45%		04/05/19	450,704,375	450,000,000
Issued 03/11/19, repurchase date 04/10/19 (Collateralized by U.S. Government Agency Securities valued at $103,210,292, 2.19% - 4.50%, due 09/25/36 - 03/20/49)		2.45%		04/05/19	100,170,139	100,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $634,539,039, 2.00% - 6.74%, due 06/01/19 - 06/01/56)		2.63%		04/01/19	610,133,692	610,000,000
						8,060,174,228
U.S. Treasury Repurchase Agreements 17.3%
BANK OF MONTREAL
Issued 03/19/19, repurchase date 04/02/19 (Collateralized by U.S. Treasury Securities valued at $102,096,458, 0.00% - 3.63%, due 04/25/19 - 05/15/44)		2.43%		04/02/19	100,094,500	100,000,000
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $495,827,454, 1.88% - 2.88%, due 12/15/20 - 11/15/27)		2.60%		04/01/19	486,105,300	486,000,000
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $111,204,123, 2.25%, due 11/15/24)		2.60%		04/01/19	109,023,617	109,000,000
5

Schwab Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $179,346,387, 1.75%, due 09/30/22)		2.40%		04/01/19	175,829,729	175,794,570
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,312,002,045, 0.13% - 6.63%, due 05/15/20 - 02/15/49)		2.58%		04/01/19	1,286,276,490	1,286,000,000
Issued 03/29/19, repurchase date 04/05/19 (Collateralized by U.S. Treasury Securities valued at $204,098,400, 0.63% - 7.25%, due 08/31/20 - 02/15/46)		2.48%		04/05/19	200,096,444	200,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,008, 1.13% - 3.00%, due 07/15/21 - 02/15/27)		2.58%		04/01/19	500,107,500	500,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $905,956,273, 0.00% - 8.75%, due 03/31/19 - 02/15/49)		2.60%		04/01/19	888,192,400	888,000,000
						3,744,794,570
Total Repurchase Agreements
(Cost $11,804,968,798)						11,804,968,798
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 108.2% of net assets
U.S. Treasury Debt 108.2%
United States Treasury		2.35%		04/02/19	171,168,000	171,156,589
		2.38%		04/02/19	16,543,000	16,541,908
		2.39%		04/02/19	14,098,000	14,097,065
		2.40%		04/02/19	1,466,432,000	1,466,335,217
		2.41%		04/02/19	50,000,000	49,996,660
		2.36%		04/09/19	1,745,000	1,744,085
		2.38%		04/09/19	725,000,000	724,616,556
		2.39%		04/09/19	144,720,000	144,643,128
		2.40%		04/09/19	338,340,000	338,159,556
		2.42%		04/09/19	83,109,000	83,064,298
		2.12%		04/11/19	50,000,000	49,970,514
		2.41%		04/16/19	800,000,000	799,198,333
		2.42%		04/16/19	223,226,000	223,001,310
		2.41%		04/23/19	14,341,000	14,319,875
		2.42%		04/23/19	50,000,000	49,926,208
		2.44%		04/23/19	75,000,000	74,888,396
		2.46%		04/23/19	150,000,000	149,774,958
		1.25%		04/30/19	224,000,000	223,783,430
		2.41%		04/30/19	500,000,000	499,064,722
		2.31%		05/16/19	9,993,000	9,964,276
Total Fixed-Rate Obligations
(Cost $5,104,247,084)						5,104,247,084

Variable-Rate Obligations 0.5% of net assets
U.S. Treasury Debt 0.5%
United States Treasury
(3 mo. Treasury Money Market Yield + 0.07%)		2.49%	04/01/19	04/30/19	22,950,000	22,950,757
Total Variable-Rate Obligations
(Cost $22,950,757)						22,950,757
7

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 45.4% of net assets
U.S. Treasury Debt 45.4%
United States Treasury		2.40%		04/02/19	150,000,000	149,990,021
		2.41%		04/02/19	400,000,000	399,973,275
		2.40%		04/09/19	300,000,000	299,840,000
		2.41%		04/09/19	50,000,000	49,973,278
		0.88%		04/15/19	500,000,000	499,695,952
		2.41%		04/16/19	250,000,000	249,749,479
		2.42%		04/16/19	100,000,000	99,899,375
		2.42%		04/23/19	200,000,000	199,704,833
		2.44%		04/23/19	350,000,000	349,478,952
		2.47%		04/23/19	375,000,000	374,433,958
		1.25%		04/30/19	537,500,000	536,977,438
		2.41%		04/30/19	250,000,000	249,532,360
		3.13%		05/15/19	78,000,000	78,062,372
		2.43%		05/21/19	50,000,000	49,831,945
		1.13%		05/31/19	77,000,000	76,834,352
		1.50%		05/31/19	85,657,000	85,521,254
		1.63%		06/30/19	200,000,000	199,580,601
		0.75%		07/15/19	125,000,000	124,387,418
		3.38%		11/15/19	50,000,000	50,259,119
Total Fixed-Rate Obligations
(Cost $4,123,725,982)						4,123,725,982

Variable-Rate Obligations 5.8% of net assets
U.S. Treasury Debt 5.8%
United States Treasury
(3 mo. Treasury Money Market Yield + 0.07%)		2.49%	04/01/19	04/30/19	47,050,000	47,051,553
(3 mo. Treasury Money Market Yield + 0.05%)		2.47%	04/01/19	10/31/19	100,000,000	100,021,907
(3 mo. Treasury Money Market Yield + 0.04%)		2.47%	04/01/19	07/31/20	302,000,000	301,817,752
8

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. Treasury Money Market Yield + 0.05%)		2.47%	04/01/19	10/31/20	75,000,000	74,926,679
Total Variable-Rate Obligations
(Cost $523,817,891)						523,817,891
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 49.5% of net assets
U.S. Treasury Repurchase Agreements 49.5%
BANK OF MONTREAL
Issued 03/19/19, repurchase date 04/02/19 (Collateralized by U.S. Treasury Securities valued at $153,144,659, 0.00% - 4.25%, due 04/25/19 - 05/15/48)		2.43%		04/02/19	150,141,750	150,000,000
Issued 03/14/19, repurchase date 04/03/19 (Collateralized by U.S. Treasury Securities valued at $408,550,848, 0.00% - 7.88%, due 04/09/19 - 02/15/49)		2.43%		04/03/19	400,540,000	400,000,000
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $173,862,583, 1.75% - 2.88%, due 10/15/21 - 09/30/22)		2.40%		04/01/19	170,453,499	170,419,415
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $45,910,032, 2.50%, due 03/31/23)		2.60%		04/01/19	45,009,750	45,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/05/19 (Collateralized by U.S. Treasury Securities valued at $510,246,010, 0.00% - 8.13%, due 04/30/19 - 02/15/44)		2.48%		04/05/19	500,241,111	500,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $505,009,395, 2.75% - 5.38%, due 04/15/28 - 11/15/47)		2.60%		04/01/19	495,107,250	495,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,095, 1.75% - 6.25%, due 02/15/22 - 05/15/30)		2.58%		04/01/19	500,107,500	500,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $357,000,067, 1.75% - 2.13%, due 11/30/21 - 11/30/23)		2.58%		04/01/19	350,075,250	350,000,000
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Treasury Securities valued at $459,099,500, 0.00% - 3.00%, due 04/25/19 - 09/30/25)		2.60%		04/02/19	450,227,500	450,000,000
RBC DOMINION SECURITIES INC
Issued 03/07/19, repurchase date 04/08/19 (Collateralized by U.S. Treasury Securities valued at $153,329,208, 0.00% - 3.00%, due 04/25/19 - 02/15/49)		2.42%		04/05/19	150,292,417	150,000,000
Issued 03/21/19, repurchase date 04/22/19 (Collateralized by U.S. Treasury Securities valued at $255,555,420, 1.38% - 3.00%, due 09/30/19 - 11/15/44)		2.45%		04/05/19	250,255,208	250,000,000
ROYAL BANK OF CANADA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $357,075,867, 2.63% - 2.88%, due 06/30/23 - 08/31/25)		2.55%		04/01/19	350,074,375	350,000,000
9

Schwab Treasury Obligations Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/18/19, repurchase date 04/17/19 (Collateralized by U.S. Treasury Securities valued at $102,207,438, 2.25% - 2.75%, due 05/31/23 - 12/31/24)		2.44%		04/05/19	100,122,000	100,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $590,707,969, 0.00% - 2.50%, due 08/08/19 - 08/15/46)		2.60%		04/01/19	579,125,450	579,000,000
Total Repurchase Agreements
(Cost $4,489,419,415)						4,489,419,415
10

Schwab Government Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value (NAV) money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG94697MAR19
11

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 21.4% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		1.70%		05/02/19	67,400,000	67,400,000
CP		1.75%		06/04/19	9,500,000	9,500,000
						76,900,000
Arizona 0.0%
Regional Public Transportation Auth
Transportation Excise Tax Refunding RB Series 2009A (ESCROW)		5.00%		07/01/19	4,465,000	4,501,708
California 2.6%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.90%		04/03/19	28,000,000	28,000,000
RB (Kaiser Permanente) Series 2006E		1.82%		05/08/19	26,000,000	26,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.90%		04/03/19	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		1.65%		06/06/19	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		1.90%		04/03/19	34,110,000	34,110,000
RB (Kaiser Permanente) Series 2004I		1.82%		05/08/19	8,500,000	8,500,000
RB (Kaiser Permanente) Series 2004K		1.82%		05/08/19	10,090,000	10,090,000
RB (Kaiser Permanente) Series 2004K		1.65%		06/06/19	36,710,000	36,710,000
RB (Kaiser Permanente) Series 2004K		1.55%		06/11/19	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2006D		1.78%		08/08/19	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2008B		1.77%		06/05/19	19,400,000	19,400,000
RB (Kaiser Permanente) Series 2008C		1.58%		06/11/19	20,865,000	20,865,000
RB (Kaiser Permanente) Series 2009B-1		1.79%		08/06/19	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B-4		1.79%		08/06/19	40,000,000	40,000,000
RB (Kaiser Permanente) Series 2009B2		1.92%		04/02/19	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2009B3		1.92%		04/02/19	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B3		1.82%		04/04/19	21,500,000	21,500,000
RB (Kaiser Permanente) Series 2009B3		1.79%		08/06/19	5,000,000	5,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2009B6		1.79%		08/07/19	7,000,000	7,000,000
						376,625,000
Colorado 0.1%
Colorado Springs Public Facilities Auth
COP Series 2009 (ESCROW)		5.00%		11/01/19	11,140,000	11,347,111
Connecticut 0.0%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2016F2		1.40%		05/15/19	600,000	599,637
Housing Mortgage Finance Bonds Series 2018E4		2.25%		11/15/19	4,300,000	4,300,000
						4,899,637
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.75%		04/05/19	14,000,000	14,000,000
District of Columbia 0.3%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.84%	06/05/19	12/03/19	45,000,000	45,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010B		5.00%		10/01/19	4,295,000	4,362,972
						49,362,972
Florida 1.7%
Florida
Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/19	1,000,000	1,005,407
Florida Dept of Transportation
Turnpike RB Series 2013C		5.00%		07/01/19	5,000,000	5,040,644
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMORGAN CHASE BANK NA)		1.82%		05/02/19	37,720,000	37,720,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.62%		04/04/19	7,500,000	7,500,000
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.69%		06/20/19	2,500,000	2,500,000
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		1.83%		06/03/19	18,700,000	18,700,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.82%		06/03/19	20,000,000	20,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.63%		06/04/19	31,500,000	31,500,000
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.89%		06/05/19	34,500,000	34,500,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.63%		05/16/19	8,000,000	8,000,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.70%		05/16/19	8,000,000	8,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.68%		05/08/19	49,255,000	49,255,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.90%		07/12/19	22,000,000	22,000,000
						245,721,051

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 0.6%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.95%		07/02/19	137,000	137,000
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		2.00%		07/02/19	4,550,000	4,550,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.93%		05/31/19	486,000	486,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.98%		05/31/19	760,000	760,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		2.05%		05/31/19	22,270,000	22,270,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		2.10%		05/31/19	52,730,000	52,730,000
						80,933,000
Idaho 0.3%
Idaho
TAN 2018		4.00%		06/28/19	41,750,000	41,970,835
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.70%		05/01/19	7,500,000	7,500,000
						49,470,835
Illinois 1.2%
Chicago
CP Series E (LOC: BANK OF AMERICA NA)		1.72%		05/23/19	50,230,000	50,230,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.65%		04/01/19	67,933,000	67,933,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.65%		04/03/19	25,143,000	25,143,000
RB (Silver Cross Hospital) Series 2009 (ESCROW)		6.88%		08/15/19	12,000,000	12,221,810
RB (Univ Of Chicago) Series 1998B		1.88%		02/13/20	14,000,000	14,000,000
Univ of Illinois
RB Series 2009A (ESCROW)		5.75%		04/01/19	7,745,000	7,745,000
						177,272,810
Iowa 0.0%
Waterloo Community SD
Sales & Use Refunding RB Series 2011A (ESCROW)		5.00%		07/01/19	3,560,000	3,588,488
Kentucky 0.5%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2018		4.00%		11/01/19	26,500,000	26,793,456
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.73%		05/09/19	14,000,000	14,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.62%		07/01/19	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.72%		07/01/19	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.55%		07/03/19	3,300,000	3,300,000
CP Series A1 (LIQ: BANK OF AMERICA NA)		1.85%		04/11/19	10,000,000	9,999,919
						74,093,375

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.72%		05/16/19	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		2.00%		03/15/20	20,000,000	20,000,000
						30,000,000
Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2010 (ESCROW)		5.00%		07/01/19	4,070,000	4,102,459
Washington Suburban Sanitary District
Consolidated Bonds 2018		5.00%		06/01/19	6,905,000	6,942,314
						11,044,773
Massachusetts 1.0%
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2012L		5.00%		07/01/19	300,000	302,181
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare)Series 2008H2		1.58%		06/04/19	14,040,000	14,040,000
Revenue Notes (Harvard Univ) Series EE		1.55%		06/04/19	50,000,000	50,000,000
Revenue Notes (Harvard Univ) Series EE		1.77%		07/09/19	30,000,000	30,000,000
Massachusetts Port Auth
CP Notes Series 2012A & 2012B (LOC: TD BANK NA)		1.65%		05/09/19	41,000,000	41,000,000
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.75%		06/25/19	6,600,000	6,600,000
						141,942,181
Michigan 0.3%
Univ of Michigan
CP Notes Series K-1		1.80%		06/04/19	17,000,000	17,000,000
CP Notes Series K2		1.49%	04/09/19	10/11/19	26,380,000	26,380,000
						43,380,000
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		2.00%		08/01/19	12,840,000	12,840,000
Missouri 0.3%
Univ of Missouri
CP Series A		1.65%		05/02/19	35,835,000	35,835,000
Nevada 0.2%
Las Vegas Redevelopment Agency
Tax Increment RB Series 2009A (ESCROW)		7.50%		06/15/19	3,000,000	3,035,924
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.85%		04/03/19	14,000,000	14,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		1.82%		06/03/19	15,770,000	15,770,000
						32,805,924
New Jersey 0.2%
Hudson Cnty
BAN 2018		4.00%		12/10/19	16,000,000	16,228,053
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018C1		3.00%		10/03/19	5,537,000	5,564,777
						21,792,830
New York 2.4%
Albany City SD
BAN Series 2019A		2.75%		03/27/20	17,000,000	17,156,367
Brewster CSD
BAN 2018		3.00%		07/12/19	39,346,793	39,482,918
Clarkstown CSD
BAN 2018		3.00%		07/26/19	11,000,000	11,042,580
East Islip UFSD
BAN 2018		3.00%		10/10/19	3,266,044	3,282,433
Enlarged Troy SD
BAN 2018		3.50%		06/12/19	4,000,000	4,009,901
Fairpoint CSD
GO BANs 2018		3.25%		07/19/19	7,924,000	7,955,567
Half Hollow Hills CSD
TAN 2018-2019		3.00%		06/27/19	29,000,000	29,069,282
Middletown
BAN 2018A		3.50%		08/28/19	10,000,000	10,065,723
Miller Place UFSD
TAN 2018-2019		3.25%		06/27/19	11,000,000	11,037,599
New York State Power Auth
CP Series 1&2		1.79%		04/04/19	6,000,000	6,000,000
CP Series 2		1.62%		05/09/19	26,393,000	26,393,000
North Tonawanda SD
BAN 2018		3.25%		08/23/19	10,000,000	10,055,391
Port Auth of New York & New Jersey
Consolidated Bonds 188th Series		5.00%		05/01/19	8,655,000	8,675,894
CP Series A		1.45%		04/02/19	8,005,000	8,004,912
Port Washington UFSD
BAN 2018		4.00%		08/07/19	10,000,000	10,077,361
Ravena-Coeymans-Selkirk CSD
GO BAN 2018		4.00%		08/16/19	10,000,000	10,081,112
Sachem Central SD
TAN 2018-2019		3.50%		06/25/19	50,000,000	50,185,264
Sayville UFSD
TAN 2018		3.00%		06/27/19	5,500,000	5,513,079
West Islip UFSD
BAN 2018		3.25%		07/24/19	11,000,000	11,049,954
Westchester Cnty
TAN Series 2019A		2.25%		05/28/19	58,220,000	58,281,380

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Westhampton Beach UFSD
TAN 2018-2019		3.25%		06/27/19	10,000,000	10,034,292
						347,454,009
North Carolina 0.1%
North Carolina
GO Bonds Series 2018A		5.00%		06/01/19	8,520,000	8,566,068
Ohio 0.4%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.70%		05/01/19	3,500,000	3,500,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.67%		05/13/19	31,145,000	31,145,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.86%		06/05/19	11,780,000	11,780,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		1.86%		06/05/19	16,695,000	16,695,000
						63,120,000
Tennessee 0.6%
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.55%		05/03/19	25,000,000	25,000,000
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.82%		06/05/19	25,000,000	25,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.82%		06/05/19	14,680,000	14,680,000
Water & Sewer Revenue CP Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		1.85%		06/05/19	15,000,000	15,000,000
						79,680,000
Texas 6.9%
Brownsville
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.96%		06/11/19	13,000,000	13,000,000
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.85%		09/12/19	7,000,000	7,000,000
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.83%		09/16/19	8,200,000	8,200,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2009A (ESCROW)		5.00%		06/01/19	5,000,000	5,027,492
Sr Sub Lien Sales Tax Revenue CP Series I		1.60%		04/03/19	20,000,000	20,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.65%		05/13/19	18,400,000	18,400,000
Refunding RB (Methodist Hospital) Series 2009C1		1.87%		06/20/19	69,500,000	69,500,000
Refunding RB (Methodist Hospital) Series 2009C2		1.83%		07/02/19	26,375,000	26,375,000
Houston
Combined Utility System CP Series B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.80%		05/02/19	20,000,000	20,000,000
GO CP Series E1 (LOC: CITIBANK NA)		1.82%		06/04/19	6,400,000	6,400,000
Klein ISD
ULT Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/19	375,000	378,992
Lewisville ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/19	2,325,000	2,352,771
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.71%		04/03/19	39,945,000	39,945,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North East ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/19	9,000,000	9,096,391
Port of Port Arthur Navigation District
Exempt Facilities RB (Emerald Renewable Diesel Project) Series 2018 (ESCROW)		2.40%		05/31/19	45,000,000	45,000,000
RB (BASF Corp) Series 2000A		1.72%		05/16/19	15,000,000	15,000,000
San Antonio
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.85%		05/02/19	6,000,000	6,000,000
Electric & Gas Systems CP Series C (LIQ: MUFG BANK LTD)		1.82%		06/03/19	12,500,000	12,500,000
GO Bonds Series 2018		4.00%		08/01/19	2,000,000	2,014,881
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.90%		06/04/19	5,000,000	5,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.95%		06/06/19	17,735,000	17,735,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.87%		08/02/19	38,200,000	38,200,000
Texas
GO Bonds Series 2012		5.50%		08/01/19	1,000,000	1,011,823
TRAN Series 2018		4.00%		08/29/19	514,465,000	518,728,845
Texas A&M Univ
CP Series B		1.81%		07/02/19	18,000,000	18,000,000
Univ of Texas
CP Notes Series A		1.49%		04/02/19	25,000,000	24,999,786
Permanent Univ Fund Bonds Series 2015A		5.00%		07/01/19	2,805,000	2,827,374
Revenue Financing CP Series A		1.65%		05/02/19	25,000,000	25,000,000
Revenue Financing CP Series A		1.62%		05/03/19	14,500,000	14,500,000
Revenue Financing CP Series A		1.80%		06/04/19	10,250,000	10,250,000
						1,002,443,355
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.68%		05/02/19	10,140,000	10,140,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.82%		05/22/19	16,000,000	16,000,000
						26,140,000
Vermont 0.1%
Vermont Economic Development Auth
CP Series D (LOC: JPMORGAN CHASE BANK NA)		1.87%		06/10/19	7,250,000	7,250,000
Virginia 0.1%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.84%		04/25/19	8,000,000	8,000,000
Washington 0.3%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.82%		05/09/19	18,655,000	18,655,000
Sub Lien Refunding RB Series 2012B		4.00%		08/01/19	2,065,000	2,079,043
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.78%		04/09/19	25,000,000	25,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington
GO Refunding Bonds Series 2010A (ESCROW)		5.00%		08/01/19	2,200,000	2,223,420
Go Refunding Bonds Series R2012A		5.00%		07/01/19	1,645,000	1,658,289
						49,615,752
Wisconsin 0.0%
Wisconsin
GO Bonds Series 2016B		5.00%		05/01/19	3,000,000	3,008,053
GO CP Notes (LIQ: PNC BANK NATIONAL ASSOCIATION)		1.77%		06/06/19	2,019,000	2,019,000
						5,027,053
Total Fixed-Rate Municipal Securities
(Cost $3,095,652,932)						3,095,652,932

Variable-Rate Municipal Securities 78.1% of net assets
Alabama 1.7%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	2,390,000	2,390,000
RB Series 2016C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	9,000,000	9,000,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	a	1.62%		04/05/19	2,310,000	2,310,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/18/19	7,625,000	7,625,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		04/05/19	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		04/05/19	20,000,000	20,000,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	b,c	1.59%		04/05/19	4,355,000	4,355,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.55%		04/05/19	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	a	1.58%		04/05/19	3,935,000	3,935,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	a	1.58%		04/05/19	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	a	1.55%		04/05/19	65,000,000	65,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	a	1.53%		04/05/19	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	a	1.55%		04/05/19	30,000,000	30,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mobile Downtown Redevelopment Auth
Gulf Opportunity Zone RB (Austal US) Series 2011B (LOC: SOCIETE GENERALE SA)	a,b	1.53%		04/05/19	17,510,000	17,510,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.65%		04/05/19	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	a	1.53%		04/05/19	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.65%		04/05/19	4,350,000	4,350,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		04/05/19	1,475,000	1,475,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011E (LOC: JPMORGAN CHASE BANK NA)	a,b	1.57%		04/05/19	500,000	500,000
						252,360,000
Alaska 0.1%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	a	1.48%		04/05/19	17,695,000	17,695,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	1.52%		04/05/19	980,000	980,000
						18,675,000
Arizona 0.7%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,705,000	4,705,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	13,275,000	13,275,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	7,900,000	7,900,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	a	1.58%		04/05/19	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.53%		04/05/19	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/09/19	27,215,000	27,215,000
						102,845,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arkansas 0.4%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	a	1.52%		04/05/19	50,000,000	50,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	a	1.57%		04/05/19	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	a	1.57%		04/05/19	6,450,000	6,450,000
						61,770,000
California 0.4%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	1.56%		04/05/19	2,895,000	2,895,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	a	1.57%		04/05/19	990,000	990,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C	a	1.38%		04/05/19	1,030,000	1,030,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	164,500	164,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	a	1.61%		04/05/19	1,820,000	1,820,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	a	1.56%		04/05/19	365,000	365,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.60%	04/04/19	07/01/19	14,405,000	14,405,000
RB (Kaiser Permanente) Series 2002B	a	1.40%		04/05/19	825,000	825,000
RB (Kaiser Permanente) Series 2003D	a	1.38%		04/05/19	5,000	5,000
RB (Kaiser Permanente) Series 2008B	a	1.40%		04/05/19	700,000	700,000
RB (Kaiser Permanente) Series 2009C1	a	1.37%		04/05/19	2,395,000	2,395,000
RB (Kaiser Permanente) Series 2009C2	a	1.37%		04/05/19	12,075,000	12,075,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b	1.65%	04/04/19	06/03/19	7,475,000	7,475,000
Los Angeles Dept of Airports
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	1,000,000	1,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.64%		04/05/19	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		04/05/19	9,000,000	9,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	a	1.45%		04/05/19	395,000	395,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.58%		04/05/19	1,780,000	1,780,000
						62,319,500

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado 3.4%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	a	1.54%		04/05/19	35,100,000	35,100,000
Colorado
COP Series 2018N (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,250,000	5,250,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	a	1.59%		04/05/19	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	a	1.54%		04/05/19	6,340,000	6,340,000
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	b,c	1.54%		04/01/19	28,570,000	28,570,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	b,c	1.55%		04/05/19	9,300,000	9,300,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	23,250,000	23,250,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	a	1.59%		04/05/19	1,895,000	1,895,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	a	1.51%		04/05/19	10,535,000	10,535,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)	a	1.57%		04/05/19	13,715,000	13,715,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	a	1.51%		04/05/19	25,000,000	25,000,000
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	a	1.54%		04/05/19	14,060,000	14,060,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.54%		04/05/19	10,000,000	10,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	10,310,000	10,310,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.63%		04/05/19	48,220,000	48,220,000
Denver
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	b,c	1.57%	04/04/19	04/05/19	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	b,c	1.57%	04/04/19	04/05/19	71,000,000	71,000,000
Airport System Sub RB Series 2018A (LOC: BANK OF AMERICA NA)	b,c	1.57%		04/05/19	7,275,000	7,275,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.49%		04/01/19	18,895,000	18,895,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	13,930,000	13,930,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/06/19	6,690,000	6,690,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.55%	04/04/19	04/05/19	8,000,000	8,000,000
Enterprise RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
Refunding RB Series 2017A-2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/20/19	10,940,000	10,940,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
						497,090,000
Connecticut 0.3%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,440,000	4,440,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	a	1.53%		04/05/19	9,950,000	9,950,000
Housing Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	a	1.53%		04/05/19	22,000,000	22,000,000
						36,390,000
Delaware 0.0%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010B	a	1.60%		04/05/19	1,355,000	1,355,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	a	1.53%		04/05/19	5,185,000	5,185,000
						6,540,000
District of Columbia 1.4%
District of Columbia
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	18,000,000	18,000,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	6,660,000	6,660,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/30/19	2,995,000	2,995,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	20,700,000	20,700,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	12,465,000	12,465,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,200,000	6,200,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		04/05/19	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	12,400,000	12,400,000
Public Utility Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	3,750,000	3,750,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,680,000	6,680,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/30/19	9,735,000	9,735,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	28,025,000	28,025,000
Metropolitan Washington Airports Auth
Airport System RB Series 2003D1 (LOC: TD BANK NA)	a	1.52%		04/05/19	31,625,000	31,625,000
Airport System Refunding RB Series 2015B&2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.56%		04/05/19	9,480,000	9,480,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.55%		04/05/19	4,000,000	4,000,000
						206,630,000
Florida 4.0%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	a	1.54%		04/05/19	9,720,000	9,719,904
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	5,395,000	5,395,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	a	1.53%		04/05/19	24,975,000	24,975,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	30,430,000	30,430,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	a	1.54%		04/05/19	3,445,000	3,445,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	a	1.54%		04/05/19	1,300,000	1,300,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/30/19	4,455,000	4,455,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.58%		04/05/19	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	7,400,000	7,400,000
East Central Regional Wastewater Treatment Facilities Operation Board
Wastewater Refunding RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,025,000	6,025,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	4,075,000	4,075,000
Bridge Construction Bonds Series 2018B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	3,800,000	3,800,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))	a	1.56%		04/05/19	10,250,000	10,250,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.58%		04/05/19	10,240,000	10,240,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	a	1.63%		04/05/19	6,605,000	6,605,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	a	1.53%		04/05/19	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	a	1.63%		04/05/19	5,930,000	5,930,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	a	1.57%		04/05/19	3,095,000	3,095,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.53%		04/05/19	6,900,000	6,900,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	7,400,000	7,400,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	5,800,000	5,800,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	a	1.57%		04/05/19	3,360,000	3,360,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.58%		04/05/19	6,485,000	6,485,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	4,940,000	4,940,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	13,710,000	13,710,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%		04/04/19	5,000,000	5,000,000
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/13/19	4,965,000	4,965,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/20/19	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport RB Series 2003A	a	1.62%		04/05/19	6,380,000	6,380,000
Airport Sub RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	b	1.75%	04/04/19	10/01/19	16,600,000	16,600,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b	1.70%	04/04/19	09/03/19	1,400,000	1,400,000
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport) Series 2018F (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	4,000,000	4,000,000
RB Series 2018E (LIQ: CITIBANK NA)	b,c	1.56%		04/05/19	3,300,000	3,300,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	19,370,000	19,370,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	a	1.54%		04/05/19	5,900,000	5,900,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	a	1.73%		04/05/19	600,000	600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	3,705,000	3,704,966
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	9,500,000	9,500,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	a	1.62%		04/05/19	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	a	1.62%		04/05/19	20,230,000	20,230,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.58%		04/05/19	9,630,000	9,630,000
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	5,930,000	5,930,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	a	1.53%		04/05/19	7,170,000	7,170,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	a	1.53%		04/05/19	7,760,000	7,760,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	12,200,000	12,200,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	7,985,000	7,985,000
Orange Cnty IDA
IDRB (Central Florida Kidney Centers) Series 2000 (LOC: SUNTRUST BANK)	a	1.54%		04/05/19	3,250,000	3,250,000
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	1.68%		04/05/19	7,445,000	7,445,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	151,340,000	151,340,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	a	1.62%		04/05/19	2,710,000	2,710,000
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	10,235,000	10,235,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	a	1.54%		04/05/19	5,675,000	5,675,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	a	1.53%		04/05/19	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	a	1.53%		04/05/19	6,140,000	6,140,000
						570,924,870

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 3.3%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	27,465,000	27,465,000
Water & Wastewater Refunding RB Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	21,790,000	21,790,000
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	12,390,000	12,390,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,660,000	4,660,000
Water & Wastewater Refunding RB Series 2018B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	7,000,000	7,000,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	a	1.59%		04/05/19	6,640,000	6,640,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.57%		04/05/19	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	a	1.59%		04/05/19	4,600,000	4,600,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	7,250,000	7,250,000
DeKalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	6,760,000	6,760,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	9,500,000	9,500,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	a	1.53%		04/05/19	9,350,000	9,350,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	6,100,000	6,100,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		04/05/19	12,345,000	12,345,000
Macon Water Auth
Water & Sewer Revenue & Refunding Bonds Series 2018B	a	1.53%		04/05/19	20,070,000	20,070,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.60%	04/04/19	06/03/19	137,515,000	137,515,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.60%	04/04/19	06/03/19	46,085,000	46,085,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.61%		04/05/19	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/16/19	12,020,000	12,020,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.20%)	b	1.70%	04/04/19	10/24/19	9,985,000	9,985,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	a	1.56%		04/05/19	5,000,000	5,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	a	1.61%		04/05/19	3,895,000	3,895,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		04/05/19	1,600,000	1,600,000
						475,240,000
Hawaii 0.4%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	5,000,000	5,000,000
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,750,000	4,750,000
GO Bonds Series 2017FK (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/18/19	8,630,000	8,630,000
Honolulu
GO Bonds Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/01/19	7,545,000	7,545,000
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/16/19	6,940,000	6,940,000
Go Bonds Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	3,590,000	3,590,000
						50,955,000
Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	a	1.59%		04/05/19	1,400,000	1,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 4.6%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	12,410,000	12,410,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	a	1.56%		04/05/19	5,410,000	5,410,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	a	1.58%		04/05/19	4,477,000	4,477,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	a	1.56%		04/05/19	1,060,000	1,060,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	a	1.56%		04/05/19	3,020,000	3,020,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	a	1.56%		04/05/19	8,105,000	8,105,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	a	1.56%		04/05/19	10,000,000	10,000,000
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)	a	1.56%		04/05/19	3,640,000	3,640,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	a	1.65%		04/05/19	50,000,000	50,000,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	b,c	1.57%		04/05/19	4,160,000	4,160,000
OHare General Airport Sr Lien RB Series 2018B (LOC: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	8,715,000	8,715,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	b,c	1.58%		04/05/19	9,580,000	9,580,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	a	1.56%		04/05/19	2,230,000	2,230,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	5,030,000	5,030,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	7,860,000	7,860,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	a	1.57%		04/05/19	5,700,000	5,700,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.63%	04/03/19	04/05/19	32,000,000	32,000,000
RB (Advocate Health Care) Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/01/19	46,130,000	46,130,000
RB (Centegra Health) Series 2012 (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	17,050,000	17,050,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	a	1.62%	04/04/19	04/05/19	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	a	1.54%		04/05/19	2,500,000	2,500,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	a	1.66%		04/05/19	2,285,000	2,285,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	a	1.54%		04/05/19	9,500,000	9,500,000
RB (Northwestern Memorial Healthcare) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,600,000	5,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	7,900,000	7,900,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	6,885,000	6,885,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	24,830,000	24,830,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	a	1.54%		04/05/19	3,800,000	3,800,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	8,625,000	8,625,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,700,000	4,700,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	35,600,000	35,600,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	13,350,000	13,350,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	12,800,000	12,800,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)	a	1.60%		04/05/19	1,600,000	1,600,000
Illinois Health Facilities Auth
RB (Evanston Hospital) Series 1996 (LIQ: JPMORGAN CHASE BANK NA)	a	1.59%		04/05/19	7,005,000	7,005,000
Illinois Housing Development Auth
M/F Housing RB (Alden Gardens of Bloomingdale) Series 2008 (LOC: BMO HARRIS BANK NA)	a	1.53%		04/05/19	7,790,000	7,790,000
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.48%		04/05/19	775,000	775,000
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	a	1.80%		04/05/19	3,180,000	3,180,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	a	1.76%		04/05/19	2,845,000	2,845,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	11,470,000	11,470,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	26,660,000	26,660,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		04/05/19	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.54%		04/05/19	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%	04/04/19	04/05/19	34,605,000	34,605,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.59%		04/05/19	27,000,000	27,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.65%		04/05/19	1,500,000	1,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.57%		04/05/19	465,000	465,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/19	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	b,c	1.58%		04/05/19	11,625,000	11,625,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		04/05/19	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	14,250,000	14,250,000
Will Cnty
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	3,400,000	3,400,000
						659,071,500
Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	a	1.52%		04/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	a	1.52%		04/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	a	1.52%		04/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	a	1.52%		04/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	a	1.52%		04/05/19	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	a	1.55%		04/05/19	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	a	1.54%		04/05/19	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.54%		04/05/19	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.54%		04/05/19	10,000,000	10,000,000
RB (Ascension Health) Series 2008E4	a	1.48%		04/05/19	4,980,000	4,980,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	16,750,000	16,750,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	a	1.58%		04/05/19	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	a	1.60%		04/05/19	24,200,000	24,200,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)	a	1.64%		04/05/19	1,700,000	1,700,000
						179,405,000
Iowa 1.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.58%	04/04/19	04/05/19	9,540,000	9,540,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	21,000,000	21,000,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	9,130,000	9,130,000
Midwestern Disaster Area RB (Cargill) Series 2009A	a	1.54%		04/05/19	69,300,000	69,300,000
Midwestern Disaster Area RB (Cargill) Series 2009B	a	1.54%		04/05/19	35,337,000	35,337,000
Midwestern Disaster Area RB (Cargill) Series 2012A	a	1.54%		04/05/19	77,200,000	77,200,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.54%		04/05/19	10,750,000	10,750,000
						232,257,000
Kansas 0.6%
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)	a	1.56%		04/05/19	24,275,000	24,275,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	12,715,000	12,715,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.49%		04/01/19	15,445,000	15,445,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	a	1.55%		04/05/19	25,800,000	25,800,000
						87,520,000
Kentucky 0.8%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.52%		04/05/19	8,750,000	8,750,000
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: MUFG BANK LTD)	a	1.60%		04/05/19	20,000,000	20,000,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	a	1.69%		04/05/19	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	a	1.56%		04/05/19	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	a	1.56%		04/05/19	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	a	1.53%		04/05/19	4,400,000	4,400,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.64%		04/05/19	3,300,000	3,300,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	9,550,000	9,550,000
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/18/19	24,120,000	24,120,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	7,450,000	7,450,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.48%		04/05/19	650,000	650,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management of Kentucky) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: MUFG BANK LTD)	a	1.56%		04/05/19	9,525,000	9,525,000
						117,060,000
Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009	a	1.56%		04/05/19	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	a	1.66%		04/05/19	5,100,000	5,100,000
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	8,170,000	8,170,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	12,870,000	12,870,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	270,000	270,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	a	1.59%		04/05/19	6,000,000	6,000,000
RB (BASF Corp) Series 2001	a	1.59%		04/05/19	8,000,000	8,000,000
RB (BASF Corp) Series 2002	a	1.59%		04/05/19	10,000,000	10,000,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	a	1.54%		04/05/19	30,400,000	30,400,000
						96,210,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	a	1.65%		04/05/19	920,000	920,000
Maryland 1.0%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/25/19	10,000,000	10,000,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	2,570,000	2,570,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	12,400,000	12,400,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/19	5,500,000	5,500,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	7,005,000	7,005,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.53%		04/05/19	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	11,840,000	11,840,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.53%		04/05/19	4,775,000	4,774,981
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.53%		04/05/19	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	b,c	1.54%		04/05/19	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	7,535,000	7,535,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/25/19	3,975,000	3,975,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.59%		04/05/19	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/13/19	6,655,000	6,655,000
						139,219,981
Massachusetts 1.5%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/09/19	4,250,000	4,250,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	2,000,000	2,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	1,195,000	1,195,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	37,390,000	37,390,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)	a	1.54%		04/05/19	2,650,000	2,650,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.54%		04/05/19	3,705,000	3,705,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.54%		04/05/19	5,410,000	5,410,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.54%		04/05/19	19,220,000	19,220,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	b,c	1.63%		04/05/19	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	11,250,000	11,250,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,170,000	4,170,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)	a	1.54%		04/05/19	900,000	900,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)	a	1.48%		04/05/19	1,250,000	1,250,000
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	b,c	1.55%	04/04/19	04/05/19	1,745,000	1,745,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	b,c	1.55%		04/05/19	2,875,000	2,875,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	23,745,000	23,745,000
Housing Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	11,875,000	11,875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,125,000	4,125,000
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	b,c	1.54%		04/05/19	1,900,000	1,900,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,500,000	6,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/23/19	3,875,000	3,875,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	8,985,000	8,985,000
Sub Dedicated Sales Tax Bonds Series 2018B (LIQ: BANK OF AMERICA NA)	b,c	1.52%		04/05/19	12,125,000	12,125,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	11,340,000	11,340,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)	a	1.52%		04/05/19	5,320,000	5,320,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	8,325,000	8,325,000
						220,220,000
Michigan 2.9%
Blackrock MuniYield Michigan Quality Fund Inc
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	50,000,000	50,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	5,595,000	5,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	36,300,000	36,300,000
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/01/19	2,035,000	2,035,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	a	1.61%		04/05/19	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	23,000,000	23,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	9,810,000	9,810,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,060,000	4,060,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,775,000	3,775,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	a	1.65%		04/05/19	33,290,000	33,290,000
Rental Housing RB Series 2008C (LIQ: MUFG BANK LTD)	a	1.54%		04/05/19	9,440,000	9,440,000
Rental Housing RB Series 2008D (LIQ: MUFG BANK LTD)	a	1.54%		04/05/19	52,145,000	52,145,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	1.52%		04/05/19	7,500,000	7,500,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	15,830,000	15,830,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	29,295,000	29,295,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	17,530,000	17,530,000
Michigan State Univ
General RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		04/01/19	42,905,000	42,905,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	a	1.54%		04/05/19	32,675,000	32,675,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	a	1.61%		04/05/19	2,325,000	2,325,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	a	1.59%		04/05/19	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	a	1.58%		04/05/19	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	a	1.53%		04/05/19	19,845,000	19,845,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
						423,465,000
Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	a	1.54%		04/05/19	28,600,000	28,600,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		04/05/19	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	17,715,000	17,715,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	a	1.53%		04/05/19	13,150,000	13,150,000
Minnesota Higher Educational Facilities Auth
RB (Concordia Univ) Series 6Q (LOC: US BANK NATIONAL ASSOCIATION)	a	1.51%		04/01/19	2,900,000	2,900,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	1.64%		04/05/19	650,000	650,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	a	1.63%		04/05/19	4,760,000	4,760,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	a	1.58%		04/05/19	10,000,000	10,000,000
						83,480,000
Mississippi 0.2%
Mississippi
GO Bonds Series 2015F (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,000,000	6,000,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.53%	04/04/19	04/05/19	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	9,760,000	9,760,000
						29,320,000
Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	7,000,000	7,000,000
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.56%		04/05/19	2,160,000	2,160,000
Kansas City
Sanitary Sewer System RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.55%		04/05/19	4,200,000	4,200,000
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/30/19	8,555,000	8,555,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	a	1.57%		04/05/19	9,510,000	9,510,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.56%		04/05/19	29,560,000	29,560,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/23/19	10,680,000	10,680,000
Wastewater System Revenue & Refunding Bonds Series 2017A (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: BANK OF AMERICA NA)	a	1.51%		04/01/19	1,930,000	1,930,000
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	66,000,000	66,000,000
Health Facilities RB (BJC Health) Series 2014 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
Health Facilities RB (BJC Health) Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	18,145,000	18,145,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	a	1.59%		04/05/19	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	a	1.69%		04/05/19	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	3,700,000	3,700,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	7,135,000	7,135,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	16,275,000	16,275,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.56%		04/05/19	1,605,000	1,605,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.56%		04/05/19	4,850,000	4,850,000
						239,905,000
Nebraska 1.1%
Douglas Cnty
Solid Waste Disposal RB (Waste Management) Series 2003A (LOC: BANK OF AMERICA NA)	a	1.54%		04/05/19	10,000,000	10,000,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%		04/04/19	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%		04/04/19	9,025,000	9,025,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/19	31,510,000	31,510,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/19	26,195,000	26,195,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/19	18,800,000	18,800,000
Washington Cnty
IDRB (Cargill) Series 2010	a	1.54%		04/05/19	25,480,000	25,480,000
						155,485,000
Nevada 1.4%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	1.60%		04/05/19	32,885,000	32,885,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%		04/04/19	6,400,000	6,400,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	a	1.52%		04/05/19	49,710,000	49,710,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/20/19	8,630,000	8,630,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	15,750,000	15,750,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.54%		04/05/19	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/06/19	12,040,000	12,040,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	1.62%		04/05/19	8,720,000	8,720,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	11,400,000	11,400,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	14,800,000	14,800,000
						207,685,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Hampshire 0.9%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.58%		04/05/19	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.58%		04/05/19	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.58%		04/05/19	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a,b	1.58%		04/05/19	45,000,000	45,000,000
						128,500,000
New Jersey 0.9%
New Jersey Economic Development Auth
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	b,c	1.50%		04/05/19	6,430,000	6,430,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	84,110,000	84,110,000
						126,950,000
New York 11.0%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	a	1.53%		04/05/19	13,135,000	13,135,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	3,750,000	3,750,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	7,535,000	7,535,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	a	1.59%		04/05/19	3,605,000	3,605,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.51%		04/01/19	3,680,000	3,680,000
GO Bonds Fiscal 2008 Series J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.60%		04/05/19	9,675,000	9,675,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	12,690,000	12,690,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	3,500,000	3,500,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	a	1.60%		04/01/19	18,740,000	18,740,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	18,600,000	18,600,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	25,835,000	25,835,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.55%		04/01/19	4,675,000	4,675,000
GO Bonds Fiscal 2018 Series E1 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	2,800,000	2,800,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	7,515,000	7,515,000
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	8,250,000	8,250,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,800,000	3,800,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		04/05/19	3,935,000	3,935,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		04/05/19	2,790,000	2,790,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	a	1.62%		04/05/19	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	a	1.54%		04/05/19	3,310,000	3,310,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		04/05/19	3,600,000	3,600,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		04/05/19	2,520,000	2,520,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	a	1.54%		04/05/19	21,600,000	21,600,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	4,900,000	4,900,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	37,400,000	37,400,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		04/05/19	51,400,000	51,400,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	20,000,000	20,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,975,000	3,975,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	18,675,000	18,675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	2,625,000	2,625,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		04/01/19	10,000,000	10,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1 & 2017 Series EE (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	16,400,000	16,400,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,000,000	6,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	53,500,000	53,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		04/01/19	55,000,000	55,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	28,305,000	28,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	8,325,000	8,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	a	1.65%		04/01/19	18,235,000	18,235,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	a	1.45%		04/01/19	17,600,000	17,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	10,130,000	10,130,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.51%		04/01/19	1,380,000	1,380,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	6,000,000	6,000,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,250,000	6,250,000
Building Aid RB Fiscal 2016 Series S1 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.52%		04/05/19	4,000,000	4,000,000
Building Aid RB Fiscal 2019 Series S3 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.52%		04/05/19	2,475,000	2,475,000
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,865,000	5,865,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	b,c	1.55%		04/01/19	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series B & A3 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.52%		04/05/19	17,820,000	17,820,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	13,190,000	13,190,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,800,000	6,800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,300,000	6,300,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	5,910,000	5,910,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2018B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	11,600,000	11,600,000
RB (Cornell Univ) Series 2009A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	10,395,000	10,395,000
RB (Cornell Univ) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
RB (New York Univ) Series 2018A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,800,000	4,800,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	14,000,000	14,000,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	13,860,000	13,860,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	5,665,000	5,665,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	11,250,000	11,250,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	2,580,000	2,580,000
State Sales Tax RB Series 2018A&C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	21,870,000	21,870,000
State Sales Tax RB Series 2018E (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,305,000	6,305,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	200,000	200,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.55%		04/05/19	12,295,000	12,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	17,500,000	17,500,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	31,000,000	31,000,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	69,700,000	69,700,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	125,000,000	125,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	22,640,000	22,640,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		04/05/19	1,330,000	1,330,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	4,100,000	4,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	51,900,000	51,900,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	5,800,000	5,800,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	24,000,000	24,000,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	45,025,000	45,025,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.53%		04/05/19	55,000,000	55,000,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	37,000,000	37,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.61%		04/05/19	21,400,000	21,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	23,400,000	23,400,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	8,200,000	8,200,000
Housing RB (W 23rd St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	24,650,000	24,650,000
Housing RB (Worth St Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	33,300,000	33,300,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	a	1.58%		04/01/19	15,690,000	15,690,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	a	1.58%		04/01/19	1,585,000	1,585,000
Homeowner Mortgage RB Series 202 (LIQ: JPMORGAN CHASE BANK NA)	a	1.58%		04/01/19	14,000,000	14,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	11,600,000	11,600,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	b,c	1.52%		04/05/19	10,225,000	10,225,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.58%	04/04/19	04/05/19	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.57%		04/05/19	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.58%		04/05/19	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.58%		04/05/19	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	b,c	1.55%		04/05/19	2,050,000	2,050,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	b,c	1.55%		04/05/19	870,000	870,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,475,000	5,475,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,000,000	6,000,000
						1,587,195,000
North Carolina 0.7%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	a	1.55%		04/05/19	2,000,000	2,000,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/06/19	27,080,000	27,080,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/13/19	5,570,000	5,570,000
North Carolina
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	7,400,000	7,400,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	b,c	1.54%		04/05/19	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2009B (ESCROW) (LIQ: CITIBANK NA)	b,c	1.53%		04/01/19	12,600,000	12,600,000
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,499,000	4,499,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	a	1.55%		04/05/19	1,180,000	1,180,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.50%		04/01/19	12,600,000	12,600,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	a	1.55%		04/05/19	7,000,000	7,000,000
						100,729,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	a	1.53%		04/05/19	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	a	1.53%		04/05/19	6,790,000	6,790,000
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	a	1.56%	04/04/19	04/05/19	3,480,000	3,480,000
						17,270,000
Ohio 1.3%
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Cleveland
Water RB Series 2015AA (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	10,000,000	10,000,000
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	a	1.53%		04/05/19	8,095,000	8,095,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,300,000	5,300,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.54%		04/05/19	1,330,000	1,330,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/23/19	6,000,000	6,000,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	a	1.56%		04/05/19	7,805,000	7,805,000
Miami Cnty
Refunding RB (Kettering Health Network) Series 2019 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	3,000,000	3,000,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	b,c	1.54%		04/05/19	24,550,000	24,550,000
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	a	1.55%		04/05/19	7,920,000	7,920,000
RB (Kettering Health Network) Series B (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	23,875,000	23,875,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2014 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	2,000,000	2,000,000
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	3,165,000	3,165,000
Ohio
GO Bonds 2005B	a	1.50%		04/05/19	1,390,000	1,390,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	a	1.59%		04/05/19	49,500,000	49,500,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	b	1.70%	04/04/19	06/03/19	5,000,000	5,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)	a	1.51%		04/05/19	9,155,000	9,155,000
						194,565,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	10,995,000	10,995,000
Oregon 0.5%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/27/19	12,070,000	12,070,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon Business Development Commission
Business Development RB (Murphy Co) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.55%		04/05/19	6,000,000	6,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	a	1.54%		04/05/19	2,400,000	2,400,000
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	4,800,000	4,800,000
Mortgage RB Series 2015C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.65%		04/05/19	23,000,000	23,000,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/06/19	9,500,000	9,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	6,835,000	6,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		04/05/19	7,800,000	7,800,000
						72,405,000
Pennsylvania 1.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LOC: ROYAL BANK OF CANADA)	b,c	1.55%		04/01/19	26,425,000	26,425,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	b,c	1.55%		04/01/19	40,110,000	40,110,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	a	1.56%		04/05/19	10,800,000	10,800,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,020,000	4,020,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	4,690,000	4,690,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.54%		04/05/19	9,800,000	9,800,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	4,175,000	4,175,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.58%		04/05/19	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	a	1.66%		04/05/19	4,490,000	4,490,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.53%	04/04/19	04/05/19	25,000,000	25,000,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	1,700,000	1,700,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	1,375,000	1,375,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.80%		04/05/19	5,165,000	5,165,000
Pennsylvania HFA
S/F Mortgage RB Series 2005-89 (LIQ: TD BANK NA)	a	1.52%		04/05/19	7,900,000	7,900,000
S/F Mortgage RB Series 2006-93B (LIQ: WELLS FARGO BANK NA)	a	1.53%		04/05/19	2,745,000	2,745,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)	a	1.52%		04/05/19	1,200,000	1,200,000
S/F Mortgage RB Series 2007-100C (LIQ: WELLS FARGO BANK NA)	a	1.53%		04/05/19	4,510,000	4,510,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.60%		04/05/19	555,000	555,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	b,c	1.56%		04/05/19	10,410,000	10,410,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	4,700,000	4,700,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,905,000	6,905,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.58%		04/05/19	11,255,000	11,255,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	2,800,000	2,800,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	4,090,000	4,090,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	7,500,000	7,500,000
						223,995,000
Rhode Island 0.0%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	400,000	400,000
South Carolina 0.5%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/16/19	4,845,000	4,845,000
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	3,100,000	3,100,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	7,985,000	7,985,000
Lancaster Cnty SD
GO Bonds Series 2017 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT)) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	9,415,000	9,415,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	b,c	1.54%		04/05/19	10,000,000	10,000,000
South Carolina Jobs Economic Development Auth
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	a	1.59%		04/05/19	25,000,000	25,000,000
						66,345,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	a	1.58%		04/05/19	5,500,000	5,500,000
						10,700,000
Tennessee 1.0%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	a	1.55%		04/05/19	745,000	745,000
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	a	1.53%		04/05/19	600,000	600,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	1,800,000	1,800,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management of Tennessee) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	25,000,000	25,000,000
Memphis
General RB Series 2015C (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	2,250,000	2,250,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.49%		04/01/19	21,385,000	21,385,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	6,525,000	6,525,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.55%		04/05/19	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	11,320,000	11,320,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	3,000,000	3,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	a	1.60%		04/05/19	22,900,000	22,900,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	3,200,000	3,200,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.65%	04/04/19	06/20/19	33,125,000	33,125,000
						141,850,000
Texas 12.5%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/16/19	7,285,000	7,285,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	a	1.57%		04/05/19	10,375,000	10,375,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	a	1.59%		04/05/19	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	a	1.59%		04/05/19	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	a	1.59%		04/05/19	25,000,000	25,000,000
RB (BASF Corp) Series 2002	a	1.59%		04/05/19	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	a	1.60%		04/05/19	25,400,000	25,400,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	a	1.60%		04/05/19	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.54%		04/05/19	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	a	1.54%		04/05/19	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.54%		04/05/19	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	a	1.60%		04/05/19	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.55%		04/05/19	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.54%		04/05/19	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	14,535,000	14,535,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	a	1.53%		04/05/19	12,305,000	12,305,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.49%		04/01/19	32,585,000	32,585,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	a	1.55%		04/05/19	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	a	1.54%		04/05/19	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	a	1.54%		04/05/19	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	a	1.58%		04/05/19	1,895,000	1,895,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	a	1.61%		04/05/19	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	a	1.61%		04/05/19	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,520,000	6,520,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	a	1.53%		04/05/19	16,180,000	16,180,000
Denton ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	3,745,000	3,745,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	1.54%		04/05/19	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	4,840,000	4,840,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,790,000	7,790,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,c	1.55%		04/05/19	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.53%		04/05/19	47,600,000	47,600,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	19,765,000	19,765,000
Gulf Coast Waste Disposal Auth
Solid Waste Disposal RB (Waste Management) Series 2004A (LOC: JPMORGAN CHASE BANK NA)	a	1.54%		04/01/19	32,700,000	32,700,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	a	1.59%		04/05/19	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	a	1.59%		04/05/19	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: FARM CREDIT BANK OF TEXAS)	a	1.61%		04/05/19	4,000,000	4,000,000
Harris Cnty
Refunding RB Series 2015A (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.55%		04/05/19	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB Series 2015A (LOC: JPMORGAN CHASE BANK NA)	b,c	1.54%		04/01/19	800,000	800,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	a	1.54%		04/05/19	11,035,000	11,035,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	6,715,000	6,715,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	4,615,000	4,615,000
Houston
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	7,000,000	7,000,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	11,250,000	11,250,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%	04/04/19	04/05/19	10,055,000	10,055,000
Joshua ISD
ULT GO Bonds 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,405,000	6,405,000
Lamar Consolidated ISD
ULT Schoolhouse Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	a	1.65%		04/05/19	13,600,000	13,600,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,000,000	7,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	1.54%		04/05/19	6,575,000	6,575,000
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,500,000	4,500,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)	a	1.59%		04/05/19	3,825,000	3,825,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.54%		04/05/19	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.49%		04/01/19	51,270,000	51,270,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	18,895,000	18,895,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	13,785,000	13,785,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Parker Cnty
ULT Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,990,000	7,990,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	2,500,000	2,500,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	a	1.56%		04/05/19	57,565,000	57,565,000
Exempt Facilities RB (Total USA) Series 2011	a	1.56%		04/05/19	40,000,000	40,000,000
Exempt Facilities RB (Total USA) Series 2012	a	1.56%		04/05/19	89,200,000	89,200,000
Exempt Facilities RB (Total USA) Series 2012A	a	1.56%		04/05/19	64,200,000	64,200,000
Exempt Facilities RB (Total USA) Series 2012B	a	1.56%		04/05/19	20,000,000	20,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	a	1.56%		04/05/19	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	a	1.56%		04/05/19	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B	a	1.63%		04/05/19	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	a	1.59%		04/05/19	10,000,000	10,000,000
RB (BASF Corp) Series 1998	a	1.56%		04/05/19	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	a	1.59%		04/05/19	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	a	1.59%		04/05/19	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	a	1.59%		04/05/19	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
San Antonio
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/23/19	10,195,000	10,195,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	18,535,000	18,535,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	10,700,000	10,700,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	12,335,000	12,335,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B	a	1.59%		04/05/19	1,150,000	1,150,000
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	b,c	1.54%		04/05/19	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	11,250,000	11,250,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: BANK OF MONTREAL)	a	1.60%		04/05/19	6,980,000	6,980,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.60%		04/05/19	2,770,000	2,770,000
Texas
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	a	1.60%		04/05/19	16,825,000	16,825,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.53%		04/05/19	57,640,000	57,640,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	10,290,000	10,290,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	12,520,000	12,520,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.59%		04/05/19	4,760,000	4,760,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	12,680,000	12,680,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.62%		04/05/19	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	11,575,000	11,575,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	13,850,000	13,850,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.62%		04/05/19	11,995,000	11,995,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	11,400,000	11,400,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	a	1.60%		04/05/19	20,155,000	20,155,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS (STATE OF))	a	1.60%		04/05/19	11,500,000	11,500,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	a	1.60%		04/05/19	15,895,000	15,895,000
Texas State Univ System
Refunding RB Series 2014 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	3,750,000	3,750,000
Texas Transportation Commission
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	16,000,000	16,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	7,300,000	7,300,000
Veterans Housing Assistance Program
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.61%		04/05/19	5,715,000	5,715,000
GO Bonds Fund II Series 2003A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.61%		04/05/19	10,720,000	10,720,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.61%		04/05/19	26,325,000	26,325,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,750,000	4,750,000
						1,802,785,000
Utah 0.6%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	a	1.54%		04/05/19	1,050,000	1,050,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)	a	1.48%		04/05/19	900,000	900,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	a	1.54%		04/05/19	8,415,000	8,415,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	a	1.53%		04/05/19	53,625,000	53,625,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.53%		04/05/19	29,655,000	29,655,000
						93,645,000
Virginia 1.1%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	4,790,000	4,790,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.52%		04/05/19	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		04/05/19	1,400,000	1,400,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	a	1.54%		04/05/19	7,250,000	7,250,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	3,720,000	3,720,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.51%		04/05/19	2,225,000	2,225,000
Airport System Refunding RB Series 2011A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.53%		04/05/19	7,715,000	7,715,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	b,c	1.56%		04/05/19	7,500,000	7,500,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.56%		04/05/19	2,500,000	2,500,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Health) Series 2016A	a	1.48%		04/05/19	7,735,000	7,735,000
Hospital Facilities Refunding RB (Sentara Health) Series 2016B	a	1.47%		04/05/19	3,690,000	3,690,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/25/19	4,600,000	4,600,000
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	a	1.52%		04/05/19	10,000,000	10,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,625,000	5,625,000
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/30/19	5,300,000	5,300,000
Virginia Small Business Financing Auth
Hospital RB (Carilion Clinic) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.47%		04/05/19	5,000,000	5,000,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: WELLS FARGO BANK NA)	a	1.45%		04/05/19	54,800,000	54,800,000
						159,430,000
Washington 4.2%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,430,000	6,430,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/25/19	5,795,000	5,795,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	2,250,000	2,250,000
King Cnty
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	11,680,000	11,680,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	14,945,000	14,945,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	10,245,000	10,245,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	a	1.58%		04/05/19	3,755,000	3,755,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	a	1.57%		04/05/19	6,475,000	6,475,000
King Cnty SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	9,500,000	9,500,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	1.59%		04/05/19	2,000,000	2,000,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	a	1.56%		04/05/19	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.59%		04/05/19	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	a	1.60%		04/05/19	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	a	1.53%		04/05/19	112,415,000	112,415,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.49%		04/01/19	17,345,000	17,345,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/30/19	5,955,000	5,955,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	9,840,000	9,840,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Light & Power Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	06/27/19	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/11/19	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/25/19	7,730,000	7,730,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	a	1.58%		04/05/19	4,785,000	4,785,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	9,265,000	9,265,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,965,000	4,965,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	11,250,000	11,250,000
GO Bonds Series 2018C (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,100,000	4,100,000
GO Bonds Series 2019T (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	4,990,000	4,990,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	a	1.53%		04/05/19	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	a	1.54%		04/05/19	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	8,110,000	8,110,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,540,000	3,540,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.53%	04/04/19	04/05/19	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	9,285,000	9,285,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	7,485,000	7,485,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	9,375,000	9,375,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	4,640,000	4,640,000
M/F Housing RB (Boardwalk Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	9,720,000	9,720,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	3,060,000	3,060,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	8,430,000	8,430,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.57%		04/05/19	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	12,730,000	12,730,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	6,280,000	6,280,000
M/F Housing RB (Merrill Gardens at Tacoma) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	17,640,000	17,640,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.57%		04/05/19	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	12,750,000	12,750,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	20,565,000	20,565,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	8,190,000	8,190,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	6,750,000	6,750,000
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		04/05/19	31,590,000	31,590,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		04/05/19	6,485,000	6,485,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.57%		04/05/19	5,300,000	5,300,000
						610,160,000
West Virginia 0.8%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	a	1.53%		04/05/19	72,355,000	72,355,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	a	1.52%		04/05/19	40,000,000	40,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	a	1.59%		04/05/19	4,000,000	4,000,000
						116,355,000
Wisconsin 1.1%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	a	1.52%		04/05/19	10,000,000	10,000,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin
Appropriation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.53%	04/04/19	04/05/19	12,500,000	12,500,000
GO Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	11,165,000	11,165,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	6,000,000	6,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		04/05/19	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,125,000	5,125,000
RB (Childrens Hospital of Wisconsin) Series 2017 (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	2,000,000	2,000,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.55%		04/05/19	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	18,765,000	18,765,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,275,000	5,275,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	a	1.55%		04/05/19	4,785,000	4,785,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	a	1.65%		04/05/19	11,860,000	11,860,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	1.65%		04/05/19	4,600,000	4,600,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	a	1.65%		04/05/19	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)	a	1.49%		04/05/19	2,225,000	2,225,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.54%		04/05/19	1,000,000	1,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	4,500,000	4,500,000
Hsg RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	4,690,000	4,690,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	a	1.52%		04/05/19	6,590,000	6,590,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	a	1.52%		04/05/19	5,790,000	5,790,000
						160,310,000
Wyoming 0.8%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	a	1.56%		04/01/19	43,365,000	43,365,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	a	1.56%		04/01/19	22,150,000	22,150,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	a	1.59%		04/05/19	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	a	1.56%		04/05/19	5,200,000	5,200,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	a	1.56%		04/05/19	5,440,000	5,440,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	a	1.56%		04/05/19	8,425,000	8,425,000
						117,280,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Investments 2.3%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	96,000,000	96,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	a,b	1.65%		04/05/19	43,100,000	43,100,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a,b	1.65%		04/05/19	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	a,b	1.65%		04/05/19	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	24,200,000	24,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	12,600,000	12,600,000
						336,600,000
Total Variable-Rate Municipal Securities
(Cost $11,292,826,851)						11,292,826,851
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,913,203,000 or 34.0% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SCH DIST —	School district
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 17.9% of net assets
Alaska 0.0%
Alaska Housing Finance Corp
RB Series 2015C		5.00%		06/01/19	500,000	502,470
California 1.6%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B-4		1.79%		08/06/19	1,800,000	1,800,000
RB (Kaiser Permanente) Series 2009B2		1.92%		04/02/19	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2009B3		1.92%		04/02/19	7,500,000	7,500,000
RB (Kaiser Permanente) Series 2009B6		1.79%		08/07/19	1,380,000	1,380,000
						18,680,000
Connecticut 0.3%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2017D1		1.05%		05/15/19	325,000	324,667
Housing Mortgage Finance Bonds Series 2018E3		2.15%		11/15/19	3,390,000	3,390,000
						3,714,667
Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.75%		04/05/19	1,930,000	1,930,000
District of Columbia 0.4%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.84%	06/05/19	12/03/19	5,000,000	5,000,000
Georgia 0.1%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.95%		07/02/19	1,161,000	1,161,000
Idaho 0.3%
Idaho
TAN 2018		4.00%		06/28/19	3,025,000	3,041,018

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.70%		05/01/19	500,000	499,915
						3,540,933
Illinois 0.6%
Chicago
CP Series E (LOC: BANK OF AMERICA NA)		1.72%		05/23/19	7,500,000	7,500,000
Maryland 0.5%
Washington Suburban Sanitary District
Consolidated Bonds 2010A		4.00%		06/01/19	6,040,000	6,062,630
Michigan 0.1%
Michigan Finance Auth
Hospital Refunding RB (Acension Health) Series 2016E1		1.10%		08/15/19	750,000	747,368
New Jersey 0.7%
Hudson Cnty
BAN 2018		4.00%		12/10/19	3,925,000	3,980,944
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018C1		3.00%		10/03/19	4,536,000	4,558,293
						8,539,237
New York 2.0%
East Islip UFSD
TAN 2018		3.00%		06/28/19	7,000,000	7,017,002
Middletown
BAN 2018A		3.50%		08/28/19	6,558,644	6,601,749
South Huntington UFSD
TAN 2018-2019		3.00%		06/27/19	9,500,000	9,522,813
						23,141,564
Ohio 1.2%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.70%		05/01/19	7,500,000	7,500,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		2.10%		02/01/20	6,085,000	6,085,000
						13,585,000
Pennsylvania 1.9%
Butler Cnty Hospital Auth
Hospital RB (Butler Health) Series 2009B (ESCROW)		7.13%		07/01/19	6,600,000	6,687,556
Pennsylvania State Univ
Refunding RB Series 2009B		1.73%		06/01/19	15,835,000	15,835,000
						22,522,556
Tennessee 0.9%
Metro Government of Nashville & Davidson Cnty
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.82%		06/05/19	10,320,000	10,320,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 6.9%
Austin ISD
CP Series A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.57%		04/10/19	8,760,000	8,760,000
Brownsville
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.83%		09/16/19	1,800,000	1,800,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.65%		05/13/19	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.87%		06/20/19	3,500,000	3,500,000
Houston
GO CP Series E1 (LOC: CITIBANK NA)		1.71%		06/27/19	2,000,000	2,000,000
San Antonio
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.95%		06/06/19	4,265,000	4,265,000
Water System Jr Lien Refunding & RB Series 2015B		2.00%		05/15/19	430,000	430,004
Texas
TRAN Series 2018		4.00%		08/29/19	54,500,000	54,952,013
Texas A&M Univ
Permanent Univ Fund RB Series 2012A		5.00%		07/01/19	450,000	453,329
						81,160,346
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.82%		05/22/19	2,000,000	2,000,000
Washington 0.0%
Washington
COP Series 2012B		5.00%		07/01/19	100,000	100,780
GO Refunding Bonds Series R-2015A		5.00%		07/01/19	100,000	100,737
						201,517
Total Fixed-Rate Municipal Securities
(Cost $210,309,288)						210,309,288

Variable-Rate Municipal Securities 81.4% of net assets
Alabama 6.2%
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/18/19	2,430,000	2,430,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,b	1.54%		04/05/19	2,900,000	2,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	c	1.55%		04/05/19	10,000,000	10,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	c	1.53%		04/05/19	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	c	1.55%		04/05/19	17,540,000	17,540,000
						72,870,000
Alaska 1.0%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.48%		04/05/19	12,000,000	12,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 2.3%
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.60%	04/04/19	07/01/19	24,005,000	24,005,000
RB (Kaiser Permanente) Series 2008B	c	1.40%		04/05/19	450,000	450,000
RB (Kaiser Permanente) Series 2009C2	c	1.37%		04/05/19	2,700,000	2,700,000
						27,155,000
Colorado 1.1%
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,b	1.53%	04/04/19	04/05/19	5,670,000	5,670,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,b	1.54%		04/05/19	7,415,000	7,415,000
						13,085,000
Connecticut 1.1%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	c	1.56%		04/05/19	9,185,000	9,185,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.54%		04/05/19	3,750,000	3,750,000
						12,935,000
District of Columbia 0.6%
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	05/30/19	995,000	995,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.53%		04/05/19	6,285,000	6,285,000
						7,280,000
Florida 1.2%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	05/30/19	1,985,000	1,985,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a,b	1.53%		04/05/19	11,700,000	11,700,000
						13,685,000
Georgia 0.7%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	8,200,000	8,200,000
Idaho 0.3%
Idaho Housing & Finance Assoc
M/F Housing RB (Traditions at Boise Apts) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.50%		04/05/19	3,000,000	3,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 6.1%
Chicago
OHare General Airport Sr Lien RB Series 2018B (LOC: JPMORGAN CHASE BANK NA)	a,b	1.53%		04/05/19	1,875,000	1,875,000
Illinois Finance Auth
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.54%		04/05/19	3,500,000	3,500,000
RB (Northwestern Memorial Healthcare) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.53%		04/05/19	6,600,000	6,600,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.66%		04/05/19	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,b	1.58%		04/05/19	6,665,000	6,665,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a,b	1.55%		04/05/19	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,b	1.55%		04/05/19	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.54%		04/05/19	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,b	1.55%		04/05/19	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.65%		04/05/19	6,000,000	6,000,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.57%		04/05/19	835,000	835,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,b	1.60%		04/05/19	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,b	1.58%		04/05/19	3,045,000	3,045,000
						71,290,000
Indiana 2.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	c	1.55%		04/05/19	28,500,000	28,500,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: MUFG BANK LTD)	c	1.48%		04/05/19	675,000	675,000
						29,175,000
Iowa 1.1%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.58%	04/04/19	04/05/19	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	c	1.53%		04/05/19	10,000,000	10,000,000
						13,000,000
Louisiana 2.3%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	1.56%		04/05/19	15,000,000	15,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	c	1.54%		04/05/19	4,550,000	4,550,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	c	1.54%		04/05/19	3,005,000	3,005,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	c	1.54%		04/05/19	4,660,000	4,660,000
						27,215,000
Maryland 1.5%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/25/19	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.55%		04/05/19	7,460,000	7,460,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/25/19	6,540,000	6,540,000
						17,705,000
Massachusetts 0.0%
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	a,b	1.54%		04/05/19	90,000	90,000
Michigan 2.5%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,b	1.53%		04/05/19	5,775,000	5,775,000
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a,b	1.53%		04/05/19	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: BANK OF AMERICA NA)	a,b	1.53%		04/05/19	4,075,000	4,075,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-6 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: BANK OF AMERICA NA)	a,b	1.53%		04/05/19	5,000,000	5,000,000
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	a,b	1.56%		04/05/19	1,915,000	1,915,000
Michigan Strategic Fund
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	c	1.53%		04/05/19	1,700,000	1,700,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	2,983,500	2,983,500
						29,648,500
Minnesota 1.5%
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.58%		04/05/19	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.58%		04/05/19	5,865,000	5,865,000
						18,165,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.9%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011B	c	1.48%		04/01/19	880,000	880,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	a,b	1.53%	04/04/19	04/05/19	10,000,000	10,000,000
						10,880,000
Missouri 2.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: BANK OF AMERICA NA)	c	1.51%		04/01/19	1,370,000	1,370,000
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.53%		04/05/19	28,995,000	28,995,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.57%		04/05/19	1,535,000	1,535,000
						31,900,000
Nebraska 2.6%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.56%		04/05/19	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010B	c	1.54%		04/05/19	10,000,000	10,000,000
						31,000,000
Nevada 0.2%
Clark Cnty
Airport System RB Series 2008D2A (LOC: WELLS FARGO BANK NA)	c	1.48%		04/05/19	615,000	615,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.54%		04/05/19	2,165,000	2,165,000
						2,780,000
New Jersey 2.0%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.54%		04/05/19	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.54%		04/05/19	10,000,000	10,000,000
						24,055,000
New York 9.3%
New York City
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	8,250,000	8,250,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	c	1.55%		04/01/19	10,340,000	10,340,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2006 Series AA1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.50%		04/01/19	250,000	250,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	a,b	1.55%		04/01/19	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	3,750,000	3,750,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	c	1.65%		04/01/19	965,000	965,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.50%		04/01/19	3,745,000	3,745,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.50%		04/01/19	1,030,000	1,030,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.55%	04/04/19	04/05/19	24,185,000	24,185,000
New York State Dormitory Auth
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,b	1.53%		04/05/19	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,c	1.56%		04/05/19	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,c	1.56%		04/05/19	16,300,000	16,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.60%		04/05/19	4,380,000	4,380,000
						109,115,000
North Carolina 1.0%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	500	500
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.50%		04/01/19	11,895,000	11,895,000
						11,895,500
North Dakota 1.0%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/18/19	12,195,000	12,195,000
Ohio 1.0%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.54%		04/05/19	1,335,000	1,335,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	a,b	1.54%		04/05/19	5,000,000	5,000,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.54%		04/05/19	5,000,000	5,000,000
						11,335,000
Oklahoma 0.4%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/11/19	4,960,000	4,960,000
Oregon 0.7%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	c	1.53%		04/05/19	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	1.54%		04/05/19	4,760,000	4,760,000
						7,760,000
Pennsylvania 2.0%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.55%		04/05/19	9,495,000	9,495,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.58%		04/05/19	1,995,000	1,995,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.55%		04/05/19	8,020,000	8,020,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.55%		04/05/19	3,580,000	3,580,000
						23,090,000
Rhode Island 0.7%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	a,b	1.53%		04/05/19	8,250,000	8,250,000
South Carolina 0.8%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/11/19	5,615,000	5,615,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	a,b	1.54%		04/05/19	3,335,000	3,335,000
						8,950,000
Tennessee 0.3%
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a,b	1.54%	04/04/19	04/05/19	3,785,000	3,785,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 11.9%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	c	1.56%		04/05/19	12,000,000	12,000,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,b	1.55%		04/05/19	5,270,000	5,270,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.53%	04/04/19	04/05/19	6,850,000	6,850,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	c	1.50%		04/01/19	5,040,000	5,040,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,b	1.53%		04/05/19	5,500,000	5,500,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	a,b	1.54%		04/05/19	10,000,000	10,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	c	1.56%		04/05/19	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2011	c	1.56%		04/05/19	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012	c	1.56%		04/05/19	5,400,000	5,400,000
Exempt Facilities RB (Total USA) Series 2012A	c	1.56%		04/05/19	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B	c	1.56%		04/05/19	10,000,000	10,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	c	1.56%		04/05/19	8,100,000	8,100,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	a,b	1.53%		04/05/19	13,970,000	13,970,000
						140,330,000
Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	a,b	1.53%		04/05/19	1,920,000	1,920,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	c	1.60%		04/05/19	800,000	800,000
						2,720,000
Virginia 1.4%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,b	1.53%		04/05/19	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,b	1.53%		04/05/19	3,330,000	3,330,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/11/19	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.53%		04/05/19	6,750,000	6,750,000
						15,980,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 3.0%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/25/19	2,975,000	2,975,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	c	1.55%		04/05/19	3,120,000	3,120,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	a	1.63%	04/04/19	04/25/19	3,980,000	3,980,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	6,670,000	6,670,000
Washington
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a,b	1.53%		04/05/19	5,500,000	5,500,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,b	1.53%		04/05/19	5,000,000	5,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,b	1.53%		04/05/19	7,475,000	7,475,000
						34,720,000
West Virginia 3.0%
Jackson Cnty Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	c	1.55%		04/05/19	35,000,000	35,000,000
Wisconsin 2.4%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	c	1.53%		04/05/19	9,800,000	9,800,000
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,b	1.54%		04/05/19	2,940,000	2,940,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	a,b	1.55%		04/05/19	4,000,000	4,000,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,b	1.55%		04/01/19	5,000,000	5,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,b	1.53%		04/05/19	6,665,000	6,665,000
						28,405,000

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Investment 1.9%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,c	1.58%		04/05/19	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $957,504,000)						957,504,000
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $503,384,000 or 42.8% of net assets.
b	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Notes to Portfolio Holdings

Under procedures approved by funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value (NAV) money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88396MAR19

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 37.6% of net assets
California 37.6%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG UNION BANK NA)		1.60%		05/02/19	3,700,000	3,700,000
Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (ESCROW)		5.13%		04/01/19	22,295,000	22,295,000
California
GO Bonds		5.50%		04/01/19	915,000	915,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.68%		06/20/19	2,000,000	2,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.70%		04/04/19	13,250,000	13,250,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.69%		06/11/19	44,890,000	44,890,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.68%		06/06/19	32,470,000	32,470,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.60%		05/02/19	16,000,000	16,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		1.74%		06/05/19	51,380,000	51,380,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.64%		05/02/19	50,000,000	50,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.81%		05/16/19	20,000,000	20,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.58%		06/05/19	41,315,000	41,315,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.65%		05/03/19	45,000,000	45,000,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.67%		05/03/19	7,100,000	7,100,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.65%		04/03/19	11,075,000	11,075,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.65%		04/04/19	18,000,000	18,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.70%		04/09/19	14,000,000	14,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.70%		04/10/19	5,000,000	5,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.72%		04/10/19	58,000,000	58,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.68%		04/11/19	13,405,000	13,405,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.70%		04/11/19	8,164,000	8,164,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.65%		04/16/19	66,823,000	66,823,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.66%		04/17/19	36,017,000	36,017,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.67%		04/17/19	7,371,000	7,371,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.67%		04/18/19	49,329,000	49,329,000
1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.52%		04/26/19	18,000,000	18,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.70%		04/26/19	6,000,000	6,000,000
California Educational Facilities Auth
CP (Stanford Univ)		1.75%		04/02/19	3,625,000	3,625,000
CP (Stanford Univ)		1.75%		04/04/19	6,250,000	6,250,000
RB (Stanford Univ) Series S		1.78%		04/01/19	11,250,000	11,250,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.82%		05/08/19	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2006E		1.55%		06/11/19	9,220,000	9,220,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.70%		06/05/19	17,000,000	17,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.73%		06/04/19	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		1.60%		06/11/19	38,490,000	38,490,000
RB (Kaiser Permanente) Series 2004K		1.55%		06/11/19	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2004K		1.60%		06/11/19	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2006D		1.82%		04/04/19	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2006D		1.78%		08/08/19	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2008B		1.77%		06/05/19	600,000	600,000
RB (Kaiser Permanente) Series 2008C		1.82%		04/04/19	41,500,000	41,500,000
RB (Kaiser Permanente) Series 2008C		1.70%		07/02/19	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2009B-4		1.79%		08/06/19	3,200,000	3,200,000
RB (Kaiser Permanente) Series 2009B2		1.92%		04/02/19	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2009B3		1.82%		04/04/19	2,000,000	2,000,000
Contra Costa Water District
Extendible CP		1.77%	05/21/19	11/25/19	45,000,000	45,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.78%	06/06/19	12/06/19	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.73%		06/04/19	5,300,000	5,300,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.53%		04/02/19	9,700,000	9,700,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.78%		04/04/19	11,000,000	11,000,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.77%		05/03/19	30,500,000	30,500,000
Los Angeles
TRAN Series 2018		4.00%		06/27/19	117,480,000	118,125,928
Los Angeles Cnty
TRAN 2018-2019		4.00%		06/28/19	91,965,000	92,476,972
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.50%		04/05/19	17,370,000	17,370,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.57%		04/01/19	80,000,000	80,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.66%		04/01/19	13,100,000	13,100,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.57%		04/03/19	12,667,000	12,667,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.63%		05/09/19	5,200,000	5,200,000
Sr Sales Tax Refunding RB Series 2014A		5.00%		07/01/19	645,000	650,579
2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Dept of Airports
Sub Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.67%		05/13/19	11,501,000	11,501,000
Los Angeles Dept of Water & Power
Power System Revenue CP (LIQ: ROYAL BANK OF CANADA)		1.78%		04/04/19	2,500,000	2,500,000
Power System Revenue CP (LIQ: ROYAL BANK OF CANADA)		1.60%		05/09/19	21,180,000	21,180,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.73%		04/04/19	17,000,000	17,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.68%		04/16/19	2,500,000	2,500,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.60%		05/01/19	5,000,000	5,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.73%		05/01/19	10,000,000	10,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.73%		04/04/19	6,500,000	6,500,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.73%		05/01/19	15,000,000	15,000,000
Lease Revenue CP Series A3 (LOC: BANK OF THE WEST)		1.76%		04/04/19	10,000,000	10,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.68%		04/02/19	3,300,000	3,300,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.73%		04/04/19	15,000,000	15,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.60%		05/01/19	5,000,000	5,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.73%		05/01/19	15,000,000	15,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.75%		05/01/19	10,000,000	10,000,000
Los Angeles USD
GO Refunding Bonds Series 2015A		5.00%		07/01/19	8,285,000	8,351,593
GO Refunding Bonds Series 2016A		5.00%		07/01/19	5,000,000	5,040,640
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.65%		05/08/19	12,913,000	12,913,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.83%		04/02/19	44,075,000	44,075,000
CP Series A&B (LOC: BANK OF AMERICA NA)		1.83%		04/02/19	50,000,000	50,000,000
Riverside Cnty
2018 Series A Teeter Obligation Notes		4.00%		10/24/19	20,500,000	20,744,124
TRAN 2018		4.00%		06/28/19	116,445,000	117,095,804
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.53%		04/02/19	7,500,000	7,500,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.66%		05/01/19	15,800,000	15,800,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: MUFG BANK LTD)		1.73%		06/03/19	15,400,000	15,400,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.57%		04/03/19	35,120,000	35,120,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.70%		06/06/19	24,400,000	24,400,000
Extendible CP Series 1		1.55%	04/03/19	11/01/19	27,500,000	27,500,000
Extendible CP Series 1		1.73%	06/04/19	11/29/19	5,231,000	5,231,000
Extendible CP Series 1		1.52%	04/09/19	12/24/19	12,500,000	12,500,000
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		1.57%		04/03/19	3,868,000	3,868,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.68%		06/04/19	6,000,000	6,000,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		1.63%		07/30/19	19,949,000	19,949,000
3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.65%		07/30/19	55,000,000	55,000,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.65%		06/12/19	8,000,000	8,000,000
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.71%		06/12/19	15,170,000	15,170,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		1.75%		05/16/19	20,000,000	20,000,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.66%		04/04/19	11,400,000	11,400,000
Turlock Irrigation District
Sub Revenue CP Series A (LOC: BANK OF AMERICA NA)		1.67%		05/16/19	17,200,000	17,200,000
Univ of California
CP Notes Series 2009A		1.72%		04/01/19	18,000,000	18,000,000
CP Notes Series 2009A		1.71%		04/16/19	10,000,000	10,000,000
CP Notes Series 2009A		1.78%		04/16/19	16,500,000	16,500,000
CP Notes Series 2009A		1.65%		05/07/19	15,000,000	15,000,000
CP Notes Series 2009A		1.73%		06/04/19	62,000,000	62,000,000
CP Notes Series 2009A		1.81%		06/04/19	10,050,000	10,050,000
CP Notes Series 2009A		1.70%		06/05/19	16,496,000	16,496,000
CP Notes Series 2009A		1.74%		06/05/19	4,000,000	4,000,000
CP Notes Series 2009A		1.56%		07/01/19	10,000,000	10,000,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.60%		05/01/19	24,431,000	24,431,000
Total Fixed-Rate Municipal Securities
(Cost $2,237,640,640)						2,237,640,640

Variable-Rate Municipal Securities 62.0% of net assets
California 62.0%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.39%		04/05/19	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.39%		04/05/19	3,000,000	3,000,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.39%		04/05/19	12,165,000	12,165,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)	a	1.60%		04/05/19	3,720,000	3,720,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.39%		04/05/19	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.38%		04/05/19	4,350,000	4,350,000
Alameda Cnty IDA
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)	a	1.57%		04/05/19	1,985,000	1,985,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	a	1.50%		04/05/19	1,660,000	1,660,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	a	1.56%		04/05/19	1,750,000	1,750,000
4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	a	1.56%		04/05/19	3,375,000	3,375,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	a	1.56%		04/05/19	2,895,000	2,895,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	a	1.56%		04/05/19	1,015,000	1,015,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	a	1.56%		04/05/19	2,210,000	2,210,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	a	1.55%		04/05/19	972,000	972,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	a	1.57%		04/05/19	1,655,000	1,655,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	7,500,000	7,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	b,c	1.50%		04/05/19	22,400,000	22,400,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/01/19	1,708,747	1,708,747
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	b,c	1.50%		04/01/19	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	b,c	1.50%		04/05/19	5,960,000	5,960,000
California
GO Bonds (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	10,200,000	10,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	9,720,000	9,720,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	2,000,000	2,000,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	1,220,000	1,220,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	2,500,000	2,500,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	3,375,000	3,375,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b,c	1.53%		04/05/19	11,440,000	11,440,000
GO Bonds Series 2003B4 (LOC: BANK OF AMERICA NA)	a	1.29%		04/05/19	830,000	830,000
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)	a	1.29%		04/05/19	1,100,000	1,100,000
GO Bonds Series 2005B4 (LOC: BARCLAYS BANK PLC)	a	1.33%		04/05/19	2,310,000	2,310,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%	04/04/19	04/05/19	21,000,000	21,000,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	3,195,000	3,195,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	2,500,000	2,500,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	a,b	1.50%		04/05/19	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	9,200,000	9,200,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	7,650,000	7,650,000
GO Refunding Bonds Series 2007 (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	4,000,000	4,000,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	5,635,000	5,635,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994	a	1.29%		04/05/19	3,850,000	3,850,000
RB (California Institute of Technology) Series 2006B	a	1.29%		04/05/19	840,000	840,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,995,000	6,995,000
5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,670,000	6,670,000
RB (Stanford Univ) Series U1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.50%		04/05/19	8,970,000	8,970,000
RB (Stanford Univ) Series U6 (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	7,125,000	7,125,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	3,590,000	3,590,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	a	1.65%		04/05/19	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	a	1.56%		04/05/19	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	a	1.45%		04/05/19	6,645,000	6,645,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	b	1.65%	04/04/19	11/01/19	2,190,000	2,190,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	10,465,000	10,465,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	b,c	1.50%		04/05/19	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	25,660,000	25,660,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	b,c	1.50%		04/05/19	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	3,840,000	3,840,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,250,000	2,250,000
RB (Sutter Health) Series 2011B (ESCROW) (LIQ: CITIBANK NA)	b,c	1.46%	04/04/19	04/05/19	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	b,c	1.46%	04/04/19	04/05/19	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%	04/04/19	04/05/19	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	3,065,000	3,065,000
RB (Sutter Health) Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	5,000,000	5,000,000
6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,000,000	6,000,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	2,597,500	2,597,500
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	25,555,000	25,555,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	435,500	435,500
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	15,500,000	15,500,000
California Infrastructure & Economic Development Bank
Bay AreaToll Bridges RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	11,250,000	11,250,000
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	a	1.58%		04/05/19	2,590,000	2,590,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	a	1.56%		04/05/19	5,000,000	5,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	1.80%	04/01/19	04/05/19	9,715,000	9,715,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	5,910,000	5,910,000
RB (UCSF 2130 Third Street) Series 2017 (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	7,500,000	7,500,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	a	1.54%		04/05/19	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	a	1.56%		04/05/19	8,000,000	8,000,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	a	1.58%		04/05/19	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	a	1.56%		04/05/19	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	a	1.56%		04/05/19	370,000	370,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	a	1.56%		04/05/19	6,315,000	6,315,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	a	1.61%		04/05/19	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	a	1.56%		04/05/19	1,220,000	1,220,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	a	1.58%		04/05/19	2,500,000	2,500,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	a	1.56%		04/05/19	2,040,000	2,040,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	a	1.50%		04/05/19	780,000	780,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	a,b	1.54%		04/05/19	19,750,000	19,750,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	a	1.50%		04/05/19	1,490,000	1,490,000
7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.47%		04/05/19	1,300,000	1,300,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	a	1.56%		04/05/19	1,235,000	1,235,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)	a	1.50%		04/05/19	1,500,000	1,500,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	19,000,000	19,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	7,160,000	7,160,000
RB Series 2016A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	7,715,000	7,715,000
RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	1,800,000	1,800,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.60%	04/04/19	07/01/19	48,100,000	48,100,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.60%	04/04/19	07/01/19	85,585,000	85,585,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	a	1.43%		04/05/19	4,190,000	4,190,000
M/F Housing RB (Breezewood Apts) Series 2003F1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	5,835,000	5,835,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		04/05/19	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.43%		04/05/19	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		04/05/19	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	7,495,000	7,495,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.44%		04/05/19	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,800,000	6,800,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	1,925,000	1,925,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	a	1.44%		04/05/19	6,240,000	6,240,000
8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,400,000	6,400,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.56%		04/05/19	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.55%		04/05/19	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	10,150,000	10,150,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,350,000	6,350,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	3,120,000	3,120,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	25,000,000	25,000,000
M/F Housing RB (Oakmont Sr Living of Escondido) Series 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	14,340,000	14,340,000
M/F Housing RB (Pine View Apts) Series 2004A (LOC: CITIBANK NA)	a	1.49%		04/05/19	5,000,000	5,000,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	a	1.44%		04/05/19	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	a	1.43%		04/05/19	5,840,000	5,840,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	a	1.50%		04/05/19	37,500,000	37,500,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	a	1.50%		04/05/19	28,200,000	28,200,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	a	1.44%		04/05/19	11,385,000	11,385,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	a	1.43%		04/05/19	2,470,000	2,470,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.58%		04/05/19	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	7,605,000	7,605,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.44%		04/05/19	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	a	1.54%		04/05/19	16,170,000	16,170,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	4,315,000	4,315,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	b,c	1.46%	04/04/19	04/05/19	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	a	1.56%		04/05/19	12,715,000	12,715,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	7,500,000	7,500,000
9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.40%		04/05/19	23,630,000	23,630,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	6,085,000	6,085,000
GO Bonds Series 2017D (LOC: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	7,900,000	7,900,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	b,c	1.47%		04/05/19	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.43%		04/05/19	32,200,000	32,200,000
Corona-Norco USD
GO Refunding Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	4,500,000	4,500,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.48%		04/05/19	16,180,000	16,180,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	13,080,000	13,080,000
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.37%		04/01/19	11,900,000	11,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	b,c	1.50%		04/05/19	17,900,000	17,900,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	b,c	1.50%		04/05/19	90,830,000	90,830,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.50%		04/05/19	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	2,500,000	2,500,000
Eastern Municipal Water District
Refunding Water and Wastewater RB Series 2015A (LIQ: TORONTO-DOMINION BANK/THE)	a	1.35%		04/01/19	26,555,000	26,555,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: CITIBANK NA)	b,c	1.50%		04/05/19	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.51%		04/05/19	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	9,240,000	9,240,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)	a	1.35%		04/05/19	1,590,000	1,590,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	32,340,000	32,340,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	b,c	1.48%	04/04/19	04/05/19	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	5,000,000	5,000,000
10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	b,c	1.51%		04/05/19	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	9,280,000	9,280,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	4,160,000	4,160,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index - 0.01%)		1.49%	04/04/19	03/04/20	16,000,000	16,000,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index - 0.01%)		1.49%	04/04/19	03/04/20	15,000,000	15,000,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	9,205,000	9,205,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	24,855,000	24,855,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%	04/04/19	04/05/19	6,665,000	6,665,000
GO Bonds Series E (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	4,000,000	4,000,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	7,750,000	7,750,000
Los Angeles
M/F Housing RB (Channel Gateway Apartments) Series 1989B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.38%		04/05/19	5,000,000	5,000,000
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)	a	1.61%		04/05/19	4,155,000	4,155,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	b,c	1.48%	04/04/19	04/05/19	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2009A (ESCROW) (LIQ: CITIBANK NA)	b,c	1.46%	04/04/19	04/05/19	9,930,000	9,930,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	9,000,000	9,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	9,880,000	9,880,000
11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.40%	04/04/19	04/05/19	11,500,000	11,500,000
M/F Housing RB (Hollywood & Vine Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.41%		04/05/19	23,910,000	23,910,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	b,c	1.51%		04/05/19	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	16,985,000	16,985,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%	04/04/19	04/05/19	9,750,000	9,750,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	b,c	1.48%	04/04/19	04/05/19	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,165,000	4,165,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.55%		04/05/19	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.56%		04/05/19	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.56%		04/05/19	7,450,000	7,450,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.52%		04/05/19	9,555,000	9,555,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	9,155,000	9,155,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		04/05/19	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		04/05/19	2,360,000	2,360,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	12,665,000	12,665,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.55%		04/05/19	2,500,000	2,500,000
Sub RB Series 2018C (LIQ: ROYAL BANK OF CANADA)	b,c	1.56%		04/05/19	2,000,000	2,000,000
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	b,c	1.55%		04/05/19	20,285,000	20,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.55%		04/05/19	3,970,000	3,970,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B5 (LIQ: TD BANK NA)	a	1.25%		04/05/19	14,500,000	14,500,000
Power System RB Series 2001B8 (LIQ: TD BANK NA)	a	1.25%		04/05/19	5,650,000	5,650,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	17,060,000	17,060,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	2,050,000	2,050,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	4,750,000	4,750,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	7,520,000	7,520,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	8,470,000	8,470,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	3,300,000	3,300,000
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	a	1.25%		04/05/19	1,675,000	1,675,000
Water System RB Series 2011A & 2016A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	9,975,000	9,975,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	13,375,000	13,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	10,900,000	10,900,000
12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	8,700,000	8,700,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	b,c	1.50%		04/05/19	5,515,000	5,515,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	a	1.73%		04/05/19	1,180,000	1,180,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	6,895,000	6,895,000
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	b,c	1.52%		04/05/19	1,570,000	1,570,000
GO Bonds Series 2018B1 (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	4,000,000	4,000,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	10,000,000	10,000,000
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	7,050,000	7,050,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.64%		04/05/19	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		04/05/19	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.65%		04/05/19	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.64%		04/05/19	52,000,000	52,000,000
Oakland
GO Bonds Series 2017A1 (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	7,755,000	7,755,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	8,000,000	8,000,000
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)	a	1.29%		04/05/19	1,695,000	1,695,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	5,000,000	5,000,000
Palomar CCD
GO Bonds Series C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	7,500,000	7,500,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	30,280,000	30,280,000
GO Bonds Series D (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	2,880,000	2,880,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	a	1.55%		04/05/19	2,650,000	2,650,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)	a	1.30%		04/05/19	2,385,000	2,385,000
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	7,410,000	7,410,000
13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	9,000,000	9,000,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	51,800,000	51,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	a	1.43%		04/05/19	4,391,000	4,391,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	6,535,000	6,535,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.43%		04/05/19	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.43%		04/05/19	10,050,000	10,050,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.29%		04/05/19	2,635,000	2,635,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a	1.45%		04/05/19	4,095,000	4,095,000
San Bernardino CCD
GO Bonds Series 2008D (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	1,750,000	1,750,000
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	b,c	1.46%	04/04/19	04/05/19	3,125,000	3,125,000
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%	04/04/19	04/05/19	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	1.30%		04/05/19	1,820,000	1,820,000
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	a	1.45%		04/05/19	6,350,000	6,350,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,220,000	2,220,000
San Diego Housing Auth
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: MUFG BANK LTD)	a	1.33%		04/05/19	7,540,000	7,540,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.52%		04/05/19	4,680,000	4,680,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	16,000,000	16,000,000
GO Bonds Series 2017 (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: WELLS FARGO BANK NA)	b,c	1.48%		04/05/19	4,000,000	4,000,000
14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	2,500,000	2,500,000
GO Bonds Series I (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	2,425,000	2,425,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	b,c	1.50%		04/05/19	11,450,000	11,450,000
M/F Housing RB (1601 Mariposa Apts) Series 2017B1 (LOC: BANK OF AMERICA NA)	a	1.32%		04/05/19	2,300,000	2,300,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
San Francisco Airport Commission
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a	1.30%		04/05/19	4,930,000	4,930,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	b,c	1.55%		04/05/19	17,395,000	17,395,000
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)	a	1.35%		04/05/19	5,495,000	5,495,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)	a	1.35%		04/05/19	4,345,000	4,345,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	a	1.35%		04/05/19	45,205,000	45,205,000
San Francisco Airport RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	b,c	1.55%		04/05/19	24,805,000	24,805,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,650,000	2,650,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	a	1.39%		04/05/19	200,000	200,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	b,c	1.50%	04/04/19	04/05/19	20,990,000	20,990,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	4,430,000	4,430,000
Water RB Series 2017A (LIQ: CITIBANK NA)	b,c	1.44%		04/05/19	8,000,000	8,000,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.40%		04/05/19	59,150,000	59,150,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.43%		04/05/19	7,700,000	7,700,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.52%		04/05/19	5,895,000	5,895,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	10,100,000	10,100,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.42%		04/05/19	25,900,000	25,900,000
San Jose Redevelopment Agency
Sr Tax Allocation Refunding Bonds Series 2017A (LIQ: CITIBANK NA)	b,c	1.47%		04/05/19	9,415,000	9,415,000
San Jose USD
GO Bonds Series 2018E (LIQ: CITIBANK NA)	b,c	1.46%		04/05/19	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	b,c	1.47%	04/04/19	04/05/19	3,980,000	3,980,000
15

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.60%		04/05/19	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.58%		04/05/19	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.51%		04/05/19	2,230,000	2,230,000
San Rafael HSD
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	b,c	1.51%		04/05/19	3,000,000	3,000,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,495,000	2,495,000
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	2,985,000	2,985,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	a	1.62%		04/05/19	6,852,000	6,852,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	a	1.45%		04/05/19	3,734,000	3,734,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008B (LIQ: TORONTO-DOMINION BANK/THE)	a	1.31%		04/05/19	9,000,000	9,000,000
Santa Monica CCD
GO Bonds Series 2018A (LIQ: ROYAL BANK OF CANADA)	b,c	1.50%		04/05/19	6,500,000	6,500,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	a	1.47%		04/05/19	1,750,000	1,750,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	4,005,000	4,005,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index - 0.03%)		1.47%	04/04/19	07/25/19	31,300,000	31,300,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index - 0.03%)		1.47%	04/04/19	07/25/19	18,700,000	18,700,000
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index - 0.03%)		1.47%	04/04/19	07/25/19	30,000,000	30,000,000
Water RB Series 2017A (LIQ: CITIBANK NA)	a	1.26%		04/01/19	8,250,000	8,250,000
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	b,c	1.48%	04/04/19	04/05/19	2,500,000	2,500,000
Water Refunding RB Series 2013D	a	1.29%		04/05/19	20,645,000	20,645,000
Water Refunding RB Series 2015A1	a	1.26%		04/05/19	16,800,000	16,800,000
Water Refunding RB Series 2018A1 (LIQ: TORONTO-DOMINION BANK/THE)	a	1.26%		04/01/19	50,210,000	50,210,000
Water Refunding RB Series 2018A2 (LIQ: TORONTO-DOMINION BANK/THE)	a	1.26%		04/01/19	24,440,000	24,440,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	b,c	1.48%	04/04/19	04/05/19	9,965,000	9,965,000
16

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	b,c	1.45%		04/01/19	10,020,000	10,020,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.52%		04/05/19	8,145,000	8,145,000
Univ of California
General RB Series 2009-O (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%	04/04/19	04/05/19	12,500,000	12,500,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	2,500,000	2,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.50%		04/05/19	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	6,000,000	6,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	b,c	1.50%		04/05/19	12,000,000	12,000,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	7,600,000	7,600,000
General RB Series 2016AR (LIQ: CITIBANK NA)	b,c	1.43%		04/05/19	12,900,000	12,900,000
General RB Series 2018AZ (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	2,165,000	2,165,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	26,285,000	26,285,000
Limited Project RB Series 2017M (LIQ: CITIBANK NA)	b,c	1.45%		04/05/19	15,465,000	15,465,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.50%		04/05/19	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	b,c	1.48%		04/05/19	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	a	1.60%		04/05/19	4,715,000	4,715,000
Total Variable-Rate Municipal Securities
(Cost $3,686,915,747)						3,686,915,747
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,079,681,747 or 35.0% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

17

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note
18

The Charles Schwab Family of Funds
Schwab New York Municipal Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 16.6% of net assets
New York 16.6%
Albany City SD
BAN Series 2019A		2.75%		03/27/20	7,700,000	7,770,825
Amityville UFSD
TAN 2018-2019		3.50%		06/21/19	11,000,000	11,035,677
Central Islip UFSD
TAN 2018-2019		3.50%		06/27/19	9,000,000	9,031,057
Deer Park UFSD
TAN 2018-2019		3.00%		06/25/19	10,000,000	10,021,335
East Greenbush Central SD
BAN 2019B		3.50%		02/07/20	10,144,500	10,283,244
East Islip UFSD
BAN 2018		3.00%		10/10/19	10,000,000	10,050,180
TAN 2018		3.00%		06/28/19	12,000,000	12,029,146
Half Hollow Hills CSD
TAN 2018-2019		3.00%		06/27/19	12,000,000	12,028,669
Liverpool CSD
BAN 2018		3.00%		06/28/19	12,500,000	12,527,801
New York State Dormitory Auth
CP (Cornell Univ)		1.75%		04/29/19	19,000,000	19,000,000
CP (Cornell Univ)		1.75%		05/07/19	14,890,000	14,890,000
New York State Power Auth
CP Series 1&2		1.79%		04/04/19	4,325,000	4,325,000
CP Series 1&2		1.80%		06/05/19	18,100,000	18,100,000
CP Series 2		1.62%		05/09/19	18,360,000	18,360,000
Extendible CP Series 1		1.82%	06/06/19	12/06/19	5,000,000	5,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 188th Series		5.00%		05/01/19	2,000,000	2,004,828
Port Washington UFSD
BAN 2018		4.00%		08/07/19	1,000,000	1,006,667
Sag Harbor UFSD
TAN 2018-2019		3.00%		06/25/19	7,000,000	7,016,259
19

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sayville UFSD
TAN 2018		3.00%		06/27/19	9,000,000	9,021,402
South Huntington UFSD
TAN 2018-2019		3.00%		06/27/19	10,000,000	10,024,013
Westchester Cnty
TAN Series 2019A		2.25%		05/28/19	9,280,000	9,289,784
Total Fixed-Rate Municipal Securities
(Cost $212,815,887)						212,815,887

Variable-Rate Municipal Securities 83.8% of net assets
New York 83.8%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		04/05/19	6,020,000	6,020,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	9,285,000	9,285,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	11,410,000	11,410,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	a	1.54%		04/05/19	1,155,000	1,155,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	12,010,000	12,010,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	a	1.57%		04/05/19	3,985,000	3,985,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	a	1.54%		04/05/19	7,720,000	7,720,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.63%		04/05/19	12,400,000	12,400,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	a	1.57%		04/05/19	1,345,000	1,345,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	a	1.55%		04/05/19	3,060,000	3,060,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	7,315,000	7,315,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	a	1.45%		04/01/19	1,000,000	1,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	25,615,000	25,615,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	17,320,000	17,320,000
20

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.51%		04/01/19	1,720,000	1,720,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,575,000	4,575,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	10,535,000	10,535,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%	04/04/19	04/05/19	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	13,000,000	13,000,000
GO Bonds Fiscal 2012 Series G3 (LOC: CITIBANK NA)	a	1.45%		04/05/19	4,000,000	4,000,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	a	1.60%		04/01/19	5,120,000	5,120,000
GO Bonds Fiscal 2012 Series G7 (LOC: MUFG BANK LTD)	a	1.46%		04/01/19	2,900,000	2,900,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	3,580,000	3,580,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b,c	1.53%		04/05/19	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	16,000,000	16,000,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	04/18/19	4,880,000	4,880,000
GO Bonds Fiscal 2018 Series E-5 (LOC: TD BANK NA)	a	1.45%		04/01/19	500,000	500,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	12,625,000	12,625,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	a	1.54%		04/05/19	2,320,000	2,320,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	a	1.54%		04/05/19	19,200,000	19,200,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	a	1.62%		04/05/19	5,935,000	5,935,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	a	1.54%		04/05/19	2,400,000	2,400,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.53%		04/05/19	25,000,000	25,000,000
New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: FEDERAL HOME LOAN BANKS)	a	1.70%	04/04/19	04/05/19	3,490,000	3,490,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	870,000	870,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	2,425,000	2,425,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	6,500,000	6,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2006 Series AA1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.50%		04/01/19	8,996,000	8,996,000
21

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)	a	1.45%		04/01/19	3,800,000	3,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%	04/04/19	04/05/19	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	8,500,000	8,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%	04/04/19	04/05/19	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	a	1.45%		04/01/19	3,340,000	3,340,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	a	1.51%		04/01/19	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	a	1.52%		04/01/19	1,350,000	1,350,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	a	1.52%		04/01/19	2,350,000	2,350,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	a	1.48%		04/01/19	3,300,000	3,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	1.51%		04/01/19	3,145,000	3,145,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	b,c	1.53%		04/05/19	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	b,c	1.53%		04/05/19	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	a	1.45%		04/01/19	3,240,000	3,240,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%		04/05/19	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: CITIBANK NA)	b,c	1.53%	04/04/19	04/05/19	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	b,c	1.53%	04/04/19	04/05/19	5,450,000	5,450,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	a	1.48%		04/01/19	4,600,000	4,600,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	a	1.50%		04/01/19	3,450,000	3,450,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	a	1.50%		04/01/19	3,770,000	3,770,000
22

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	1,500,000	1,500,000
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.02%)		1.52%	04/04/19	07/09/19	15,000,000	15,000,000
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index - 0.00%)		1.50%	04/04/19	10/11/19	6,000,000	6,000,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.55%	04/04/19	04/05/19	5,815,000	5,815,000
New York State Dormitory Auth
RB (New York Univ) Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	b	1.63%	04/04/19	05/23/19	4,330,000	4,330,000
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	b,c	1.54%		04/05/19	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	b,c	1.53%		04/05/19	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%	04/04/19	04/05/19	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	2,000,000	2,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,625,000	5,625,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	6,250,000	6,250,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	b,c	1.53%		04/05/19	5,790,000	5,790,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%	04/04/19	04/05/19	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	7,710,000	7,710,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.55%		04/05/19	13,805,000	13,805,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	33,700,000	33,700,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	13,800,000	13,800,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.56%		04/05/19	12,095,000	12,095,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	10,000,000	10,000,000
23

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	10,900,000	10,900,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.61%		04/05/19	50,000,000	50,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.61%		04/05/19	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.61%		04/05/19	8,800,000	8,800,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	a	1.59%		04/05/19	5,500,000	5,500,000
Housing RB (Related-42nd & 10th) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.50%		04/05/19	1,400,000	1,400,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	7,435,000	7,435,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.54%		04/05/19	10,700,000	10,700,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	1.61%		04/05/19	25,000,000	25,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.61%		04/05/19	18,900,000	18,900,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	7,600,000	7,600,000
Housing RB (W 23rd St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.54%		04/05/19	7,850,000	7,850,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	a	1.59%		04/05/19	5,700,000	5,700,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.57%		04/05/19	2,600,000	2,600,000
Hsg RB Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a	1.49%		04/05/19	2,575,000	2,575,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	a	1.57%		04/05/19	4,320,000	4,320,000
West Haverstraw Sr Citizens Apts Hsg RB Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.51%		04/05/19	6,700,000	6,700,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	a	1.58%		04/01/19	2,200,000	2,200,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	a	1.61%		04/05/19	27,090,000	27,090,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	9,365,000	9,365,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	b,c	1.54%		04/05/19	4,330,000	4,330,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	b,c	1.52%		04/05/19	3,330,000	3,330,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	1.56%		04/05/19	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.54%		04/05/19	40,000,000	40,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.55%		04/05/19	1,170,000	1,170,000
24

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	b,c	1.58%		04/05/19	4,765,000	4,765,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,055,000	3,055,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,000,000	3,000,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	b,c	1.55%		04/05/19	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	b,c	1.57%		04/05/19	2,000,000	2,000,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	1.55%		04/05/19	400,000	400,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.60%		04/05/19	5,865,000	5,865,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	5,750,000	5,750,000
Triborough Bridge & Tunnel Auth
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	6,665,000	6,665,000
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	b,c	1.53%		04/05/19	4,715,000	4,715,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	4,195,000	4,195,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	b,c	1.53%		04/05/19	24,375,000	24,375,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	b,c	1.53%		04/05/19	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	a	1.58%		04/05/19	7,810,000	7,810,000
Total Variable-Rate Municipal Securities
(Cost $1,073,786,000)						1,073,786,000
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $506,725,000 or 39.5% of net assets.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

25

Schwab New York Municipal Money Fund
Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note
26

Schwab Municipal Money Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value (NAV) money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG88398MAR19
27

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 53.3% of net assets
Asset-Backed Commercial Paper 15.4%
ALPINE SECURITIZATION LLC	a,b	2.81%		05/01/19	191,000,000	190,555,925
	a,b	2.60%		06/04/19	142,000,000	142,000,000
	a,b	2.59%		06/18/19	221,000,000	219,769,398
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.59%		05/07/19	18,000,000	17,953,740
	a,b	2.59%		06/24/19	37,000,000	36,778,123
	a,b	2.58%		06/27/19	49,500,000	49,193,760
	a,b	2.59%		06/27/19	67,000,000	66,583,874
	a,b	2.58%		07/03/19	98,000,000	97,351,893
BARTON CAPITAL SA	a,b	2.80%		04/03/19	55,000,000	54,991,506
	a,b	2.79%		04/09/19	98,000,000	97,939,676
	a,b	2.79%		04/10/19	73,800,000	73,748,894
	a,b	2.75%		04/15/19	25,000,000	24,973,458
	a,b	2.76%		04/15/19	53,000,000	52,943,526
	a,b	2.74%		04/17/19	49,000,000	48,940,764
	a,b	2.75%		04/17/19	9,400,000	9,388,595
	a,b	2.65%		05/06/19	25,000,000	24,936,076
	a,b	2.60%		05/08/19	72,000,000	71,809,080
	a,b	2.60%		05/14/19	49,100,000	48,948,690
	a,b	2.60%		05/21/19	100,000,000	99,641,667
	a,b	2.60%		05/23/19	40,000,000	39,850,933
	a,b	2.60%		05/28/19	19,000,000	18,922,385
	a,b	2.60%		06/05/19	33,000,000	32,846,275
	a,b	2.60%		06/12/19	97,000,000	96,499,480
	a,b	2.60%		07/01/19	97,000,000	96,367,398
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.50%		04/03/19	5,000,000	4,999,306
	a,b	2.82%		04/08/19	100,000,000	99,945,556
	a,b	2.77%		04/23/19	121,000,000	120,796,653
	a,b	2.69%		05/01/19	34,000,000	33,924,350
	a,b	2.62%		05/14/19	43,400,000	43,265,219
	a,b	2.62%		05/15/19	90,000,000	89,714,000
1

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CAFCO LLC	a,b	2.41%		04/01/19	42,750,000	42,750,000
	a,b	2.80%		04/10/19	156,000,000	155,891,580
	a,b	2.74%		04/23/19	36,000,000	35,940,160
	a,b	2.63%		05/06/19	37,000,000	36,906,113
	a,b	2.60%		05/13/19	98,000,000	97,705,020
	a,b	2.59%		05/21/19	99,745,000	99,388,966
	a,b	2.59%		05/22/19	66,500,000	66,257,885
	a,b	2.58%		06/03/19	30,000,000	29,865,600
	a,b	2.58%		06/05/19	56,000,000	55,741,156
	a,b	2.64%		08/20/19	30,000,000	29,693,325
	a,b	2.66%		08/29/19	25,000,000	24,727,083
	a,b	2.63%		10/01/19	78,500,000	77,466,482
CHARIOT FUNDING LLC	a,b	2.94%		05/13/19	50,000,000	49,830,833
	a,b	2.94%		05/29/19	100,000,000	99,532,778
	a,b	2.57%		06/03/19	233,000,000	231,960,237
	a,b	2.99%		06/10/19	58,750,000	58,413,003
	a,b	3.03%		06/12/19	84,500,000	83,996,380
	a,b	3.03%		06/13/19	25,000,000	24,848,931
	a,b	2.89%		07/08/19	99,000,000	98,231,925
	a,b	2.87%		07/15/19	86,000,000	85,290,142
	a,b	2.62%		09/05/19	5,000,000	4,943,524
	a,b	2.69%		09/05/19	50,000,000	49,422,153
CHARTA LLC	a,b	2.77%		04/22/19	74,000,000	73,881,292
	a,b	2.72%		04/25/19	156,000,000	155,719,200
	a,b	2.90%		05/10/19	30,000,000	29,907,050
	a,b	2.59%		05/17/19	145,500,000	145,022,194
	a,b	2.58%		06/03/19	50,000,000	49,776,000
	a,b	2.57%		06/04/19	58,000,000	57,737,067
	a,b	2.62%		06/04/19	17,700,000	17,618,187
	a,b	2.56%		06/07/19	50,000,000	49,763,639
	a,b	2.98%		06/10/19	43,000,000	42,754,183
	a,b	2.57%		06/13/19	50,000,000	49,741,458
	a,b	2.55%		07/01/19	95,000,000	94,392,449
	a,b	2.65%		08/14/19	25,000,000	24,754,375
	a,b	2.66%		08/29/19	25,000,000	24,727,083
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.83%		08/06/19	80,000,000	79,212,600
	a	2.81%		08/07/19	50,000,000	49,507,556
	a	2.62%		09/25/19	95,000,000	93,790,254
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.58%		06/19/19	44,000,000	43,752,818
	a,b	2.68%		08/29/19	25,000,000	24,725,000
CRC FUNDING LLC	a,b	2.84%		04/01/19	59,100,000	59,100,000
	a,b	2.80%		04/11/19	82,000,000	81,936,678
	a,b	2.72%		04/26/19	50,000,000	49,906,250
	a,b	2.60%		05/16/19	75,000,000	74,758,125
	a,b	2.59%		05/20/19	100,000,000	99,650,194
	a,b	2.59%		05/21/19	74,200,000	73,935,147
	a,b	2.59%		05/24/19	55,000,000	54,791,901
	a,b	2.57%		06/05/19	43,000,000	42,802,021
	a,b	2.57%		06/06/19	17,900,000	17,816,318
	a,b	2.65%		08/13/19	25,000,000	24,756,194
2

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.66%		08/15/19	30,000,000	29,703,067
	a,b	2.64%		08/23/19	25,000,000	24,739,000
	a,b	2.65%		08/23/19	44,000,000	43,540,640
	a,b	2.66%		08/29/19	16,000,000	15,825,333
	a,b	2.65%		09/12/19	100,000,000	98,811,000
	a,b	2.63%		10/02/19	45,000,000	44,404,300
CROWN POINT CAPITAL COMPANY LLC	a,b	2.72%		04/29/19	25,000,000	24,947,500
	a,b	2.71%		05/10/19	101,500,000	101,500,000
	a,b	2.63%		05/17/19	42,000,000	42,000,000
	a,b	2.62%		05/28/19	312,000,000	312,000,000
	a,b	2.61%		06/17/19	273,000,000	273,000,000
	a,b	2.62%		06/17/19	221,000,000	221,000,000
GOTHAM FUNDING CORP	a,b	2.56%		05/29/19	61,000,000	60,749,392
	a,b	2.56%		05/31/19	53,000,000	52,774,750
	a,b	2.57%		06/04/19	95,400,000	94,967,520
	a,b	2.57%		06/06/19	70,000,000	69,672,750
	a,b	2.57%		06/13/19	75,000,000	74,612,187
KELLS FUNDING LLC	a,b	2.62%		04/09/19	110,000,000	109,975,892
	a,b	2.67%		04/17/19	200,000,000	199,838,056
	a,b	2.67%		04/22/19	189,000,000	188,791,312
	a,b	2.67%		04/23/19	100,000,000	99,882,222
	a,b	2.61%		05/07/19	170,000,000	169,620,853
	a,b	2.61%		05/08/19	150,000,000	149,654,667
	a,b	2.59%		05/10/19	230,000,000	229,408,900
	a,b	2.58%		06/06/19	250,000,000	248,880,000
	a,b	2.58%		06/11/19	135,000,000	134,366,400
	a,b	2.58%		06/13/19	83,000,000	82,588,458
	a,b	2.60%		06/14/19	144,000,000	143,270,120
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.56%		04/03/19	421,900,000	421,840,231
	a,b	2.58%		06/03/19	23,000,000	22,896,960
	a,b	2.59%		06/24/19	14,000,000	13,916,047
LMA AMERICAS LLC	a,b	2.77%		04/10/19	75,000,000	74,948,437
	a,b	2.62%		05/07/19	100,000,000	99,740,000
	a,b	2.59%		05/24/19	124,000,000	123,530,832
	a,b	2.58%		06/04/19	124,600,000	124,032,932
	a,b	2.58%		06/05/19	13,000,000	12,939,911
	a,b	2.59%		06/07/19	106,000,000	105,492,996
	a,b	2.58%		06/10/19	48,400,000	48,159,076
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.57%		06/13/19	45,000,000	44,767,313
METLIFE SHORT TERM FUNDING LLC	a,b	2.73%		04/01/19	67,550,000	67,550,000
	a,b	2.69%		04/08/19	65,211,000	65,177,145
	a,b	2.69%		04/16/19	83,000,000	82,907,662
	a,b	2.66%		04/29/19	113,500,000	113,266,947
	a,b	2.63%		05/01/19	30,050,000	29,984,641
	a,b	2.65%		05/06/19	31,000,000	30,920,735
	a,b	2.64%		05/13/19	19,000,000	18,941,923
	a,b	2.66%		05/20/19	48,450,000	48,275,903
	a,b	2.57%		06/03/19	10,000,000	9,955,375
	a,b	2.62%		06/03/19	79,600,000	79,237,820
3

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.57%		06/10/19	20,820,000	20,716,768
	a,b	2.58%		06/17/19	54,000,000	53,704,320
	a,b	2.56%		06/24/19	81,944,000	81,458,345
	a,b	2.57%		07/09/19	75,550,000	75,020,206
	a,b	2.78%		07/22/19	58,000,000	57,505,582
	a,b	2.63%		08/12/19	50,000,000	49,519,722
	a,b	2.70%		08/12/19	15,000,000	14,852,592
	a,b	2.61%		09/23/19	14,000,000	13,824,417
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.54%		04/08/19	94,000,000	93,953,574
	a,b	2.57%		04/23/19	32,000,000	31,949,938
	a,b	2.56%		05/02/19	98,100,000	97,884,589
	a,b	2.53%		05/03/19	100,000,000	99,776,000
	a,b	2.56%		05/07/19	68,000,000	67,826,600
	a,b	2.58%		06/03/19	76,000,000	75,659,520
	a,b	2.55%		06/05/19	92,000,000	91,578,078
	a,b	2.59%		06/06/19	95,000,000	94,552,392
	a,b	2.57%		06/13/19	200,000,000	198,965,833
OLD LINE FUNDING LLC	a,b	2.71%		04/16/19	50,000,000	49,943,958
	a,b	2.70%		04/22/19	23,000,000	22,964,043
	a,b	2.83%		04/23/19	77,000,000	76,868,244
	a,b	2.94%		05/29/19	25,000,000	24,883,194
	a,b	2.56%		06/03/19	28,000,000	27,875,540
	a,b	2.88%		07/09/19	50,000,000	49,609,500
	a,b	2.56%		08/01/19	100,000,000	99,139,222
	a,b	2.64%		08/20/19	32,000,000	31,672,880
	a,b	2.63%		09/16/19	49,000,000	48,407,753
	a,b	2.62%		09/18/19	100,000,000	98,776,944
PRICOA SHORT TERM FUNDING LLC	a,b	2.80%		04/05/19	25,000,000	24,992,278
	a,b	2.84%		06/27/19	20,000,000	19,864,667
	a,b	2.79%		07/08/19	46,600,000	46,251,147
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.84%		04/02/19	102,000,000	101,992,010
	a,b	2.77%		04/16/19	36,000,000	35,958,750
	a,b	2.87%		04/22/19	24,000,000	23,960,100
	a,b	2.67%		05/02/19	76,000,000	75,826,572
	a,b	2.78%		05/03/19	15,000,000	14,963,200
	a,b	2.69%		05/16/19	48,000,000	47,839,800
	a,b	2.60%		05/20/19	180,000,000	179,367,900
	a,b	2.61%		05/20/19	92,000,000	91,675,674
	a,b	2.61%		05/28/19	44,800,000	44,616,283
	a,b	2.60%		06/03/19	33,000,000	32,851,005
	a,b	2.59%		06/13/19	101,000,000	100,473,650
	a,b	2.62%		06/19/19	136,000,000	135,224,044
STARBIRD FUNDING CORP	a,b	2.54%		04/16/19	105,000,000	104,889,312
THUNDER BAY FUNDING LLC	a,b	2.71%		04/15/19	50,000,000	49,947,694
	a,b	2.92%		05/20/19	98,000,000	97,615,840
	a,b	2.83%		07/15/19	75,000,000	74,389,687
4

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.92%		04/01/19	14,000,000	14,000,000
	a,b	2.77%		04/08/19	40,950,000	40,928,103
	a,b	2.62%		05/01/19	36,000,000	35,922,000
	a,b	2.58%		05/02/19	47,000,000	46,895,986
	a,b	2.64%		05/06/19	75,000,000	74,808,958
	a,b	2.68%		05/06/19	53,000,000	52,862,936
	a,b	2.68%		05/07/19	22,000,000	21,941,480
	a,b	2.60%		05/10/19	25,000,000	24,930,125
	a,b	2.62%		06/03/19	22,000,000	21,899,900
	a,b	2.61%		06/04/19	13,000,000	12,940,142
	a,b	2.60%		06/05/19	47,000,000	46,781,058
	a,b	2.60%		07/01/19	61,500,000	61,098,918
VICTORY RECEIVABLES CORP	a,b	2.58%		05/28/19	140,000,000	139,432,533
	a,b	2.55%		05/30/19	55,000,000	54,771,949
	a,b	2.57%		06/11/19	175,000,000	174,119,896
	a,b	2.60%		06/17/19	40,000,000	39,779,267
						14,224,328,532
Financial Company Commercial Paper 6.1%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	2.74%		04/09/19	22,200,000	22,186,581
BPCE SA	b	2.80%		04/02/19	430,800,000	430,766,733
	b	2.74%		04/08/19	143,000,000	142,924,369
	b	2.72%		05/01/19	103,000,000	102,768,250
CANADIAN IMPERIAL BANK OF COMMERCE	b	2.45%		04/05/19	22,000,000	21,994,011
	b	2.64%		08/23/19	165,000,000	163,284,000
CITIGROUP GLOBAL MARKETS INC	b	2.55%		06/26/19	95,000,000	94,425,831
	b	2.55%		07/23/19	94,000,000	93,253,509
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	346,000,000	342,031,476
DBS BANK LTD	b	2.54%		06/04/19	150,000,000	149,328,000
	b	2.56%		07/03/19	90,000,000	89,409,450
	b	2.63%		10/02/19	23,500,000	23,188,912
DNB BANK ASA	b	2.63%		08/13/19	83,000,000	82,198,289
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	2.45%		04/03/19	421,000,000	420,942,697
ERSTE ABWICKLUNGSANSTALT	b	2.63%		05/02/19	120,000,000	119,730,300
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.40%		04/01/19	222,000,000	222,000,000
HSBC USA INC	b	2.88%		07/09/19	130,000,000	128,984,700
	b	2.82%		07/18/19	33,500,000	33,220,108
	b	2.71%		08/09/19	75,000,000	74,276,875
	b	2.66%		09/04/19	50,000,000	49,432,333
	b	2.66%		09/05/19	56,600,000	55,953,282
	b	2.67%		09/06/19	127,000,000	125,534,067
ING US FUNDING LLC	a	2.56%		04/15/19	234,000,000	233,767,950
	a	2.78%		05/09/19	297,000,000	296,137,875
JP MORGAN SECURITIES LLC		2.90%		07/09/19	88,500,000	87,803,947
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.50%		04/05/19	20,000,000	19,994,444
5

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MACQUARIE BANK LTD	b	2.76%		04/09/19	50,000,000	49,969,556
	b	2.77%		04/12/19	266,500,000	266,276,066
	b	2.57%		06/13/19	100,000,000	99,482,917
	b	2.57%		06/19/19	40,000,000	39,776,167
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.73%		04/16/19	150,000,000	149,830,625
	b	2.67%		04/25/19	120,000,000	119,788,000
	b	2.60%		07/01/19	121,000,000	120,210,878
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.59%		06/27/19	60,000,000	59,627,350
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	214,000,000	212,366,912
NRW BANK	b	2.45%		04/04/19	160,000,000	159,967,333
SKANDINAVISKA ENSKILDA BANKEN AB	b	2.52%		05/22/19	32,000,000	31,886,213
SOCIETE GENERALE SA	b	2.76%		04/08/19	88,675,000	88,627,756
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	54,600,000	54,045,810
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.60%		06/21/19	47,000,000	46,727,165
	b	2.60%		06/24/19	7,500,000	7,454,850
	b	2.61%		06/24/19	30,000,000	29,818,700
	b	2.62%		07/02/19	34,000,000	33,774,089
SWEDBANK AB		2.62%		05/01/19	20,000,000	19,956,667
		2.66%		05/23/19	193,000,000	192,264,027
		2.66%		05/24/19	200,000,000	199,222,667
UBS AG (LONDON BRANCH)	b	2.64%		04/12/19	17,000,000	16,986,443
						5,623,598,180
Certificates of Deposit 18.6%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (NEW YORK BRANCH)		2.60%		09/06/19	100,000,000	100,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.61%		08/27/19	300,000,000	300,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.70%		04/05/19	324,000,000	324,000,000
		2.55%		04/09/19	551,000,000	551,000,000
		2.56%		05/01/19	43,000,000	43,000,000
BNP PARIBAS (SAN FRANCISCO BRANCH)		2.64%		09/11/19	65,000,000	65,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		2.63%		05/20/19	55,000,000	55,000,000
BRANCH BANKING AND TRUST COMPANY		2.41%		04/01/19	196,000,000	196,000,000
		2.41%		04/02/19	698,000,000	698,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		2.77%		07/11/19	200,000,000	200,000,000
CITIBANK NA (NEW YORK BRANCH)		2.62%		09/17/19	200,000,000	200,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.77%		05/08/19	100,000,000	100,000,000
		2.57%		07/08/19	100,000,000	100,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.60%		09/12/19	200,000,000	200,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		08/27/19	187,000,000	187,000,000
		2.66%		09/03/19	6,000,000	6,000,000
		2.65%		09/25/19	460,500,000	460,500,000
6

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DNB BANK ASA (NEW YORK BRANCH)		2.60%		05/13/19	135,000,000	135,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.65%		05/07/19	306,000,000	306,001,520
		2.58%		06/03/19	147,000,000	147,001,278
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.70%		04/10/19	44,000,000	44,000,000
HSBC BANK USA NA (NEW YORK BRANCH)		2.50%		04/03/19	126,000,000	126,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.52%		04/01/19	54,500,000	54,500,000
		2.50%		04/10/19	400,000,000	399,999,002
		2.51%		04/11/19	448,000,000	448,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.44%		04/02/19	381,000,000	380,999,947
		2.44%		04/03/19	218,000,000	217,999,940
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.64%		05/01/19	154,000,000	154,002,501
		2.60%		05/09/19	151,500,000	151,500,000
		2.60%		05/13/19	224,000,000	224,000,000
		2.59%		05/20/19	38,000,000	38,000,457
		2.59%		05/23/19	89,000,000	89,000,000
		2.58%		06/03/19	86,000,000	86,000,000
		2.57%		06/13/19	13,000,000	13,000,000
		2.60%		06/25/19	129,000,000	129,000,000
		2.58%		06/26/19	42,000,000	42,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.77%		04/04/19	385,000,000	385,000,000
		2.76%		04/09/19	51,000,000	51,000,000
		2.76%		04/10/19	166,000,000	166,000,000
		2.73%		04/15/19	165,000,000	165,000,000
		2.72%		05/02/19	220,000,000	220,000,000
		2.69%		05/07/19	82,000,000	82,000,000
		2.67%		05/10/19	83,000,000	83,000,000
		2.59%		05/13/19	99,000,000	99,000,000
		2.65%		05/15/19	20,000,000	20,000,000
		2.62%		05/21/19	117,000,000	117,000,000
		2.60%		05/23/19	75,000,000	75,000,000
		2.59%		06/06/19	37,000,000	37,000,000
		2.58%		06/14/19	25,000,000	25,000,000
		2.59%		06/21/19	22,000,000	22,000,000
		2.60%		06/27/19	260,000,000	260,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.71%		04/17/19	42,000,000	42,000,000
		2.82%		04/22/19	178,000,000	178,000,000
		2.85%		04/23/19	339,000,000	339,000,000
		2.65%		04/29/19	80,000,000	80,000,000
		2.83%		05/01/19	147,400,000	147,400,000
		2.85%		05/02/19	50,000,000	50,000,000
		2.82%		05/09/19	41,000,000	41,000,000
		2.59%		05/20/19	200,000,000	200,000,000
		2.62%		05/21/19	123,000,000	123,000,000
		2.74%		05/22/19	81,000,000	81,003,934
7

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.90%		05/28/19	135,000,000	135,000,000
		2.58%		07/31/19	352,000,000	352,000,000
MUFG UNION BANK NA		2.57%		05/15/19	194,000,000	194,000,000
		2.59%		06/07/19	190,000,000	190,000,000
NATIXIS (NEW YORK BRANCH)		2.67%		04/30/19	25,000,000	25,000,000
		2.55%		06/18/19	123,100,000	123,100,000
NORDEA BANK ABP (NEW YORK BRANCH)		2.70%		04/09/19	30,000,000	30,000,000
		2.65%		04/16/19	199,000,000	199,002,999
		2.59%		06/12/19	187,400,000	187,400,000
		2.63%		08/14/19	210,000,000	210,000,000
		2.59%		08/19/19	101,500,000	101,500,000
		2.61%		08/26/19	217,000,000	217,000,000
		2.61%		09/05/19	161,000,000	161,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.59%		05/01/19	47,000,000	47,000,000
		2.60%		05/06/19	88,000,000	88,000,000
		2.61%		05/14/19	100,000,000	100,000,000
		2.56%		05/15/19	18,000,000	18,000,000
		2.56%		07/01/19	26,000,000	26,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.73%		04/03/19	199,100,000	199,100,000
		2.64%		05/24/19	193,000,000	193,000,000
		2.58%		06/07/19	50,000,000	50,000,000
		2.63%		08/14/19	150,000,000	150,000,000
		2.61%		09/05/19	102,000,000	102,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.56%		05/24/19	240,000,000	240,000,000
		2.59%		05/29/19	102,000,000	102,000,000
		2.56%		06/14/19	121,000,000	121,000,000
		2.83%		07/11/19	156,000,000	156,000,000
		2.78%		07/22/19	150,000,000	150,000,000
		2.63%		09/09/19	24,000,000	24,000,000
		2.63%		09/18/19	59,000,000	59,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.81%		04/03/19	50,000,000	50,000,000
		2.86%		04/04/19	65,000,000	65,000,000
		2.70%		04/22/19	50,000,000	50,000,580
		2.71%		04/22/19	22,000,000	22,000,377
		2.70%		04/23/19	150,000,000	150,000,000
		2.65%		04/30/19	108,500,000	108,500,000
		2.73%		05/01/19	400,000,000	400,000,000
		2.62%		05/07/19	130,000,000	130,000,000
		2.63%		05/20/19	125,000,000	125,000,000
		2.62%		05/22/19	173,000,000	173,000,000
		2.57%		06/13/19	23,000,000	23,000,000
		2.56%		06/14/19	72,000,000	72,000,000
		2.56%		06/18/19	69,000,000	69,000,000
		2.56%		06/21/19	164,000,000	164,000,000
		2.57%		07/02/19	83,000,000	83,000,000
		2.60%		07/03/19	23,000,000	23,000,000
SWEDBANK (NEW YORK BRANCH)		2.60%		05/13/19	100,000,000	100,000,000
8

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.76%		05/10/19	140,000,000	140,000,000
		2.56%		06/27/19	98,400,000	98,400,000
		2.56%		07/01/19	110,000,000	110,000,000
		2.78%		07/15/19	196,000,000	196,000,000
		2.61%		09/09/19	473,000,000	473,000,000
		2.62%		09/23/19	83,000,000	83,000,000
WELLS FARGO BANK NA		2.82%		05/01/19	175,000,000	175,000,000
		2.69%		11/13/19	175,000,000	175,000,000
						17,267,912,535
Non-Financial Company Commercial Paper 1.5%
CARGILL INC	b	2.43%		04/03/19	118,000,000	117,984,070
COCA-COLA CO	b	2.78%		07/24/19	75,000,000	74,349,250
	b	2.79%		07/24/19	55,000,000	54,521,042
TOTAL CAPITAL CANADA LTD	a,b	2.40%		04/01/19	43,000,000	43,000,000
	a,b	2.40%		04/02/19	1,041,000,000	1,040,930,600
	a,b	2.64%		04/03/19	31,135,000	31,130,468
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		2.69%		09/13/19	49,000,000	48,404,854
WALMART INC	b	2.44%		04/08/19	4,840,000	4,837,704
						1,415,157,988
Non-Negotiable Time Deposits 11.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.42%		04/03/19	425,000,000	425,000,000
		2.43%		04/04/19	469,000,000	469,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		04/01/19	506,000,000	506,000,000
		2.45%		04/02/19	687,000,000	687,000,000
		2.46%		04/04/19	1,436,000,000	1,436,000,000
BANK OF NEW YORK MELLON (GRAND CAYMAN BRANCH)		2.40%		04/01/19	756,000,000	756,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.49%		04/05/19	258,000,000	258,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.39%		04/01/19	946,000,000	946,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.44%		04/01/19	700,000,000	700,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.42%		04/02/19	645,000,000	645,000,000
		2.42%		04/04/19	271,000,000	271,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.39%		04/01/19	1,035,000,000	1,035,000,000
NRW BANK (DUSSELDORF BRANCH)		2.42%		04/01/19	226,000,000	226,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.50%		04/04/19	355,000,000	355,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.39%		04/01/19	393,000,000	393,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.50%		04/02/19	61,000,000	61,000,000
		2.50%		04/03/19	548,000,000	548,000,000
		2.47%		04/05/19	888,000,000	888,000,000
						10,605,000,000
9

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instrument 0.3%
BANK OF AMERICA NA		2.62%		04/08/19	275,000,000	275,000,000
Total Fixed-Rate Obligations
(Cost $49,410,997,235)						49,410,997,235

Variable-Rate Obligations 23.6% of net assets
Asset-Backed Commercial Paper 1.7%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.20%)	a,b	2.69%	04/01/19	07/01/19	40,000,000	40,000,000
(1 mo. USD-LIBOR + 0.34%)	a,b	2.84%	04/15/19	08/13/19	55,000,000	55,000,000
(3 mo. USD-LIBOR + 0.03%)	a,b	2.77%	05/06/19	11/04/19	45,000,000	45,000,000
(3 mo. USD-LIBOR + 0.00%)	a,b	2.74%	05/08/19	11/08/19	125,000,000	125,000,000
CHARIOT FUNDING LLC
(3 mo. USD-LIBOR + 0.05%)	a,b	2.81%	04/25/19	10/25/19	99,500,000	99,500,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.31%)	a	2.80%	04/08/19	05/08/19	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.12%)	a	2.71%		06/14/19	46,000,000	46,000,000
(3 mo. USD-LIBOR + 0.13%)	a	2.94%	04/03/19	07/03/19	50,000,000	50,000,000
(3 mo. USD-LIBOR + 0.02%)	a	2.68%	06/03/19	09/03/19	140,000,000	140,000,000
(3 mo. USD-LIBOR + 0.03%)	a	2.64%	06/12/19	09/12/19	45,000,000	45,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.19%)	a,b	2.93%		05/08/19	170,000,000	170,000,000
(3 mo. USD-LIBOR + 0.12%)	a,b	2.71%		06/14/19	90,000,000	90,000,000
(3 mo. USD-LIBOR + 0.13%)	a,b	2.94%	04/03/19	07/03/19	186,500,000	186,500,000
(3 mo. USD-LIBOR + 0.10%)	a,b	2.90%	04/15/19	07/15/19	164,000,000	164,000,000
(1 mo. USD-LIBOR + 0.21%)	a,b	2.70%	04/12/19	08/12/19	61,000,000	61,025,750
(3 mo. USD-LIBOR + 0.03%)	a,b	2.78%	05/13/19	08/12/19	113,500,000	113,500,000
FAIRWAY FINANCE CO LLC
(1 mo. USD-LIBOR + 0.16%)	a,b	2.65%		04/04/19	67,000,000	67,000,393
						1,597,526,143
Financial Company Commercial Paper 3.1%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.60%	04/08/19	08/07/19	77,000,000	77,002,886
(1 mo. USD-LIBOR + 0.10%)	b	2.60%	04/15/19	08/13/19	28,100,000	28,100,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.29%)	b	2.77%	04/17/19	05/17/19	51,000,000	51,000,000
(1 mo. USD-LIBOR + 0.29%)	b	2.78%	04/23/19	05/21/19	54,000,000	54,000,000
(3 mo. USD-LIBOR + 0.06%)	b	2.83%	04/17/19	07/17/19	43,000,000	43,000,000
(3 mo. USD-LIBOR + 0.02%)	b	2.79%	04/25/19	07/25/19	50,000,000	50,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a,b	2.62%	05/01/19	10/01/19	192,000,000	192,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.31%)	b	2.80%	04/08/19	05/08/19	379,300,000	379,300,000
(3 mo. USD-LIBOR + 0.00%)		2.74%	05/07/19	08/05/19	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.15%)	b	2.63%	04/08/19	08/06/19	165,000,000	165,000,000
10

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.00%)	b	2.68%	05/20/19	11/19/19	199,000,000	199,000,000
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.64%	06/03/19	12/02/19	324,000,000	324,000,000
(3 mo. USD-LIBOR + 0.05%)	b	2.82%	04/29/19	01/27/20	126,000,000	126,026,020
(3 mo. USD-LIBOR + 0.05%)	b	2.70%	05/28/19	02/26/20	494,000,000	494,000,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.34%)	b	2.83%	04/23/19	08/23/19	56,000,000	56,000,000
(3 mo. USD-LIBOR + 0.18%)	b	2.78%	06/24/19	09/24/19	153,000,000	153,000,000
(1 mo. USD-LIBOR + 0.11%)	b	2.60%	04/11/19	10/11/19	94,000,000	94,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.28%)	b	2.78%	04/15/19	05/13/19	175,000,000	175,000,000
(3 mo. USD-LIBOR + 0.12%)	b	2.72%		06/05/19	25,000,000	25,004,934
						2,835,433,840
Certificates of Deposit 15.6%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.15%)		2.63%		04/15/19	100,000,000	100,007,112
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.89%		04/03/19	194,500,000	194,500,000
(3 mo. USD-LIBOR + 0.08%)		2.88%		04/05/19	81,000,000	81,000,000
(3 mo. USD-LIBOR + 0.08%)		2.88%	04/02/19	07/02/19	146,500,000	146,500,000
(1 mo. USD-LIBOR + 0.13%)		2.62%	04/03/19	09/03/19	58,000,000	58,000,000
(3 mo. USD-LIBOR + 0.16%)		2.76%	06/12/19	09/12/19	274,000,000	274,000,000
(3 mo. USD-LIBOR + 0.08%)		2.87%	04/16/19	10/16/19	133,500,000	133,500,000
(3 mo. USD-LIBOR + 0.02%)		2.66%	05/28/19	11/27/19	74,000,000	74,000,000
(3 mo. USD-LIBOR + 0.02%)		2.63%	07/02/19	01/02/20	105,000,000	105,000,000
BNP PARIBAS (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.10%)		2.71%		06/13/19	150,000,000	150,000,000
BNP PARIBAS (SAN FRANCISCO BRANCH)
(3 mo. USD-LIBOR + 0.09%)		2.88%	04/04/19	07/05/19	154,000,000	154,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/15/19	05/14/19	75,000,000	75,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.20%)		2.94%		05/01/19	28,000,000	28,003,208
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/25/19	07/25/19	175,000,000	175,000,000
(1 mo. USD-LIBOR + 0.36%)		2.86%	04/30/19	09/30/19	80,000,000	80,000,000
(1 mo. USD-LIBOR + 0.15%)		2.64%	04/01/19	11/01/19	125,000,000	125,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.59%	04/12/19	08/12/19	229,000,000	229,000,000
(3 mo. USD-LIBOR + 0.03%)		2.65%	05/28/19	11/26/19	200,000,000	200,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/03/19	07/03/19	255,000,000	255,000,000
(3 mo. USD-LIBOR + 0.11%)		2.59%	04/15/19	08/15/19	200,000,000	200,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.65%	04/15/19	05/15/19	144,000,000	144,000,000
(3 mo. USD-LIBOR + 0.06%)		2.87%	04/03/19	07/03/19	347,600,000	347,600,000
11

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.30%)		2.80%	04/30/19	07/30/19	118,500,000	118,562,429
(1 mo. USD-LIBOR + 0.09%)		2.57%	04/05/19	09/05/19	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.00%)		2.70%	05/13/19	11/13/19	90,000,000	90,000,000
(1 mo. USD-LIBOR + 0.12%)		2.60%	04/08/19	12/06/19	175,000,000	175,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.66%		04/09/19	181,000,000	181,000,000
(3 mo. USD-LIBOR + 0.15%)		2.78%		06/19/19	161,000,000	161,000,000
DNB BANK ASA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.81%	04/10/19	07/10/19	314,000,000	314,000,000
DNB BANK ASA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.59%	04/09/19	09/09/19	361,000,000	361,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.64%		04/01/19	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.15%)		2.64%		04/02/19	35,000,000	35,000,000
(3 mo. USD-LIBOR + 0.00%)		2.74%	05/06/19	08/05/19	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.00%)		2.73%	05/06/19	08/06/19	74,000,000	74,000,000
(3 mo. USD-LIBOR + 0.00%)		2.65%	06/04/19	09/04/19	98,800,000	98,800,000
MUFG BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.77%	04/08/19	05/07/19	172,000,000	172,000,000
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/23/19	05/23/19	135,000,000	135,000,000
(3 mo. USD-LIBOR + 0.12%)		2.88%	04/23/19	10/22/19	160,000,000	160,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.78%	04/23/19	05/20/19	149,500,000	149,500,000
(3 mo. USD-LIBOR + 0.02%)		2.78%	04/29/19	10/28/19	95,000,000	95,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.74%	05/07/19	11/07/19	194,000,000	194,000,000
(1 mo. USD-LIBOR + 0.13%)		2.62%	04/12/19	11/12/19	415,000,000	415,000,000
(1 mo. USD-LIBOR + 0.12%)		2.60%	04/08/19	12/06/19	111,000,000	111,000,000
(3 mo. USD-LIBOR + 0.04%)		2.65%	06/13/19	12/13/19	125,000,000	125,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.85%		04/17/19	380,000,000	380,000,000
(3 mo. USD-LIBOR + 0.15%)		2.79%		05/20/19	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.13%)		2.76%		05/28/19	359,000,000	359,000,000
(3 mo. USD-LIBOR + 0.13%)		2.74%	06/17/19	09/17/19	250,000,000	250,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.87%	04/03/19	07/03/19	188,000,000	188,000,000
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.27%)		2.75%	04/15/19	05/15/19	172,000,000	172,013,095
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.76%		04/23/19	199,750,000	199,750,000
(1 mo. USD-LIBOR + 0.28%)		2.77%	04/03/19	05/03/19	191,000,000	191,000,000
(3 mo. USD-LIBOR + 0.12%)		2.92%	04/01/19	07/01/19	532,000,000	532,000,000
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/08/19	07/08/19	55,000,000	55,000,000
(1 mo. USD-LIBOR + 0.17%)		2.65%	04/08/19	08/07/19	150,000,000	150,000,000
12

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.66%	04/23/19	05/21/19	144,000,000	144,000,000
(3 mo. USD-LIBOR + 0.07%)		2.67%		06/28/19	143,000,000	143,000,000
(3 mo. USD-LIBOR + 0.15%)		2.95%	04/02/19	10/02/19	452,500,000	452,500,000
(3 mo. USD-LIBOR + 0.08%)		2.88%	04/15/19	10/15/19	23,500,000	23,500,000
(3 mo. USD-LIBOR + 0.00%)		2.68%	05/20/19	11/19/19	77,000,000	77,000,000
SWEDBANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.25%)		2.74%	04/08/19	07/08/19	12,000,000	12,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/23/19	07/22/19	503,000,000	503,000,000
(3 mo. USD-LIBOR + 0.17%)		2.79%	06/03/19	09/03/19	285,000,000	285,000,000
US BANK NATIONAL ASSOCIATION
(1 mo. USD-LIBOR + 0.15%)		2.65%	04/15/19	05/13/19	400,000,000	400,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.08%)		2.88%		04/02/19	150,000,000	150,000,000
(3 mo. USD-LIBOR + 0.21%)		2.99%		04/18/19	50,000,000	50,004,488
(1 mo. USD-LIBOR + 0.30%)		2.80%	04/29/19	06/03/19	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.21%)		2.69%	04/15/19	07/15/19	220,000,000	220,000,000
(1 mo. USD-LIBOR + 0.23%)		2.71%	04/16/19	07/16/19	287,000,000	287,000,000
(3 mo. USD-LIBOR + 0.19%)		2.99%	04/15/19	08/13/19	85,000,000	85,000,000
(3 mo. USD-LIBOR + 0.18%)		2.98%	04/02/19	10/02/19	750,000,000	750,000,000
(3 mo. USD-LIBOR + 0.02%)		2.72%	05/13/19	11/12/19	290,000,000	290,000,000
(3 mo. USD-LIBOR + 0.03%)		2.64%	06/10/19	12/09/19	430,000,000	430,000,000
(3 mo. USD-LIBOR + 0.04%)		2.67%	06/18/19	12/18/19	298,000,000	298,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.76%	04/23/19	05/20/19	76,000,000	76,000,000
						14,496,740,332
Variable Rate Demand Notes 0.6%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	2.45%		04/05/19	17,550,000	17,550,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.49%		04/05/19	47,000,000	47,000,000
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	2.43%		04/05/19	19,880,000	19,880,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	25,000,000	25,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	2.59%		04/05/19	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	8,000,000	8,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	2.50%		04/05/19	3,540,000	3,540,000
13

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.50%		04/05/19	1,565,000	1,565,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.40%		04/05/19	14,000,000	14,000,000
	c	2.40%		04/05/19	34,000,000	34,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	86,910,000	86,910,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		04/05/19	92,000,000	92,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.43%		04/05/19	39,940,000	39,940,000
	c	2.43%		04/05/19	89,860,000	89,860,000
OPUS INSPECTION INC
VARIABLE RATE TAXABLE DEMAND NOTES SERIES 2019 (LOC: SWEDBANK AB)	c	2.49%		04/05/19	30,000,000	30,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	2.38%		04/05/19	15,000,000	15,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.59%		04/05/19	2,885,000	2,885,000
	c	2.59%		04/05/19	1,000,000	1,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	2.45%		04/05/19	21,375,000	21,375,000
						551,915,000
Other Instruments 1.0%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.20%)		2.69%	04/01/19	05/01/19	256,500,000	256,500,000
(1 mo. USD-LIBOR + 0.28%)		2.77%	04/09/19	05/09/19	193,000,000	193,000,000
(1 mo. USD-LIBOR + 0.13%)		2.61%	04/08/19	10/07/19	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.15%)		2.64%	04/04/19	11/04/19	240,000,000	240,000,000
						889,500,000
Non-Financial Company Commercial Paper 1.6%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.66%	06/06/19	11/14/19	48,100,000	48,100,000
(3 mo. USD-LIBOR + 0.05%)		2.66%	06/06/19	11/22/19	79,000,000	79,000,000
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.03%)		2.73%	05/13/19	11/08/19	184,000,000	184,000,000
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.08%)		2.88%		04/05/19	157,000,000	157,000,000
(3 mo. USD-LIBOR + 0.08%)		2.85%		04/12/19	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.16%)		2.65%	04/24/19	05/21/19	250,000,000	250,000,000
(1 mo. USD-LIBOR + 0.16%)		2.65%	04/03/19	06/27/19	295,000,000	295,000,000
14

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.16%)		2.65%	04/02/19	06/28/19	175,000,000	175,000,000
(3 mo. USD-LIBOR + 0.12%)		2.92%	04/02/19	09/27/19	150,000,000	150,000,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.70%	05/28/19	11/22/19	85,000,000	85,000,000
						1,523,100,000
Total Variable-Rate Obligations
(Cost $21,894,215,315)						21,894,215,315
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.6% of net assets
U.S. Government Agency Repurchase Agreements* 13.5%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,020,176,147, 2.86% - 12.24%, due 07/01/19 - 02/01/49)		2.61%		04/01/19	989,215,108	989,000,000
BMO CAPITAL MARKETS CORP
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $111,263,824, 1.25% - 5.50%, due 10/02/19 - 02/20/69)		2.57%		04/01/19	108,023,130	108,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,079,700,763, 0.00% - 8.13%, due 05/30/19 - 01/20/49)		2.60%		04/01/19	1,057,229,017	1,057,000,000
GOLDMAN SACHS & CO LLC
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $381,480,000, 2.50% - 4.50%, due 01/01/27 - 03/15/54)		2.68%		04/03/19	374,194,896	374,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities valued at $457,980,000, 2.50% - 8.50%, due 08/01/20 - 02/20/49)		2.70%		04/04/19	449,235,725	449,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $295,610,000, 3.00% - 5.50%, due 07/01/25 - 03/01/49)		2.60%		04/01/19	287,062,183	287,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $92,638,228, 1.38% - 7.00%, due 09/30/23 - 04/01/49)		2.60%		04/01/19	90,019,500	90,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $238,995,844, 2.50% - 7.00%, due 08/20/30 - 03/20/49)		2.70%		04/03/19	232,121,800	232,000,000
15

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $514,738,224, 1.63% - 6.50%, due 03/01/22 - 03/01/49)		2.70%		04/03/19	500,262,500	500,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $515,077,250, 2.50% - 6.50%, due 04/20/25 - 03/20/49)		2.70%		04/03/19	500,262,500	500,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $688,040,000, 4.00% - 4.50%, due 08/01/48 - 02/01/49)		2.60%		04/01/19	668,144,733	668,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $165,830,001, 4.00% - 5.00%, due 09/01/47 - 03/20/49)		2.61%		04/01/19	161,035,018	161,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,061,848,729, 0.00% - 6.00%, due 04/11/19 - 11/15/48)		2.57%		04/01/19	1,034,221,448	1,034,000,000
Issued 02/15/19, repurchase date 04/15/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $361,949,819, 0.63% - 4.50%, due 11/30/19 - 10/20/48)		2.46%		04/05/19	351,171,917	350,000,000
ROYAL BANK OF CANADA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $626,374,120, 2.50% - 6.50%, due 04/01/28 - 09/20/66)		2.57%		04/01/19	608,130,213	608,000,000
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $584,305,250, 2.50% - 7.00%, due 08/15/21 - 11/25/58)		2.60%		04/02/19	567,286,650	567,000,000
Issued 03/11/19, repurchase date 04/10/19 (Collateralized by U.S. Government Agency Securities valued at $386,006,491, 3.00% - 4.50%, due 01/25/29 - 06/01/56)		2.45%		04/05/19	374,636,319	374,000,000
Issued 03/13/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $145,556,163, 2.94% - 4.50%, due 07/15/42 - 03/20/49)		2.45%		04/05/19	141,220,704	141,000,000
Issued 03/14/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $137,288,334, 2.45% - 6.50%, due 12/01/26 - 04/01/49)		2.45%		04/05/19	133,199,131	133,000,000
Issued 03/15/19, repurchase date 04/16/19 (Collateralized by U.S. Government Agency Securities valued at $726,699,151, 2.31% - 6.50%, due 11/01/23 - 08/15/56)		2.45%		04/05/19	705,006,133	704,000,000
16

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/18/19, repurchase date 04/17/19 (Collateralized by U.S. Government Agency Securities valued at $387,038,594, 2.17% - 5.02%, due 08/01/22 - 04/01/49)		2.45%		04/05/19	375,459,375	375,000,000
Issued 03/19/19, repurchase date 04/18/19 (Collateralized by U.S. Government Agency Securities valued at $242,548,220, 2.94% - 5.00%, due 05/01/39 - 03/25/49)		2.47%		04/05/19	235,274,101	235,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,690,029,436, 2.50% - 5.00%, due 06/01/33 - 04/01/49)		2.63%		04/01/19	2,586,566,765	2,586,000,000
						12,522,000,000
U.S. Treasury Repurchase Agreements 4.4%
BANK OF MONTREAL
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $299,943,802, 0.00% - 3.38%, due 04/15/19 - 11/15/48)		2.55%		04/01/19	294,062,475	294,000,000
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $442,775,974, 0.13% - 4.63%, due 07/15/19 - 02/15/46)		2.60%		04/01/19	434,094,033	434,000,000
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $779,587,416, 2.00% - 2.75%, due 07/31/23 - 11/15/47)		2.40%		04/01/19	764,301,324	764,148,494
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $468,281,487, 2.00% - 4.38%, due 05/31/24 - 08/15/45)		2.60%		04/01/19	459,099,450	459,000,000
BARCLAYS CAPITAL INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $51,000,045, 2.88%, due 08/15/45)		2.60%		04/01/19	50,010,833	50,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $803,932,893, 0.38% - 2.88%, due 08/15/20 - 02/15/44)		2.58%		04/01/19	788,169,420	788,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,079, 2.00% - 4.25%, due 06/30/25 - 05/15/39)		2.58%		04/01/19	500,107,500	500,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,017, 0.00% - 2.38%, due 08/15/19 - 02/29/24)		2.58%		04/01/19	500,107,500	500,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $153,000,003, 0.00% - 2.75%, due 04/25/19 - 07/31/23)		2.58%		04/01/19	150,032,250	150,000,000
17

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $108,143,507, 1.25% - 2.13%, due 05/31/19 - 10/31/22)		2.60%		04/01/19	106,022,967	106,000,000
						4,045,148,494
Other Repurchase Agreements** 4.7%
BNP PARIBAS SA
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $961,125,630, 0.00% - 10.75%, due 09/29/19 - 12/31/99)		2.53%		04/04/19	857,421,596	857,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $325,394,305, 2.25% - 11.00%, due 02/15/20 - 07/25/56)		2.55%		04/04/19	283,140,321	283,000,000
Issued 02/13/19, repurchase date 05/14/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $275,521,085, 2.33% - 7.74%, due 10/01/21 - 12/26/42)		2.70%		05/03/19	239,410,150	238,000,000
Issued 03/22/19, repurchase date 06/20/19 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $187,350,650, 0.00% - 13.32%, due 05/13/19 - 01/28/70)		2.81%		05/03/19	162,330,434	161,800,000
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $331,255,200, 0.00% - 11.48%, due 04/05/19 - 04/01/59)		3.00%		06/27/19	290,208,000	288,000,000
Issued 02/27/19, repurchase date 08/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $574,155,613, 0.00% - 13.00%, due 01/15/21 - 03/25/58)		3.05%		06/27/19	503,063,000	498,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/14/19, repurchase date 05/16/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $455,975,000, 0.00% - 7.50%, due 01/25/33 - 10/25/56)		2.82%		05/03/19	398,922,615	396,500,000
RBC CAPITAL MARKETS LLC
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $244,697,313, 0.94% - 7.80%, due 09/13/19 - 03/15/49)		2.50%		04/04/19	236,114,722	236,000,000
18

Schwab Value Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 02/25/19, repurchase date 05/28/19 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $264,178,206, 1.50% - 9.77%, due 04/11/19 - 12/01/86)		2.68%		05/03/19	251,246,944	250,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $150,181,282, 1.63% - 5.75%, due 03/16/20 - 07/15/49)		2.50%		04/01/19	143,029,792	143,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,698,419, 3.70% - 5.65%, due 10/01/20 - 07/15/49)		2.55%		04/04/19	93,046,113	93,000,000
Issued 01/18/19, repurchase date 07/17/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $362,346,600, 0.00% - 10.38%, due 01/18/22 - 10/25/56)		3.28%		07/02/19	314,660,333	310,000,000
Issued 01/04/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $689,864,875, 0.00% - 14.74%, due 10/04/19 - 09/17/58)		3.35%		07/02/19	599,827,597	590,000,000
						4,344,300,000
Total Repurchase Agreements
(Cost $20,911,448,494)						20,911,448,494
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $23,502,950,366 or 25.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
19

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 52.8% of net assets
Asset-Backed Commercial Paper 15.1%
BARTON CAPITAL SA	a,b	2.79%		04/10/19	1,200,000	1,199,169
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.77%		04/23/19	1,000,000	998,319
	a,b	2.62%		05/14/19	700,000	697,826
CAFCO LLC	a,b	2.74%		04/23/19	1,000,000	998,338
	a,b	2.59%		05/22/19	500,000	498,180
CHARIOT FUNDING LLC	a,b	2.89%		07/08/19	1,000,000	992,242
	a,b	2.87%		07/15/19	1,000,000	991,746
	a,b	2.62%		09/05/19	3,000,000	2,966,114
CRC FUNDING LLC	a,b	2.84%		04/01/19	1,500,000	1,500,000
	a,b	2.59%		05/21/19	400,000	398,572
CROWN POINT CAPITAL COMPANY LLC	a,b	2.61%		06/17/19	1,500,000	1,500,000
GOTHAM FUNDING CORP	a,b	2.57%		06/06/19	2,900,000	2,886,442
KELLS FUNDING LLC	a,b	2.67%		04/22/19	2,000,000	1,997,792
	a,b	2.60%		06/14/19	1,900,000	1,890,370
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.56%		04/03/19	1,000,000	999,858
LMA AMERICAS LLC	a,b	2.59%		05/24/19	1,000,000	996,216
	a,b	2.58%		06/04/19	1,000,000	995,449
METLIFE SHORT TERM FUNDING LLC	a,b	2.69%		04/16/19	1,000,000	998,887
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.56%		05/02/19	1,900,000	1,895,828
OLD LINE FUNDING LLC	a,b	2.56%		06/03/19	2,000,000	1,991,110
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.84%		04/02/19	1,400,000	1,399,890
	a,b	2.61%		05/28/19	400,000	398,360
						29,190,708
Certificates of Deposit 19.4%
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.70%		04/05/19	1,500,000	1,500,000
		2.55%		04/09/19	100,000	100,000
20

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		2.75%		04/22/19	1,800,000	1,800,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		08/27/19	1,000,000	1,000,000
		2.65%		09/25/19	1,500,000	1,500,000
DNB BANK ASA (NEW YORK BRANCH)		2.60%		05/13/19	3,000,000	3,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.65%		05/07/19	1,000,000	1,000,005
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.51%		04/11/19	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.64%		05/01/19	1,000,000	1,000,016
		2.60%		05/13/19	1,800,000	1,800,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.77%		04/04/19	1,300,000	1,300,000
		2.59%		05/13/19	2,500,000	2,500,000
MUFG BANK LTD (NEW YORK BRANCH)		2.71%		04/17/19	1,500,000	1,500,000
		2.83%		05/01/19	100,000	100,000
MUFG UNION BANK NA		2.57%		05/15/19	1,000,000	1,000,000
NATIXIS (NEW YORK BRANCH)		2.55%		06/18/19	1,900,000	1,900,000
NORDEA BANK ABP (NEW YORK BRANCH)		2.61%		08/26/19	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.59%		05/01/19	1,000,000	1,000,000
		2.56%		05/15/19	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.73%		04/03/19	900,000	900,000
		2.64%		05/24/19	1,500,000	1,500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.59%		05/29/19	500,000	500,000
		2.78%		07/22/19	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.71%		04/22/19	1,900,000	1,900,033
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.56%		06/27/19	800,000	800,000
		2.61%		09/09/19	2,000,000	2,000,000
US BANK NATIONAL ASSOCIATION		2.81%		05/24/19	3,000,000	3,000,000
						37,600,054
Financial Company Commercial Paper 6.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	2.74%		04/09/19	1,800,000	1,798,912
CANADIAN IMPERIAL BANK OF COMMERCE	b	2.45%		04/05/19	1,000,000	999,728
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	180,000	177,935
DBS BANK LTD	b	2.63%		10/02/19	500,000	493,381
ERSTE ABWICKLUNGSANSTALT	b	2.63%		05/02/19	2,000,000	1,995,505
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.40%		04/01/19	1,000,000	1,000,000
HSBC USA INC	b	2.66%		09/05/19	1,400,000	1,384,003
JP MORGAN SECURITIES LLC		2.90%		07/09/19	100,000	99,214
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.67%		04/25/19	180,000	179,682
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	1,000,000	992,369
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	400,000	395,940
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.61%		06/24/19	1,000,000	993,957
21

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (LONDON BRANCH)	b	2.64%		04/12/19	2,000,000	1,998,405
						12,509,031
Non-Financial Company Commercial Paper 1.5%
CARGILL INC	b	2.43%		04/03/19	1,000,000	999,865
TOTAL CAPITAL CANADA LTD	a,b	2.40%		04/02/19	2,000,000	1,999,867
						2,999,732
Non-Negotiable Time Deposits 10.3%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.42%		04/03/19	1,000,000	1,000,000
		2.43%		04/04/19	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		04/01/19	1,000,000	1,000,000
		2.45%		04/02/19	1,000,000	1,000,000
		2.46%		04/04/19	2,000,000	2,000,000
BANK OF NEW YORK MELLON (GRAND CAYMAN BRANCH)		2.40%		04/01/19	2,000,000	2,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.49%		04/05/19	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.44%		04/01/19	1,000,000	1,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.42%		04/04/19	1,000,000	1,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.39%		04/01/19	2,000,000	2,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.50%		04/04/19	2,000,000	2,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.39%		04/01/19	1,000,000	1,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.50%		04/03/19	1,000,000	1,000,000
		2.47%		04/05/19	3,000,000	3,000,000
						20,000,000
Total Fixed-Rate Obligations
(Cost $102,299,525)						102,299,525

Variable-Rate Obligations 23.1% of net assets
Asset-Backed Commercial Paper 1.8%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.03%)	a	2.64%	06/12/19	09/12/19	1,900,000	1,900,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.13%)	a,b	2.94%	04/03/19	07/03/19	1,500,000	1,500,000
						3,400,000
Financial Company Commercial Paper 4.4%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.60%	04/08/19	08/07/19	3,000,000	3,000,112
(1 mo. USD-LIBOR + 0.10%)	b	2.60%	04/15/19	08/13/19	1,900,000	1,900,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.31%)	b	2.80%	04/08/19	05/08/19	700,000	700,000
(1 mo. USD-LIBOR + 0.15%)	b	2.63%	04/08/19	08/06/19	1,000,000	1,000,000
22

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.64%	06/03/19	12/02/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.05%)	b	2.70%	05/28/19	02/26/20	1,000,000	1,000,000
						8,600,112
Certificates of Deposit 10.8%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.89%		04/03/19	500,000	500,000
(3 mo. USD-LIBOR + 0.02%)		2.66%	05/28/19	11/27/19	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.59%	04/12/19	08/12/19	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.87%	04/03/19	07/03/19	2,400,000	2,400,000
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.64%		04/02/19	1,300,000	1,300,000
(3 mo. USD-LIBOR + 0.00%)		2.65%	06/04/19	09/04/19	200,000	200,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.79%		05/20/19	1,500,000	1,500,000
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.27%)		2.75%	04/15/19	05/15/19	2,800,000	2,800,213
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.76%		04/23/19	250,000	250,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.68%	05/20/19	11/19/19	1,000,000	1,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.30%)		2.80%	04/29/19	06/03/19	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.23%)		2.71%	04/16/19	07/16/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.02%)		2.72%	05/13/19	11/12/19	2,000,000	2,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.76%	04/23/19	05/20/19	2,000,000	2,000,000
						20,950,213
Variable Rate Demand Notes 2.6%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)	c	2.50%		04/05/19	125,000	125,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	1,895,000	1,895,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		04/05/19	1,000,000	1,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.59%		04/05/19	1,000,000	1,000,000
						5,020,000
23

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instrument 1.8%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.20%)		2.69%	04/01/19	05/01/19	3,500,000	3,500,000
Non-Financial Company Commercial Paper 1.7%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.66%	06/06/19	11/14/19	1,900,000	1,900,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.70%	05/28/19	11/22/19	1,400,000	1,400,000
						3,300,000
Total Variable-Rate Obligations
(Cost $44,770,325)						44,770,325
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 24.5% of net assets
U.S. Government Agency Repurchase Agreements* 15.5%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,060,449, 4.00%, due 07/01/47)		2.61%		04/01/19	2,000,435	2,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $2,040,514, 0.00% - 7.50%, due 03/26/20 - 11/15/24)		2.60%		04/01/19	2,000,433	2,000,000
GOLDMAN SACHS & CO LLC
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 2.25% - 6.00%, due 11/01/21 - 07/01/43)		2.68%		04/03/19	1,000,521	1,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.84% - 3.56%, due 04/16/41 - 02/16/52)		2.70%		04/04/19	1,000,525	1,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $17,510,000, 4.00% - 5.00%, due 07/01/41 - 12/01/48)		2.60%		04/01/19	17,003,683	17,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $2,060,310, 4.00% - 4.50%, due 02/01/39 - 12/01/48)		2.70%		04/03/19	2,001,050	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.50%, due 07/01/48)		2.60%		04/01/19	1,000,217	1,000,000
ROYAL BANK OF CANADA
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,521, 5.00%, due 08/01/48)		2.60%		04/02/19	1,000,506	1,000,000
24

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/11/19, repurchase date 04/10/19 (Collateralized by U.S. Government Agency Securities valued at $1,032,104, 4.00%, due 04/01/49)		2.45%		04/05/19	1,001,701	1,000,000
Issued 03/13/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $1,032,314, 4.00%, due 04/01/49)		2.45%		04/05/19	1,001,565	1,000,000
Issued 03/15/19, repurchase date 04/16/19 (Collateralized by U.S. Government Agency Securities valued at $1,032,532, 2.94% - 4.50%, due 06/01/32 - 03/20/49)		2.45%		04/05/19	1,001,429	1,000,000
						30,000,000
U.S. Treasury Repurchase Agreements 2.8%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $2,394,229, 2.88%, due 08/15/28)		2.40%		04/01/19	2,347,181	2,346,712
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,234, 2.88%, due 08/15/28)		2.60%		04/01/19	1,000,217	1,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,270, 0.00% - 7.88%, due 04/11/19 - 07/15/26)		2.58%		04/01/19	1,000,215	1,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,294, 0.75%, due 02/15/45)		2.60%		04/01/19	1,000,217	1,000,000
						5,346,712
Other Repurchase Agreements** 6.2%
BNP PARIBAS SA
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,130, 2.33% - 6.94%, due 10/01/21 - 01/25/29)		2.53%		04/04/19	2,000,984	2,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,714, 0.00% - 10.44%, due 03/31/22 - 12/29/49)		2.55%		04/04/19	1,000,496	1,000,000
Issued 03/22/19, repurchase date 06/20/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $652,017, 2.61% - 8.13%, due 05/13/19 - 12/29/49)		2.81%		05/03/19	601,967	600,000
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,384, 2.94% - 4.79%, due 04/01/34 - 07/12/50)		3.00%		06/27/19	2,015,333	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/14/19, repurchase date 05/16/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,875,005, 0.00%, due 01/27/47)		2.82%		05/03/19	2,515,275	2,500,000
25

Schwab Retirement Advantage Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,806, 3.50% - 5.95%, due 07/29/20 - 12/01/86)		2.50%		04/04/19	1,000,486	1,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,657, 1.75%, due 05/15/20)		2.55%		04/04/19	1,000,496	1,000,000
Issued 01/04/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,338,525, 0.00% - 5.83%, due 04/20/29 - 12/19/33)		3.35%		07/02/19	2,033,314	2,000,000
						12,100,000
Total Repurchase Agreements
(Cost $47,446,712)						47,446,712
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $54,522,434 or 28.1% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
26

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.9% of net assets
Asset-Backed Commercial Paper 17.8%
ALPINE SECURITIZATION LLC	a,b	2.81%		05/01/19	2,000,000	1,995,350
	a,b	2.59%		06/18/19	2,000,000	1,988,863
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.58%		06/27/19	500,000	496,907
BARTON CAPITAL SA	a,b	2.60%		05/14/19	900,000	897,227
	a,b	2.60%		06/12/19	3,000,000	2,984,520
	a,b	2.60%		07/01/19	1,000,000	993,478
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.50%		04/03/19	2,000,000	1,999,722
	a,b	2.77%		04/23/19	1,000,000	998,319
	a,b	2.62%		05/14/19	900,000	897,205
CAFCO LLC	a,b	2.74%		04/23/19	2,000,000	1,996,676
	a,b	2.59%		05/22/19	2,000,000	1,992,718
	a,b	2.63%		10/01/19	1,500,000	1,480,251
CHARIOT FUNDING LLC	a,b	2.87%		07/15/19	1,500,000	1,487,619
	a,b	2.62%		09/05/19	4,000,000	3,954,819
CHARTA LLC	a,b	2.59%		05/17/19	3,000,000	2,990,148
	a,b	2.57%		06/04/19	2,000,000	1,990,933
	a,b	2.62%		06/04/19	800,000	796,302
CRC FUNDING LLC	a,b	2.84%		04/01/19	5,400,000	5,400,000
	a,b	2.59%		05/21/19	400,000	398,572
CROWN POINT CAPITAL COMPANY LLC	a,b	2.63%		05/17/19	1,100,000	1,100,000
	a,b	2.62%		05/28/19	3,000,000	3,000,000
	a,b	2.62%		06/17/19	2,000,000	2,000,000
GOTHAM FUNDING CORP	a,b	2.56%		05/31/19	3,000,000	2,987,250
	a,b	2.57%		06/04/19	1,000,000	995,467
	a,b	2.57%		06/06/19	2,100,000	2,090,183
KELLS FUNDING LLC	a,b	2.60%		06/14/19	11,000,000	10,944,245
27

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.56%		04/03/19	2,200,000	2,199,688
	a,b	2.58%		06/03/19	1,000,000	995,520
	a,b	2.59%		06/24/19	1,500,000	1,491,005
LMA AMERICAS LLC	a,b	2.59%		05/24/19	3,000,000	2,988,649
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.57%		06/13/19	3,000,000	2,984,488
METLIFE SHORT TERM FUNDING LLC	a,b	2.69%		04/16/19	5,000,000	4,994,438
	a,b	2.66%		04/29/19	500,000	498,973
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.58%		06/03/19	5,000,000	4,977,600
OLD LINE FUNDING LLC	a,b	2.83%		04/23/19	3,000,000	2,994,867
	a,b	2.56%		06/03/19	5,000,000	4,977,775
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.84%		04/02/19	2,600,000	2,599,796
	a,b	2.61%		05/20/19	2,000,000	1,992,950
	a,b	2.61%		05/28/19	200,000	199,180
	a,b	2.62%		06/19/19	1,000,000	994,294
THUNDER BAY FUNDING LLC	a,b	2.92%		05/20/19	2,000,000	1,992,160
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.92%		04/01/19	1,000,000	1,000,000
	a,b	2.68%		05/06/19	3,500,000	3,490,949
VICTORY RECEIVABLES CORP	a,b	2.55%		05/30/19	5,000,000	4,979,268
						105,208,374
Financial Company Commercial Paper 6.8%
BPCE SA	b	2.80%		04/02/19	1,200,000	1,199,907
	b	2.72%		05/01/19	3,000,000	2,993,250
CANADIAN IMPERIAL BANK OF COMMERCE	b	2.45%		04/05/19	5,000,000	4,998,639
	b	2.64%		08/23/19	5,000,000	4,948,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	720,000	711,742
DBS BANK LTD	b	2.63%		10/02/19	3,000,000	2,960,287
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	2.45%		04/03/19	1,000,000	999,864
ING US FUNDING LLC	a	2.56%		04/15/19	5,000,000	4,995,042
	a	2.78%		05/09/19	3,000,000	2,991,291
JP MORGAN SECURITIES LLC		2.90%		07/09/19	400,000	396,854
MACQUARIE BANK LTD	b	2.77%		04/12/19	1,500,000	1,498,739
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.60%		07/01/19	2,000,000	1,986,957
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	5,000,000	4,961,844
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	2,000,000	1,979,700
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.60%		06/24/19	1,500,000	1,490,970
UBS AG (LONDON BRANCH)	b	2.64%		04/12/19	1,000,000	999,202
						40,112,288
Non-Financial Company Commercial Paper 1.9%
CARGILL INC	b	2.43%		04/03/19	5,000,000	4,999,325
28

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOTAL CAPITAL CANADA LTD	a,b	2.40%		04/02/19	6,000,000	5,999,600
						10,998,925
Certificates of Deposit 18.2%
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.70%		04/05/19	5,000,000	5,000,000
		2.55%		04/09/19	900,000	900,000
BRANCH BANKING AND TRUST COMPANY		2.41%		04/02/19	6,000,000	6,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		2.75%		04/22/19	200,000	200,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.65%		09/25/19	5,000,000	5,000,000
DNB BANK ASA (NEW YORK BRANCH)		2.60%		05/13/19	3,000,000	3,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.65%		05/07/19	2,000,000	2,000,010
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.52%		04/01/19	500,000	500,000
		2.51%		04/11/19	5,000,000	5,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.44%		04/02/19	3,000,000	3,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.64%		05/01/19	5,000,000	5,000,081
		2.59%		05/23/19	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.77%		04/04/19	2,000,000	2,000,000
		2.76%		04/10/19	900,000	900,000
		2.73%		04/15/19	1,500,000	1,500,000
		2.59%		05/13/19	3,000,000	3,000,000
		2.62%		05/21/19	3,000,000	3,000,000
		2.60%		05/23/19	1,000,000	1,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.82%		04/22/19	2,000,000	2,000,000
		2.82%		05/09/19	5,000,000	5,000,000
MUFG UNION BANK NA		2.57%		05/15/19	5,000,000	5,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		2.65%		04/16/19	2,000,000	2,000,030
		2.59%		06/12/19	1,600,000	1,600,000
		2.61%		08/26/19	4,000,000	4,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.59%		05/01/19	2,000,000	2,000,000
		2.60%		05/06/19	800,000	800,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.64%		05/24/19	5,500,000	5,500,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.59%		05/29/19	2,500,000	2,500,000
		2.78%		07/22/19	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.71%		04/22/19	6,800,000	6,800,117
		2.65%		04/30/19	1,500,000	1,500,000
		2.57%		06/13/19	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.56%		06/27/19	300,000	300,000
		2.61%		09/09/19	5,000,000	5,000,000
US BANK NATIONAL ASSOCIATION		2.81%		05/24/19	8,000,000	8,000,000
						107,000,238
29

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 11.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.42%		04/03/19	3,000,000	3,000,000
		2.43%		04/04/19	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		04/01/19	6,000,000	6,000,000
		2.45%		04/02/19	4,000,000	4,000,000
		2.46%		04/04/19	7,000,000	7,000,000
BANK OF NEW YORK MELLON (GRAND CAYMAN BRANCH)		2.40%		04/01/19	5,000,000	5,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.49%		04/05/19	5,000,000	5,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.39%		04/01/19	6,000,000	6,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.44%		04/01/19	2,000,000	2,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.39%		04/01/19	7,000,000	7,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.50%		04/04/19	2,000,000	2,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.50%		04/02/19	7,000,000	7,000,000
		2.50%		04/03/19	7,000,000	7,000,000
		2.47%		04/05/19	4,000,000	4,000,000
						66,000,000
Total Fixed-Rate Obligations
(Cost $329,319,825)						329,319,825

Variable-Rate Obligations 23.0% of net assets
Asset-Backed Commercial Paper 1.8%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.03%)	a	2.64%	06/12/19	09/12/19	3,100,000	3,100,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.13%)	a,b	2.94%	04/03/19	07/03/19	5,000,000	5,000,000
FAIRWAY FINANCE CO LLC
(1 mo. USD-LIBOR + 0.16%)	a,b	2.65%		04/04/19	2,700,000	2,700,016
						10,800,016
Financial Company Commercial Paper 3.7%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.60%	04/08/19	08/07/19	5,000,000	5,000,187
(1 mo. USD-LIBOR + 0.10%)	b	2.60%	04/15/19	08/13/19	2,000,000	2,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.29%)	b	2.77%	04/17/19	05/17/19	4,000,000	4,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	2.63%	04/08/19	08/06/19	5,000,000	5,000,000
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.64%	06/03/19	12/02/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.05%)	b	2.70%	05/28/19	02/26/20	5,000,000	5,000,000
						22,000,187
30

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 11.0%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.89%		04/03/19	5,000,000	5,000,000
(3 mo. USD-LIBOR + 0.02%)		2.66%	05/28/19	11/27/19	3,000,000	3,000,000
(3 mo. USD-LIBOR + 0.02%)		2.63%	07/02/19	01/02/20	5,000,000	5,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.59%	04/12/19	08/12/19	5,000,000	5,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/03/19	07/03/19	5,000,000	5,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.78%		06/19/19	3,000,000	3,000,000
DNB BANK ASA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.81%	04/10/19	07/10/19	2,000,000	2,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.65%	06/04/19	09/04/19	4,000,000	4,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.68%	05/20/19	11/19/19	900,000	900,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.79%		05/20/19	500,000	500,000
(3 mo. USD-LIBOR + 0.13%)		2.76%		05/28/19	500,000	500,000
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.27%)		2.75%	04/15/19	05/15/19	5,200,000	5,200,396
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.68%	05/20/19	11/19/19	5,500,000	5,500,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.17%)		2.65%		04/15/19	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.30%)		2.80%	04/29/19	06/03/19	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.23%)		2.71%	04/16/19	07/16/19	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.02%)		2.72%	05/13/19	11/12/19	5,000,000	5,000,000
(3 mo. USD-LIBOR + 0.03%)		2.64%	06/10/19	12/09/19	900,000	900,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.76%	04/23/19	05/20/19	2,000,000	2,000,000
						64,500,396
Variable Rate Demand Notes 2.2%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	2.50%		04/05/19	3,090,000	3,090,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	2.50%		04/05/19	2,200,000	2,200,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	2.59%		04/05/19	1,500,000	1,500,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.40%		04/05/19	1,000,000	1,000,000
31

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	950,000	950,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	2.50%		04/05/19	1,095,000	1,095,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		04/05/19	2,000,000	2,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.59%		04/05/19	1,000,000	1,000,000
						12,835,000
Other Instruments 2.0%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.20%)		2.69%	04/01/19	05/01/19	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.28%)		2.77%	04/09/19	05/09/19	7,000,000	7,000,000
						12,000,000
Non-Financial Company Commercial Paper 2.3%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.66%	06/06/19	11/22/19	4,000,000	4,000,000
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.08%)		2.88%		04/05/19	8,000,000	8,000,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.70%	05/28/19	11/22/19	1,600,000	1,600,000
						13,600,000
Total Variable-Rate Obligations
(Cost $135,735,599)						135,735,599
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.1% of net assets
U.S. Government Agency Repurchase Agreements* 14.4%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $6,181,344, 4.00%, due 07/01/47)		2.61%		04/01/19	6,001,305	6,000,000
GOLDMAN SACHS & CO LLC
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 4.50%, due 04/20/48)		2.68%		04/03/19	2,001,042	2,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.00%, due 11/20/48)		2.70%		04/04/19	3,001,575	3,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $54,590,000, 2.00% - 9.00%, due 02/01/23 - 01/01/49)		2.60%		04/01/19	53,011,483	53,000,000
32

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $5,150,773, 3.00% - 6.00%, due 01/01/29 - 02/01/48)		2.70%		04/03/19	5,002,625	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $4,120,001, 3.50%, due 07/01/48)		2.60%		04/01/19	4,000,867	4,000,000
ROYAL BANK OF CANADA
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $4,122,083, 2.94% - 4.50%, due 12/01/47 - 03/20/49)		2.60%		04/02/19	4,002,022	4,000,000
Issued 03/11/19, repurchase date 04/10/19 (Collateralized by U.S. Government Agency Securities valued at $2,064,206, 2.94% - 4.00%, due 01/01/49 - 03/20/49)		2.45%		04/05/19	2,003,403	2,000,000
Issued 03/13/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $1,032,244, 2.94% - 4.00%, due 02/01/49 - 03/20/49)		2.45%		04/05/19	1,001,565	1,000,000
Issued 03/14/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $1,032,314, 4.00%, due 04/01/49)		2.45%		04/05/19	1,001,497	1,000,000
Issued 03/15/19, repurchase date 04/16/19 (Collateralized by U.S. Government Agency Securities valued at $2,064,487, 2.94% - 4.50%, due 12/01/37 - 03/20/49)		2.45%		04/05/19	2,002,858	2,000,000
Issued 03/18/19, repurchase date 04/17/19 (Collateralized by U.S. Government Agency Securities valued at $2,064,207, 2.94% - 4.00%, due 01/01/49 - 03/20/49)		2.45%		04/05/19	2,002,450	2,000,000
						85,000,000
U.S. Treasury Repurchase Agreements 1.3%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $3,544,290, 2.88%, due 08/15/28)		2.40%		04/01/19	3,474,759	3,474,064
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $3,060,702, 2.88%, due 08/15/28)		2.60%		04/01/19	3,000,650	3,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $1,020,233, 0.13%, due 01/15/22 - 07/15/26)		2.58%		04/01/19	1,000,215	1,000,000
						7,474,064
Other Repurchase Agreements** 5.4%
BNP PARIBAS SA
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,752,824, 2.33% - 6.94%, due 10/01/21 - 01/25/29)		2.53%		04/04/19	5,002,460	5,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,141, 2.61% - 8.13%, due 05/13/19 - 12/29/49)		2.55%		04/04/19	2,000,992	2,000,000
33

Schwab Investor Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/22/19, repurchase date 06/20/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $652,017, 2.61% - 8.13%, due 05/13/19 - 12/29/49)		2.81%		05/03/19	601,967	600,000
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,384, 2.87% - 6.40%, due 09/25/33 - 04/01/49)		3.00%		06/27/19	2,015,333	2,000,000
Issued 02/27/19, repurchase date 08/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,611,692, 3.87% - 8.38%, due 12/15/21 - 01/20/46)		3.05%		06/27/19	4,040,667	4,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/14/19, repurchase date 05/16/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,200,005, 0.00%, due 01/27/47)		2.82%		05/03/19	8,048,880	8,000,000
RBC CAPITAL MARKETS LLC
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,101,528, 3.50%, due 07/29/20 - 11/15/42)		2.50%		04/04/19	2,000,972	2,000,000
WELLS FARGO SECURITIES LLC
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,657, 1.75%, due 05/15/20)		2.55%		04/04/19	1,000,496	1,000,000
Issued 01/04/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,184,838, 3.42% - 5.83%, due 01/18/22 - 07/05/35)		3.35%		07/02/19	7,116,599	7,000,000
						31,600,000
Total Repurchase Agreements
(Cost $124,074,064)						124,074,064
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $176,924,861 or 30.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
34

Schwab Prime Money Fund
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value (NAV) money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the funds’ investment securities were classified as Level 2.
The breakdown of the funds’ investments into major categories is disclosed on the Portfolio Holdings.
REG94696MAR19
35

The Charles Schwab Family of Funds
Schwab Retirement Government Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 33.7% of net assets
U.S. Government Agency Debt 28.0%
FEDERAL FARM CREDIT BANKS FUNDING CORP		2.46%		04/03/19	100,000	99,986
		2.47%		06/24/19	100,000	99,428
		2.50%		07/03/19	300,000	298,078
		2.62%		07/26/19	100,000	99,169
		2.66%		09/10/19	100,000	98,826
FEDERAL HOME LOAN BANKS		2.46%		04/03/19	200,000	199,973
		2.41%		04/04/19	3,700,000	3,699,260
		2.44%		04/04/19	500,000	499,898
		2.47%		04/04/19	700,000	699,857
		2.45%		04/05/19	400,000	399,892
		2.46%		04/05/19	500,000	499,864
		2.47%		04/05/19	300,000	299,918
		2.45%		04/08/19	150,000	149,929
		2.41%		04/10/19	500,000	499,699
		2.44%		04/10/19	1,200,000	1,199,271
		2.45%		04/10/19	2,675,000	2,673,364
		2.41%		04/11/19	2,000,000	1,998,661
		2.47%		04/11/19	400,000	399,727
		2.44%		04/12/19	500,000	499,629
		2.45%		04/12/19	2,200,000	2,198,353
		2.40%		04/15/19	11,500,000	11,489,267
		2.41%		04/15/19	2,700,000	2,697,469
		2.45%		04/15/19	830,000	829,210
		2.42%		04/16/19	15,000,000	14,984,906
		2.42%		04/17/19	15,000,000	14,983,907
		2.45%		04/17/19	600,000	599,346
		2.46%		04/17/19	2,000,000	1,997,822
		2.41%		04/18/19	300,000	299,659
		2.45%		04/18/19	200,000	199,769
		2.42%		04/22/19	25,125,000	25,089,605
		2.43%		04/22/19	100,000	99,858
1

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.44%		04/22/19	1,400,000	1,398,007
		2.46%		04/22/19	3,100,000	3,095,569
		2.45%		04/24/19	400,000	399,376
		2.46%		04/24/19	200,000	199,687
		2.47%		04/24/19	900,000	898,589
		2.48%		04/24/19	500,000	499,214
		2.43%		04/26/19	5,490,000	5,480,755
		2.44%		04/26/19	100,000	99,831
		2.45%		04/26/19	400,000	399,322
		2.46%		04/26/19	4,500,000	4,492,344
		2.46%		04/29/19	2,100,000	2,095,998
		2.42%		05/01/19	18,000,000	17,963,955
		2.45%		05/01/19	4,500,000	4,490,850
		2.46%		05/01/19	1,400,000	1,397,141
		2.43%		05/03/19	2,000,000	1,995,698
		2.46%		05/03/19	200,000	199,564
		2.47%		05/03/19	700,000	698,469
		2.43%		05/06/19	5,000,000	4,988,236
		2.46%		05/06/19	2,000,000	1,995,236
		2.47%		05/08/19	400,000	398,989
		2.42%		05/09/19	14,000,000	13,964,386
		2.42%		05/10/19	30,000,000	29,921,675
		2.44%		05/14/19	715,000	712,925
		2.43%		05/15/19	23,000,000	22,931,941
		2.46%		05/15/19	1,300,000	1,296,095
		2.47%		05/15/19	300,000	299,098
		2.45%		05/17/19	48,000,000	47,850,040
		2.44%		05/22/19	20,000,000	19,931,235
		2.46%		05/22/19	1,400,000	1,395,141
		2.47%		05/22/19	200,000	199,303
		2.43%		05/24/19	6,000,000	5,978,623
		2.44%		05/24/19	600,000	597,854
		2.45%		05/24/19	700,000	697,485
		2.46%		05/24/19	925,000	921,664
		2.48%		05/24/19	3,200,000	3,188,404
		1.38%		05/28/19	15,000,000	14,973,890
		2.45%		05/28/19	20,000,000	20,000,623
		2.47%		05/30/19	100,000	99,597
		2.49%		05/30/19	400,000	398,381
		2.44%		05/31/19	200,000	199,190
		2.44%		06/03/19	11,000,000	10,953,319
		2.47%		06/12/19	100,000	99,508
		1.63%		06/14/19	25,000,000	24,954,606
		4.38%		06/14/19	9,000,000	9,033,623
		2.45%		06/19/19	3,000,000	2,983,970
		2.49%		06/20/19	200,000	198,907
		2.59%		06/20/19	100,000	99,431
		1.13%		06/21/19	2,700,000	2,691,690
		2.48%		06/21/19	350,000	348,063
		2.51%		06/21/19	770,000	765,686
		2.45%		06/25/19	25,000,000	24,856,562
2

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.49%		07/02/19	400,000	397,475
		2.55%		07/02/19	200,000	198,697
		2.59%		07/02/19	100,000	99,346
		2.49%		07/10/19	1,200,000	1,191,767
		2.53%		07/10/19	1,210,000	1,201,597
		2.47%		07/15/19	1,000,000	992,854
		2.49%		07/24/19	8,500,000	8,433,785
		0.88%		08/05/19	4,875,000	4,847,323
		2.54%		08/06/19	500,000	495,573
		2.52%		08/20/19	140,000	138,635
		2.64%		08/20/19	200,000	197,963
		2.48%		09/11/19	1,000,000	988,898
		1.38%		09/13/19	9,680,000	9,630,954
		2.48%		09/13/19	2,200,000	2,175,296
		2.46%		09/25/19	39,000,000	38,534,047
		2.59%		09/25/19	100,000	98,746
		2.50%		09/26/19	150,000	148,168
		2.58%		03/20/20	6,000,000	6,000,000
		2.51%		04/02/20	7,000,000	7,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.13%		04/15/19	5,000,000	4,997,327
		1.75%		05/30/19	1,000,000	998,874
		2.63%		06/19/19	60,000	59,658
		0.88%		07/19/19	4,470,000	4,448,232
		1.25%		10/02/19	2,200,000	2,186,068
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		08/02/19	4,000,000	3,977,452
						505,052,080
U.S. Treasury Debt 5.7%
United States Treasury		2.44%		04/23/19	28,000,000	27,958,317
		2.47%		04/23/19	51,000,000	50,923,019
		1.63%		06/30/19	25,000,000	24,947,575
						103,828,911
Total Fixed-Rate Obligations
(Cost $608,880,991)						608,880,991

Variable-Rate Obligations 15.4% of net assets
U.S. Government Agency Debt 15.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.05%)		2.54%	04/21/19	02/21/20	9,900,000	9,909,799
(3 mo. USD-LIBOR - 0.14%)		2.46%	06/12/19	03/12/20	5,000,000	4,999,764
(1 mo. USD-LIBOR + 0.01%)		2.51%	04/29/19	06/29/20	10,000,000	10,000,000
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.32%)		2.48%		04/09/19	10,000,000	9,999,663
(3 mo. USD-LIBOR - 0.32%)		2.48%		04/12/19	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.07%)		2.42%		04/24/19	20,000,000	19,999,572
(1 mo. USD-LIBOR - 0.14%)		2.36%	04/09/19	05/09/19	1,000,000	999,972
(SOFR + 0.04%)		2.69%	03/30/19	05/15/19	10,000,000	10,000,000
3

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. USD-LIBOR - 0.16%)		2.44%		06/05/19	13,000,000	13,000,615
(SOFR + 0.04%)		2.69%	03/30/19	06/21/19	5,000,000	5,000,000
(3 mo. USD-LIBOR - 0.26%)		2.35%		06/27/19	9,100,000	9,098,769
(1 mo. USD-LIBOR - 0.04%)		2.46%	04/08/19	09/06/19	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.09%)		2.40%	04/10/19	09/10/19	8,000,000	7,999,303
(SOFR + 0.06%)		2.71%	03/30/19	09/10/19	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.08%)		2.41%	04/27/19	09/27/19	7,000,000	6,999,605
(1 mo. USD-LIBOR - 0.08%)		2.41%	04/01/19	10/01/19	25,000,000	25,000,000
(1 mo. USD-LIBOR - 0.07%)		2.42%	04/09/19	10/09/19	8,000,000	7,999,991
(SOFR + 0.03%)		2.68%	03/30/19	12/06/19	4,500,000	4,500,000
(3 mo. USD-LIBOR - 0.16%)		2.58%	05/07/19	02/07/20	10,500,000	10,502,088
(SOFR + 0.04%)		2.69%	03/30/19	02/21/20	17,000,000	17,000,000
(SOFR + 0.07%)		2.72%	03/30/19	03/27/20	14,000,000	14,000,000
(1 mo. USD-LIBOR - 0.03%)		2.46%	04/20/19	04/20/20	18,000,000	18,000,000
(1 mo. USD-LIBOR - 0.02%)		2.47%	04/01/19	06/01/20	15,000,000	15,000,000
(SOFR + 0.12%)		2.77%	03/30/19	03/12/21	6,000,000	6,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		2.68%	03/30/19	05/08/19	2,000,000	2,000,000
(SOFR + 0.03%)		2.68%	03/30/19	06/19/19	10,000,000	10,000,000
(SOFR + 0.03%)		2.68%	04/02/19	10/01/19	15,000,000	15,000,000
Total Variable-Rate Obligations
(Cost $278,009,141)						278,009,141
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 52.1% of net assets
U.S. Government Agency Repurchase Agreements* 29.1%
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $58,437,519, 2.61% - 5.00%, due 10/01/26 - 01/01/49)		2.62%		04/01/19	56,782,050	56,769,655
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $17,513,809, 4.00%, due 07/01/47 - 04/01/49)		2.61%		04/01/19	17,003,698	17,000,000
BMO CAPITAL MARKETS CORP
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,060,442, 3.50% - 4.50%, due 01/01/29 - 03/20/58)		2.57%		04/01/19	2,000,428	2,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $18,364,103, 0.00% - 3.19%, due 06/20/19 - 12/20/48)		2.60%		04/01/19	18,003,900	18,000,000
GOLDMAN SACHS & CO LLC
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $5,100,000, 3.50% - 4.00%, due 04/01/48 - 11/20/48)		2.68%		04/03/19	5,002,606	5,000,000
4

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities valued at $25,500,000, 2.50% - 7.50%, due 07/15/20 - 05/15/53)		2.70%		04/04/19	25,013,125	25,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $49,440,000, 2.50% - 7.50%, due 08/01/28 - 04/01/49)		2.60%		04/01/19	48,010,400	48,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $25,527,041, 2.25% - 4.00%, due 10/31/24 - 07/01/47)		2.70%		04/03/19	25,013,125	25,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $11,330,001, 3.50%, due 07/01/48)		2.60%		04/01/19	11,002,383	11,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $3,060,054, 3.00%, due 02/15/48)		2.61%		04/01/19	3,000,653	3,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $76,516,410, 0.00% - 3.38%, due 04/11/19 - 11/15/48)		2.57%		04/01/19	75,016,063	75,000,000
Issued 02/15/19, repurchase date 04/15/19 (Collateralized by U.S. Treasury Securities valued at $15,361,706, 0.63% - 2.75%, due 11/30/19 - 02/15/43)		2.46%		04/05/19	15,050,225	15,000,000
ROYAL BANK OF CANADA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $82,417,647, 1.50% - 4.57%, due 09/01/24 - 04/01/49)		2.57%		04/01/19	80,017,133	80,000,000
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $51,526,036, 2.94% - 4.50%, due 03/01/43 - 03/20/49)		2.60%		04/02/19	50,025,278	50,000,000
Issued 03/18/19, repurchase date 04/17/19 (Collateralized by U.S. Government Agency Securities valued at $5,160,515, 2.87% - 4.50%, due 11/25/36 - 06/01/51)		2.45%		04/05/19	5,006,125	5,000,000
Issued 03/19/19, repurchase date 04/18/19 (Collateralized by U.S. Government Agency Securities valued at $5,160,601, 2.94% - 3.00%, due 08/01/46 - 03/20/49)		2.47%		04/05/19	5,005,832	5,000,000
Issued 03/14/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $10,322,432, 2.87% - 4.50%, due 01/25/29 - 04/01/49)		2.45%		04/05/19	10,014,972	10,000,000
Issued 03/11/19, repurchase date 04/10/19 (Collateralized by U.S. Government Agency Securities valued at $5,160,515, 4.00%, due 04/01/49)		2.45%		04/05/19	5,008,507	5,000,000
Issued 03/15/19, repurchase date 04/16/19 (Collateralized by U.S. Government Agency Securities valued at $25,806,078, 2.86% - 4.50%, due 01/25/29 - 06/01/51)		2.45%		04/05/19	25,035,729	25,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $45,770,030, 4.00%, due 02/01/49)		2.63%		04/01/19	44,009,643	44,000,000
						524,769,655
5

Schwab Retirement Government Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 23.0%
BANK OF MONTREAL
Issued 03/19/19, repurchase date 04/02/19 (Collateralized by U.S. Treasury Securities valued at $5,104,836, 0.00% - 4.25%, due 04/25/19 - 05/15/48)		2.43%		04/02/19	5,004,725	5,000,000
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $104,062,627, 1.25% - 2.38%, due 04/15/21 - 07/31/23)		2.60%		04/01/19	102,022,100	102,000,000
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $8,161,872, 2.88%, due 08/15/28)		2.60%		04/01/19	8,001,733	8,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $13,262,729, 2.88%, due 08/15/28)		2.40%		04/01/19	13,002,600	13,000,000
BNP PARIBAS SA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $165,275,547, 0.00% - 7.13%, due 05/30/19 - 02/15/39)		2.58%		04/01/19	162,034,830	162,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $127,500,032, 2.25%, due 10/31/24)		2.58%		04/01/19	125,026,875	125,000,000
						415,000,000
Total Repurchase Agreements
(Cost $939,769,655)						939,769,655
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
6

Schwab Retirement Government Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940 (the 1940 Act). In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable net asset value (NAV) money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
REG94690MAR19
7

The Charles Schwab Family of Funds
Schwab Variable Share Price Money Fund™

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.3% of net assets
Asset-Backed Commercial Paper 16.9%
ALPINE SECURITIZATION LLC	a,b	2.81%		05/01/19	39,000,000	38,911,697
	a,b	2.59%		06/18/19	4,000,000	3,976,906
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.59%		05/07/19	24,000,000	23,935,520
	a,b	2.59%		06/24/19	3,000,000	2,981,570
	a,b	2.59%		06/27/19	8,000,000	7,949,100
	a,b	2.58%		07/03/19	2,000,000	1,986,395
BARTON CAPITAL SA	a,b	2.79%		04/09/19	15,000,000	14,988,656
	a,b	2.76%		04/15/19	1,000,000	998,810
	a,b	2.74%		04/17/19	1,000,000	998,666
	a,b	2.75%		04/17/19	600,000	599,200
	a,b	2.60%		05/08/19	3,000,000	2,991,427
	a,b	2.60%		06/05/19	22,000,000	21,891,872
	a,b	2.60%		07/01/19	2,000,000	1,986,542
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.50%		04/03/19	6,000,000	5,997,918
CAFCO LLC	a,b	2.41%		04/01/19	2,000,000	1,999,598
	a,b	2.74%		04/23/19	11,000,000	10,981,224
	a,b	2.60%		05/13/19	2,000,000	1,993,775
	a,b	2.63%		10/01/19	20,000,000	19,730,507
CHARIOT FUNDING LLC	a,b	2.99%		06/10/19	5,000,000	4,974,673
	a,b	3.03%		06/12/19	500,000	497,401
	a,b	2.87%		07/15/19	11,500,000	11,414,612
	a,b	2.62%		09/05/19	25,000,000	24,718,333
CHARTA LLC	a,b	2.77%		04/22/19	1,000,000	998,367
	a,b	2.72%		04/25/19	4,000,000	3,992,626
	a,b	2.59%		05/17/19	1,500,000	1,494,902
	a,b	2.57%		06/13/19	10,000,000	9,946,568
	a,b	2.55%		07/01/19	5,000,000	4,966,721
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.83%		08/06/19	5,000,000	4,953,381
	a	2.62%		09/25/19	10,000,000	9,869,250
1

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CRC FUNDING LLC	a,b	2.60%		05/16/19	25,000,000	24,917,500
	a,b	2.65%		08/23/19	6,000,000	5,937,207
	a,b	2.66%		08/29/19	1,000,000	989,078
	a,b	2.63%		10/02/19	5,000,000	4,932,031
CROWN POINT CAPITAL COMPANY LLC	a,b	2.63%		05/17/19	9,900,000	9,901,678
	a,b	2.62%		05/28/19	2,000,000	2,000,325
	a,b	2.61%		06/17/19	21,500,000	21,502,814
GOTHAM FUNDING CORP	a,b	2.56%		05/31/19	44,000,000	43,805,960
KELLS FUNDING LLC	a,b	2.67%		04/22/19	9,000,000	8,985,378
	a,b	2.59%		05/10/19	5,000,000	4,985,621
	a,b	2.58%		06/11/19	40,000,000	39,807,183
	a,b	2.58%		06/13/19	3,000,000	2,984,700
	a,b	2.60%		06/14/19	26,100,000	25,965,070
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.56%		04/03/19	19,900,000	19,893,132
	a,b	2.58%		06/03/19	1,000,000	995,378
	a,b	2.59%		06/24/19	1,500,000	1,490,785
LMA AMERICAS LLC	a,b	2.59%		05/24/19	12,000,000	11,953,557
	a,b	2.58%		06/04/19	6,000,000	5,972,039
	a,b	2.59%		06/07/19	6,000,000	5,970,740
	a,b	2.58%		06/10/19	3,600,000	3,581,662
METLIFE SHORT TERM FUNDING LLC	a,b	2.73%		04/01/19	5,000,000	4,998,990
	a,b	2.69%		04/08/19	13,000,000	12,991,243
	a,b	2.69%		04/16/19	5,000,000	4,993,928
	a,b	2.66%		04/29/19	3,325,000	3,317,994
	a,b	2.66%		05/20/19	6,000,000	5,978,489
	a,b	2.62%		06/03/19	3,000,000	2,986,244
	a,b	2.58%		06/17/19	1,000,000	994,411
	a,b	2.57%		07/09/19	2,000,000	1,985,624
	a,b	2.78%		07/22/19	5,600,000	5,554,383
	a,b	2.61%		09/23/19	1,200,000	1,184,609
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.57%		04/23/19	18,000,000	17,969,025
	a,b	2.58%		06/03/19	19,000,000	18,913,091
	a,b	2.55%		06/05/19	3,000,000	2,985,845
	a,b	2.59%		06/06/19	5,000,000	4,976,042
OLD LINE FUNDING LLC	a,b	2.70%		04/22/19	23,000,000	22,962,326
	a,b	2.83%		04/23/19	20,000,000	19,965,861
	a,b	2.56%		06/03/19	15,000,000	14,931,442
	a,b	2.64%		08/20/19	3,000,000	2,969,628
	a,b	2.63%		09/16/19	10,000,000	9,877,593
PRICOA SHORT TERM FUNDING LLC	a,b	2.80%		04/05/19	5,000,000	4,997,642
	a,b	2.79%		07/08/19	5,000,000	4,964,426
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.77%		04/16/19	4,000,000	3,995,102
	a,b	2.87%		04/22/19	1,000,000	998,362
	a,b	2.61%		05/20/19	14,361,000	14,309,099
	a,b	2.61%		05/28/19	892,000	888,261
	a,b	2.60%		06/03/19	18,000,000	17,916,477
	a,b	2.62%		06/19/19	2,000,000	1,988,274
2

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.62%		05/01/19	14,000,000	13,968,302
	a,b	2.68%		05/06/19	3,500,000	3,490,845
	a,b	2.60%		06/05/19	3,000,000	2,985,686
	a,b	2.60%		07/01/19	1,500,000	1,489,977
VICTORY RECEIVABLES CORP	a,b	2.55%		05/30/19	25,000,000	24,891,629
	a,b	2.60%		06/17/19	10,000,000	9,943,667
						756,662,572
Financial Company Commercial Paper 7.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD	b	2.74%		04/09/19	1,000,000	999,261
BPCE SA	b	2.80%		04/02/19	9,000,000	8,997,650
	b	2.74%		04/08/19	3,000,000	2,998,035
	b	2.72%		05/01/19	8,000,000	7,982,481
CANADIAN IMPERIAL BANK OF COMMERCE	b	2.45%		04/05/19	48,000,000	47,977,348
CITIGROUP GLOBAL MARKETS INC	b	2.55%		06/26/19	5,000,000	4,968,677
	b	2.55%		07/23/19	6,000,000	5,950,487
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	3,100,000	3,064,068
DBS BANK LTD	b	2.56%		07/03/19	10,000,000	9,931,707
	b	2.63%		10/02/19	1,000,000	986,224
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)	b	2.45%		04/03/19	3,000,000	2,999,004
ERSTE ABWICKLUNGSANSTALT	b	2.63%		05/02/19	17,000,000	16,960,455
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.40%		04/01/19	42,000,000	41,991,582
HSBC USA INC	b	2.82%		07/18/19	6,500,000	6,447,751
	b	2.66%		09/05/19	13,000,000	12,846,773
	b	2.67%		09/06/19	1,000,000	988,140
JP MORGAN SECURITIES LLC		2.90%		07/09/19	11,000,000	10,917,689
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.50%		04/05/19	2,000,000	1,999,036
MACQUARIE BANK LTD	b	2.76%		04/09/19	2,000,000	1,998,488
	b	2.57%		06/19/19	20,000,000	19,882,922
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.67%		04/25/19	29,820,000	29,765,787
	b	2.60%		07/01/19	2,000,000	1,986,694
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	3,000,000	2,978,690
NRW BANK	b	2.45%		04/04/19	20,000,000	19,991,850
SKANDINAVISKA ENSKILDA BANKEN AB	b	2.52%		05/22/19	15,000,000	14,945,078
SOCIETE GENERALE SA	b	2.76%		04/08/19	17,000,000	16,988,610
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	12,000,000	11,878,307
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.60%		06/21/19	3,000,000	2,982,073
	b	2.60%		06/24/19	10,000,000	9,937,940
SWEDBANK AB		2.66%		05/23/19	7,000,000	6,974,301
UBS AG (LONDON BRANCH)	b	2.64%		04/12/19	5,000,000	4,995,172
						334,312,280
3

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 16.5%
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.70%		04/05/19	34,000,000	34,001,075
		2.55%		04/09/19	8,000,000	8,000,051
		2.56%		05/01/19	3,000,000	3,000,089
BRANCH BANKING AND TRUST COMPANY		2.41%		04/01/19	11,000,000	11,000,008
		2.41%		04/02/19	45,000,000	45,000,032
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		08/27/19	7,000,000	7,000,269
		2.66%		09/03/19	17,000,000	17,002,784
		2.65%		09/25/19	15,000,000	15,001,751
DNB BANK ASA (NEW YORK BRANCH)		2.60%		05/13/19	9,000,000	9,001,732
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (LONDON BRANCH)		2.65%		05/07/19	30,000,000	30,006,469
		2.58%		06/03/19	3,000,000	3,000,457
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		2.70%		04/10/19	9,000,000	9,000,746
HSBC BANK USA NA (NEW YORK BRANCH)		2.50%		04/03/19	2,000,000	2,000,004
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.51%		04/11/19	43,000,000	43,000,344
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.44%		04/02/19	23,000,000	23,000,034
		2.44%		04/03/19	7,000,000	7,000,012
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.64%		05/01/19	13,000,000	13,002,338
		2.60%		05/09/19	1,500,000	1,500,234
		2.60%		05/13/19	1,200,000	1,200,190
		2.59%		05/20/19	2,000,000	2,000,287
		2.59%		05/23/19	11,000,000	11,001,536
		2.57%		06/13/19	5,000,000	5,000,428
		2.58%		06/26/19	1,000,000	1,000,085
MIZUHO BANK LTD (NEW YORK BRANCH)		2.77%		04/04/19	41,700,000	41,702,358
		2.76%		04/09/19	1,000,000	1,000,101
		2.76%		04/10/19	1,100,000	1,100,121
		2.73%		04/15/19	3,000,000	3,000,427
		2.67%		05/10/19	1,000,000	1,000,246
		2.59%		05/13/19	18,500,000	18,502,925
		2.60%		05/23/19	14,000,000	14,002,323
		2.59%		06/06/19	1,000,000	1,000,146
		2.58%		06/14/19	1,000,000	1,000,121
		2.59%		06/21/19	3,000,000	3,000,412
		2.60%		06/27/19	2,000,000	2,000,309
MUFG BANK LTD (NEW YORK BRANCH)		2.71%		04/17/19	41,500,000	41,506,303
		2.85%		04/23/19	11,000,000	11,003,092
		2.83%		05/01/19	2,500,000	2,500,820
		2.82%		05/09/19	14,000,000	14,005,466
		2.62%		05/21/19	2,000,000	2,000,357
MUFG UNION BANK NA		2.59%		06/07/19	10,000,000	10,001,519
NATIXIS (NEW YORK BRANCH)		2.67%		04/30/19	2,000,000	2,000,411
4

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORDEA BANK ABP (NEW YORK BRANCH)		2.65%		04/16/19	9,000,000	9,001,080
		2.59%		06/12/19	11,000,000	11,002,096
		2.59%		08/19/19	1,500,000	1,500,283
		2.61%		08/26/19	31,000,000	31,007,553
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.60%		05/06/19	21,200,000	21,201,774
		2.56%		05/15/19	1,000,000	1,000,047
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.58%		06/07/19	17,000,000	17,003,087
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.56%		05/24/19	10,000,000	10,001,175
		2.83%		07/11/19	10,000,000	10,008,049
		2.78%		07/22/19	2,000,000	2,001,426
		2.63%		09/09/19	3,000,000	3,000,771
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.62%		05/22/19	18,000,000	18,003,167
		2.56%		06/18/19	41,000,000	41,000,150
		2.56%		06/21/19	6,000,000	5,999,933
		2.57%		07/02/19	3,000,000	2,999,935
		2.60%		07/03/19	9,000,000	9,000,508
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.76%		05/10/19	5,000,000	5,001,291
		2.78%		07/15/19	32,000,000	32,018,511
		2.61%		09/09/19	40,000,000	40,002,588
						741,801,836
Other Instrument 0.6%
BANK OF AMERICA NA		2.62%		04/08/19	25,000,000	25,001,937
Non-Financial Company Commercial Paper 2.1%
CARGILL INC	b	2.43%		04/03/19	11,000,000	10,996,295
COCA-COLA CO	b	2.79%		07/24/19	20,000,000	19,833,015
TOTAL CAPITAL CANADA LTD	a,b	2.40%		04/01/19	2,000,000	1,999,603
	a,b	2.40%		04/02/19	62,000,000	61,983,515
						94,812,428
Non-Negotiable Time Deposits 11.8%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.42%		04/03/19	21,000,000	21,000,000
		2.43%		04/04/19	29,000,000	29,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		04/01/19	47,000,000	47,000,000
		2.45%		04/02/19	32,000,000	32,000,000
		2.46%		04/04/19	55,000,000	55,000,000
BANK OF NEW YORK MELLON (GRAND CAYMAN BRANCH)		2.40%		04/01/19	37,000,000	37,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.49%		04/05/19	26,000,000	26,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.39%		04/01/19	48,000,000	48,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.44%		04/01/19	47,000,000	47,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.42%		04/04/19	2,000,000	2,000,000
NORTHERN TRUST CO (GRAND CAYMAN BRANCH)		2.39%		04/01/19	56,000,000	56,000,000
NRW BANK (DUSSELDORF BRANCH)		2.42%		04/01/19	20,000,000	20,000,000
5

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.50%		04/04/19	41,000,000	41,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.39%		04/01/19	6,000,000	6,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.50%		04/03/19	9,000,000	9,000,000
		2.47%		04/05/19	55,000,000	55,000,000
						531,000,000
Total Fixed-Rate Obligations
(Cost $2,483,601,011)						2,483,591,053

Variable-Rate Obligations 22.2% of net assets
Asset-Backed Commercial Paper 1.7%
CHARIOT FUNDING LLC
(3 mo. USD-LIBOR + 0.05%)	a,b	2.81%	04/25/19	10/25/19	500,000	500,040
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.12%)	a	2.71%		06/14/19	4,000,000	4,001,059
(3 mo. USD-LIBOR + 0.02%)	a	2.68%	06/03/19	09/03/19	10,000,000	10,000,547
(3 mo. USD-LIBOR + 0.03%)	a	2.64%	06/12/19	09/12/19	10,000,000	10,000,633
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.12%)	a,b	2.71%		06/14/19	10,000,000	10,002,648
(3 mo. USD-LIBOR + 0.13%)	a,b	2.94%	04/03/19	07/03/19	7,000,000	7,002,372
(3 mo. USD-LIBOR + 0.10%)	a,b	2.90%	04/15/19	07/15/19	17,000,000	17,005,025
(1 mo. USD-LIBOR + 0.21%)	a,b	2.70%	04/12/19	08/12/19	4,000,000	4,001,620
(3 mo. USD-LIBOR + 0.03%)	a,b	2.78%	05/13/19	08/12/19	6,500,000	6,500,535
FAIRWAY FINANCE CO LLC
(1 mo. USD-LIBOR + 0.16%)	a,b	2.65%		04/04/19	5,300,000	5,300,205
						74,314,684
Financial Company Commercial Paper 2.3%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.60%	04/08/19	08/07/19	15,000,000	15,001,534
HSBC USA INC
(1 mo. USD-LIBOR + 0.29%)	b	2.77%	04/17/19	05/17/19	5,000,000	5,002,000
(3 mo. USD-LIBOR + 0.06%)	b	2.83%	04/17/19	07/17/19	7,000,000	7,001,702
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a,b	2.62%	05/01/19	10/01/19	8,000,000	8,002,020
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	2.63%	04/08/19	08/06/19	14,000,000	14,002,590
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.00%)	b	2.68%	05/20/19	11/19/19	1,000,000	1,000,089
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.64%	06/03/19	12/02/19	29,000,000	29,002,721
(3 mo. USD-LIBOR + 0.05%)	b	2.82%	04/29/19	01/27/20	9,000,000	9,002,517
6

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK/THE
(3 mo. USD-LIBOR + 0.18%)	b	2.78%	06/24/19	09/24/19	11,000,000	11,010,713
(1 mo. USD-LIBOR + 0.11%)	b	2.60%	04/11/19	10/11/19	6,000,000	5,999,811
						105,025,697
Certificates of Deposit 14.8%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.15%)		2.63%		04/15/19	12,000,000	12,000,637
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.88%		04/05/19	11,000,000	11,000,166
(3 mo. USD-LIBOR + 0.08%)		2.88%	04/02/19	07/02/19	3,500,000	3,500,835
(3 mo. USD-LIBOR + 0.16%)		2.76%	06/12/19	09/12/19	4,000,000	4,003,262
(3 mo. USD-LIBOR + 0.08%)		2.87%	04/16/19	10/16/19	1,500,000	1,500,756
(3 mo. USD-LIBOR + 0.02%)		2.66%	05/28/19	11/27/19	8,000,000	8,001,260
(3 mo. USD-LIBOR + 0.02%)		2.63%	07/02/19	01/02/20	10,000,000	10,001,084
BNP PARIBAS (SAN FRANCISCO BRANCH)
(3 mo. USD-LIBOR + 0.09%)		2.88%	04/04/19	07/05/19	3,000,000	3,000,654
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.20%)		2.94%		05/01/19	21,000,000	21,003,936
(1 mo. USD-LIBOR + 0.36%)		2.86%	04/30/19	09/30/19	5,000,000	5,006,825
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.59%	04/12/19	08/12/19	15,000,000	15,000,495
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/03/19	07/03/19	15,000,000	15,009,757
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.65%	04/15/19	05/15/19	1,000,000	1,000,241
(1 mo. USD-LIBOR + 0.30%)		2.80%	04/30/19	07/30/19	10,000,000	10,005,701
(3 mo. USD-LIBOR + 0.00%)		2.70%	05/13/19	11/13/19	10,000,000	10,000,857
(1 mo. USD-LIBOR + 0.12%)		2.60%	04/08/19	12/06/19	25,000,000	24,996,534
CREDIT SUISSE AG (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.66%		04/09/19	19,000,000	19,000,615
(3 mo. USD-LIBOR + 0.15%)		2.78%		06/19/19	3,000,000	3,000,725
DNB BANK ASA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.81%	04/10/19	07/10/19	19,000,000	19,003,819
DNB BANK ASA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.59%	04/09/19	09/09/19	14,000,000	13,999,306
HSBC BANK USA NA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		2.64%		04/02/19	23,700,000	23,700,000
(3 mo. USD-LIBOR + 0.00%)		2.73%	05/06/19	08/06/19	6,000,000	6,000,279
(3 mo. USD-LIBOR + 0.00%)		2.65%	06/04/19	09/04/19	1,000,000	1,000,056
MUFG BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/23/19	05/23/19	15,000,000	15,006,921
(3 mo. USD-LIBOR + 0.12%)		2.88%	04/23/19	10/22/19	15,000,000	15,011,180
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.29%)		2.78%	04/23/19	05/20/19	10,500,000	10,504,505
(3 mo. USD-LIBOR + 0.02%)		2.78%	04/29/19	10/28/19	5,000,000	5,000,690
7

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.74%	05/07/19	11/07/19	6,000,000	6,000,503
(3 mo. USD-LIBOR + 0.00%)		2.68%	05/20/19	11/19/19	19,100,000	19,101,698
(1 mo. USD-LIBOR + 0.12%)		2.60%	04/08/19	12/06/19	4,000,000	4,000,033
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.85%		04/17/19	30,000,000	30,001,653
(3 mo. USD-LIBOR + 0.15%)		2.79%		05/20/19	1,000,000	1,000,248
(3 mo. USD-LIBOR + 0.13%)		2.76%		05/28/19	6,000,000	6,001,567
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.87%	04/03/19	07/03/19	12,000,000	12,002,257
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.27%)		2.75%	04/15/19	05/15/19	20,000,000	20,003,203
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.28%)		2.77%	04/03/19	05/03/19	9,000,000	9,001,507
(3 mo. USD-LIBOR + 0.12%)		2.92%	04/01/19	07/01/19	28,000,000	28,009,376
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		2.66%	04/23/19	05/21/19	1,000,000	1,000,162
(3 mo. USD-LIBOR + 0.07%)		2.67%		06/28/19	6,000,000	6,001,658
(3 mo. USD-LIBOR + 0.15%)		2.95%	04/02/19	10/02/19	7,500,000	7,506,160
(3 mo. USD-LIBOR + 0.08%)		2.88%	04/15/19	10/15/19	2,500,000	2,501,254
(3 mo. USD-LIBOR + 0.00%)		2.68%	05/20/19	11/19/19	1,500,000	1,500,133
SWEDBANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.25%)		2.74%	04/08/19	07/08/19	18,000,000	18,009,391
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.79%	04/23/19	07/22/19	7,000,000	7,003,932
(3 mo. USD-LIBOR + 0.17%)		2.79%	06/03/19	09/03/19	15,000,000	15,010,910
US BANK NATIONAL ASSOCIATION
(1 mo. USD-LIBOR + 0.15%)		2.65%	04/15/19	05/13/19	16,000,000	16,003,452
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.07%)		2.85%		04/16/19	50,000,000	50,002,735
(1 mo. USD-LIBOR + 0.30%)		2.80%	04/29/19	06/03/19	17,000,000	17,011,237
(1 mo. USD-LIBOR + 0.23%)		2.71%	04/16/19	07/16/19	10,000,000	10,005,026
(3 mo. USD-LIBOR + 0.19%)		2.99%	04/15/19	08/13/19	5,000,000	5,005,013
(3 mo. USD-LIBOR + 0.18%)		2.98%	04/02/19	10/02/19	20,000,000	20,026,392
(3 mo. USD-LIBOR + 0.02%)		2.72%	05/13/19	11/12/19	25,000,000	25,002,143
(3 mo. USD-LIBOR + 0.03%)		2.64%	06/10/19	12/09/19	19,100,000	19,101,850
(3 mo. USD-LIBOR + 0.04%)		2.67%	06/18/19	12/18/19	2,000,000	2,000,205
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.27%)		2.76%	04/23/19	05/20/19	20,000,000	20,008,007
						664,082,801
Variable Rate Demand Notes 0.8%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	2.59%		04/05/19	1,000,000	1,000,000
8

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	c	2.49%		04/05/19	3,000,000	3,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.50%		04/05/19	5,305,000	5,305,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.40%		04/05/19	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.43%		04/05/19	2,845,000	2,845,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	2.50%		04/05/19	1,090,000	1,090,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		04/05/19	5,000,000	5,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.43%		04/05/19	10,000,000	10,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	2.38%		04/05/19	5,000,000	5,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	2.45%		04/05/19	1,000,000	1,000,000
						35,240,000
Other Instruments 0.5%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.20%)		2.69%	04/01/19	05/01/19	10,000,000	10,000,843
(1 mo. USD-LIBOR + 0.15%)		2.64%	04/04/19	11/04/19	10,000,000	10,000,290
						20,001,133
Non-Financial Company Commercial Paper 2.1%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.66%	06/06/19	11/22/19	17,000,000	17,004,832
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.03%)		2.73%	05/13/19	11/08/19	16,000,000	16,002,322
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.08%)		2.88%		04/05/19	35,000,000	35,000,531
(1 mo. USD-LIBOR + 0.16%)		2.65%	04/03/19	06/27/19	5,000,000	5,001,419
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.70%	05/28/19	11/22/19	23,000,000	23,006,490
						96,015,594
Total Variable-Rate Obligations
(Cost $994,454,191)						994,679,909
9

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.8% of net assets
U.S. Government Agency Repurchase Agreements* 16.7%
BANK OF NOVA SCOTIA
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $12,214,957, 3.75% - 6.00%, due 04/01/29 - 10/01/48)		2.62%		04/01/19	11,915,047	11,912,446
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $50,480,977, 4.00% - 4.50%, due 02/01/48 - 04/01/49)		2.61%		04/01/19	49,010,658	49,000,000
GOLDMAN SACHS & CO LLC
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Government Agency Securities valued at $18,360,000, 3.50% - 4.00%, due 05/20/42 - 11/20/48)		2.68%		04/03/19	18,009,380	18,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities valued at $22,440,000, 3.50% - 4.00%, due 12/15/41 - 11/20/48)		2.70%		04/04/19	22,011,550	22,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $422,300,000, 2.50% - 7.50%, due 12/01/20 - 04/01/49)		2.60%		04/01/19	410,088,833	410,000,000
Issued 03/27/19, repurchase date 04/03/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $37,052,197, 2.00% - 6.00%, due 03/15/21 - 03/01/49)		2.70%		04/03/19	36,018,900	36,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Government Agency Securities valued at $33,990,001, 3.50%, due 07/01/48)		2.60%		04/01/19	33,007,150	33,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $13,262,934, 2.13%, due 12/31/21)		2.57%		04/01/19	13,002,784	13,000,000
Issued 02/15/19, repurchase date 04/15/19 (Collateralized by U.S. Treasury Securities valued at $35,844,008, 0.63% - 2.75%, due 11/30/19 - 02/15/43)		2.46%		04/05/19	35,117,192	34,998,598
ROYAL BANK OF CANADA
Issued 03/26/19, repurchase date 04/02/19 (Collateralized by U.S. Government Agency Securities valued at $28,854,580, 2.94% - 4.50%, due 01/01/43 - 03/20/49)		2.60%		04/02/19	28,014,156	28,000,000
Issued 03/11/19, repurchase date 04/10/19 (Collateralized by U.S. Government Agency Securities valued at $18,577,853, 2.94% - 4.00%, due 11/01/43 - 04/01/49)		2.45%		04/05/19	18,030,625	18,000,000
Issued 03/13/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $7,226,193, 4.00%, due 01/01/49 - 04/01/49)		2.45%		04/05/19	7,010,957	7,000,000
Issued 03/14/19, repurchase date 04/15/19 (Collateralized by U.S. Government Agency Securities valued at $6,193,459, 2.87% - 4.50%, due 11/25/36 - 04/01/49)		2.45%		04/05/19	6,008,983	6,000,000
10

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 03/15/19, repurchase date 04/16/19 (Collateralized by U.S. Government Agency Securities valued at $35,096,266, 2.94% - 4.50%, due 01/25/43 - 03/20/49)		2.45%		04/05/19	34,048,592	34,000,000
Issued 03/18/19, repurchase date 04/17/19 (Collateralized by U.S. Government Agency Securities valued at $18,577,853, 2.35% - 4.50%, due 01/25/29 - 06/01/51)		2.45%		04/05/19	18,022,050	18,000,000
Issued 03/19/19, repurchase date 04/18/19 (Collateralized by U.S. Government Agency Securities valued at $10,321,201, 2.94% - 4.50%, due 08/01/46 - 03/20/49)		2.47%		04/05/19	10,011,664	10,000,000
						748,911,044
U.S. Treasury Repurchase Agreements 0.7%
BARCLAYS BANK PLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $11,222,261, 2.88%, due 08/15/28)		2.40%		04/01/19	11,002,200	11,000,000
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by U.S. Treasury Securities valued at $23,465,123, 2.50%, due 03/31/23)		2.60%		04/01/19	23,004,983	23,000,000
						34,000,000
Other Repurchase Agreements** 5.4%
BNP PARIBAS SA
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $41,419,962, 2.33% - 6.94%, due 10/01/21 - 07/25/29)		2.53%		04/04/19	36,017,710	35,998,888
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,141,704, 0.00% - 7.00%, due 05/13/19 - 07/17/37)		2.55%		04/04/19	14,006,942	13,999,338
Issued 02/13/19, repurchase date 05/14/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,893,138, 2.33% - 6.94%, due 10/01/21 - 01/25/29)		2.70%		05/03/19	12,071,100	12,000,262
Issued 03/22/19, repurchase date 06/20/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,161,707, 2.80% - 10.75%, due 05/13/19 - 01/28/70)		2.81%		05/03/19	20,065,567	19,994,690
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $37,956,326, 0.00% - 6.88%, due 03/15/25 - 04/01/49)		3.00%		06/27/19	33,253,000	32,981,758
Issued 02/27/19, repurchase date 08/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,517,228, 2.87% - 7.79%, due 04/15/25 - 02/25/47)		3.05%		06/27/19	23,233,833	22,991,773
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 02/14/19, repurchase date 05/16/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,900,004, 0.00%, due 01/27/47)		2.82%		05/03/19	26,158,860	25,992,567
11

Schwab Variable Share Price Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,520,937, 2.40% - 5.95%, due 01/15/20 - 12/01/86)		2.50%		04/04/19	11,005,347	10,999,633
WELLS FARGO SECURITIES LLC
Issued 03/29/19, repurchase date 04/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,352,447, 2.70%, due 10/27/22)		2.50%		04/01/19	7,001,458	7,000,000
Issued 03/28/19, repurchase date 04/04/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,252,895, 2.70%, due 10/27/22)		2.55%		04/04/19	5,002,479	4,999,854
Issued 01/18/19, repurchase date 07/17/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,754,401, 4.47% - 8.36%, due 08/16/21 - 03/19/36)		3.28%		07/02/19	40,601,333	40,014,619
Issued 01/04/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,538,938, 3.71% - 6.04%, due 12/15/23 - 10/18/35)		3.35%		07/02/19	15,249,854	15,008,029
						241,981,411
Total Repurchase Agreements
(Cost $1,024,912,446)						1,024,892,455
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,303,347,697 or 29.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note
12

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2019, all of the fund’s investment securities were classified as Level 2.
The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.
13

Schwab Variable Share Price Money Fund
Notes to Portfolio Holdings (continued)

REG91556MAR19
14

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer

Jonathan de St. Paer

Chief Executive Officer

Date:	May 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer

Jonathan de St. Paer

Chief Executive Officer

Date:	May 14, 2019

By:	/s/ Mark Fischer

Mark Fischer

Chief Financial Officer

Date:	May 14, 2019